UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-3447

                              SEI TAX EXEMPT TRUST

               (Exact name of registrant as specified in charter)
                                    --------


                               c/o CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                           c/o SEI Investments Company
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                                   COPIES TO:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2007

                    DATE OF REPORTING PERIOD: AUGUST 31, 2007

ITEM 1.    REPORTS TO STOCKHOLDERS.


[LOGO]
   SEI New ways.
       New answers.(R)





--------------------------------------------------------------------------------


SEI Tax Exempt Trust

--------------------------------------------------------------------------------

Annual Report as of August 31, 2007

--------------------------------------------------------------------------------

Tax Free Fund

Institutional Tax Free Fund

Massachusetts Tax Free Money Market Fund

Intermediate-Term Municipal Fund

Short Duration Municipal Fund

Pennsylvania Municipal Bond Fund

Massachusetts Municipal Bond Fund

New Jersey Municipal Bond Fund

New York Municipal Bond Fund

California Municipal Bond Fund

TABLE OF CONTENTS




--------------------------------------------------------------------------------

Letter to Shareholders                                                         1
--------------------------------------------------------------------------------
Management's Discussion and Analysis of Fund Performance                       2
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm                        9
--------------------------------------------------------------------------------
Schedule of Investments                                                       10
--------------------------------------------------------------------------------
Statements of Assets & Liabilities                                            84
--------------------------------------------------------------------------------
Statements of Operations                                                      86
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           88
--------------------------------------------------------------------------------
Financial Highlights                                                          92
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 95
--------------------------------------------------------------------------------
Trustees and Officers of the Trust                                           102
--------------------------------------------------------------------------------
Disclosure of Fund Expenses                                                  106
--------------------------------------------------------------------------------
Notice to Shareholders                                                       108
--------------------------------------------------------------------------------




The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Tax Exempt Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SEI TAX EXEMPT TRUST -- AUGUST 31, 2007

Letter to Shareholders

TO OUR SHAREHOLDERS:

While housing and sub-prime mortgage woes dominated the headlines, financial markets overall enjoyed generally positive returns for the Funds' fiscal year ended August 31, 2007. Economic growth vacillated during the fiscal year, slowing early, rebounding and then moderating heading into the end of the fiscal year. Volatility increased over the last quarter of the fiscal year due to concerns over rising mortgage delinquencies, sub-prime mortgage concerns, funding issues with asset backed commercial paper programs, lack of liquidity in credit markets, and concerns over the solvency of several hedge funds. Heightened credit concerns led to tighter lending requirements that could restrain future economic growth. Financial markets proved resilient and managed to navigate through the recent flight to quality.

Throughout the fiscal year, the Federal Reserve Bank (the "Fed") remained focused on both inflation and economic growth. From a policy perspective, the Fed did not change the federal funds rate during the fiscal year, but did lower the discount rate by 50 basis points in August to provide liquidity to financial institutions and help alleviate tight credit lending conditions. The Fed's job over the coming months will be to balance its concerns with inflation and the need to successfully steer the economy through its recent challenges. While the overall risk of a recession has increased, the economy appears more poised for a slowdown than an outright recession.

On behalf of SEI, I want to thank you for your confidence in the SEI Tax Exempt Trust. My colleagues and I continue to diligently work to maintain that trust, and we look forward to serving your investment needs in the future.

Sincerely,

/s/ R. A. Nesher

Robert A. Nesher
President


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                         1

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2007

Intermediate-Term Municipal Fund

General Market Overview

The slow down in the housing and real estate markets dominated the news during the fiscal year, especially in the later part of the fiscal year. While the housing story was mainly negative, most financial markets enjoyed positive returns over the fiscal year. Treasury and short-term municipal yields declined, while long-term municipal yields rose modestly. Volatility in the markets did increase, especially in the last half of the fiscal year. The spike in volatility was the result of problems at several hedge funds, issues regarding market liquidity, and concerns over funding for several asset backed commercial paper programs, all emanating from problems with sub prime mortgages. In general, the municipal market was insulated from these issues until the last month of the fiscal year. Liquidity and funding concerns caused a flight to quality resulting in declining treasury yields and widening credit quality spreads for all non-treasury bonds. As a result of the widening in credit spreads, lower quality investment grade municipal bonds and revenue bonds underperformed. Overall the tone in the municipal market was positive with issuance increasing and solid demand for this issuance. Despite concerns about slowing consumer spending, municipal finances remained in sound condition. Looking forward, tax receipts are likely to slow, but most municipalities have built up rainy day funds to absorb some of the expected slow down.

Fund Performance Overview

For the fiscal year ended August 31, 2007 the SEI Tax Exempt Trust Intermediate-Term Municipal Fund, Class A (the "Fund") posted a return of 1.94% versus a 2.99% for the Lehman Brothers 3-15 Year Blended Municipal Bond Index (the "Benchmark"). With long-term municipal yields rising and short term municipal yields declining, the Fund's barbelled yield curve posture detracted from returns. An overweight to the underperforming revenue sectors also subtracted from returns, but some of the underperformance was offset by strong security selection. Superior security selection in education bonds enhanced returns and colleges and universities continue to benefit from favorable demographic and enrollment trends.

Intermediate-Term Municipal Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------

                                          Average  Average  Average
                                           Annual   Annual   Annual  Annualized
                                One Year   3-Year   5-Year  10-Year   Inception
                                  Return   Return   Return   Return     to Date
--------------------------------------------------------------------------------
Intermediate-Term
Municipal Fund, Class A             1.94%    2.17%    2.82%    4.22%       5.16%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Intermediate-Term Municipal Fund, Class A, versus the Lehman Brothers 3-15 Year Blended Municipal Bond Index 3 and the Lehman Brothers 3-10 Year Blended Municipal Bond Index 4

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Intermediate-Term Municipal    Lehman 3-15 Year Blended     Lehman 3-10 Year Blended
            Fund, Class A                  Municipal Bond Index         Municipal Bond Index
8/31/97     $10,000                        $10,000                      $10,000
8/31/98      10,720                         10,791                       10,721
8/31/99      10,792                         10,941                       10,916
8/31/00      11,409                         11,653                       11,570
8/31/01      12,395                         12,767                       12,623
8/31/02      13,151                         13,613                       13,447
8/31/03      13,455                         14,062                       13,875
8/31/04      14,172                         14,969                       14,659
8/31/05      14,511                         15,494                       15,049
8/31/06      14,827                         15,903                       15,420
8/31/07      15,115                         16,379                       15,923

1 For the periods ended August 31, 2007. Past performance is no indication of future performance. Shares of the Fund were offered beginning September 5, 1989.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Fund changed its benchmark in March 2006 to the Lehman Brothers 3-15 Year Blended Municipal Bond Index, an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990 with remaining maturities between 2 and 17 years and at least $5 million in principal amount outstanding.

4 The Lehman Brothers 3-10 Year Blended Municipal Bond Index is a rules-based, market-value-weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Lehman Brothers 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.


--------------------------------------------------------------------------------
2                         SEI Tax Exempt Trust / Annual Report / August 31, 2007

Short Duration Municipal Fund

General Market Overview

The slow down in the housing and real estate markets dominated the news during the fiscal year, especially in the later part of the fiscal year. While the housing story was mainly negative, most financial markets enjoyed positive returns over the fiscal year. Treasury and short-term municipal yields declined, while long-term municipal yields rose modestly. Volatility in the markets did increase, especially in the last half of the fiscal year. The spike in volatility was the result of problems at several hedge funds, issues regarding market liquidity, and concerns over funding for several asset backed commercial paper programs, all emanating from problems with sub prime mortgages. In general, the municipal market was insulated from these issues until the last month of the fiscal year. Liquidity and funding concerns caused a flight to quality resulting in declining treasury yields and widening credit quality spreads for all non-treasury bonds. As a result of the widening in credit spreads, lower quality investment grade municipal bonds and revenue bonds underperformed. Overall the tone in the municipal market was positive with issuance increasing and solid demand for this issuance. Despite concerns about slowing consumer spending, municipal finances remained in sound condition. Looking forward, tax receipts are likely to slow, but most municipalities have built up rainy day funds to absorb some of the expected slow down.

Fund Performance Overview

For the fiscal year ended August 31, 2007, the SEI Tax Exempt Trust Short Duration Municipal Fund, Class A, (the "Fund") posted a total return of 3.23% versus 3.53% for the Lehman Brothers 1-Year Municipal Bond Index (the "Benchmark"). Detracting from returns over the period was the Fund's overweight to the underperforming revenue sector. While long-term municipal yields rose over the course of the fiscal year, short-term municipal yields declined and the Fund's slightly longer duration posture enhanced returns.

Short Duration Municipal Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------

                                                            Average
                                                             Annual  Annualized
                                                  One Year   3-Year   Inception
                                                    Return   Return     to Date
--------------------------------------------------------------------------------
Short Duration Municipal Fund, Class A                3.23%    2.13%       1.93%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Short Duration Municipal Fund, Class A, versus the Lehman Brothers 1-Year Municipal Bond
Index 3

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

            Short Duration Municipal   Lehman Brothers 1-Year
            Fund, Class A              Municipal Bond Index
11/13/03    $10,000                    $10,000
 8/31/04     10,095                     10,122
 8/31/05     10,179                     10,215
 8/31/06     10,416                     10,477
 8/31/07     10,753                     10,847

1 For the periods ended August 31, 2007. Past performance is no indication of future performance. Shares of the Fund were offered beginning November 13, 2003.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers 1-Year Municipal Bond Index is a rules-based, market-value-weighted index engineered for the short-term tax exempt bond market. The index has four main sectors: general obligation, revenue, insured and pre-refunded bonds.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                         3

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2007

Pennsylvania Municipal Bond Fund

General Market Overview

The slow down in the housing and real estate markets dominated the news during the fiscal year, especially in the later part of the fiscal year. While the housing story was mainly negative, most financial markets enjoyed positive returns over the fiscal year. Treasury and short-term municipal yields declined, while long-term municipal yields rose modestly. Volatility in the markets did increase, especially in the last half of the fiscal year. The spike in volatility was the result of problems at several hedge funds, issues regarding market liquidity, and concerns over funding for several asset backed commercial paper programs, all emanating from problems with sub prime mortgages. In general, the municipal market was insulated from these issues until the last month of the fiscal year. Liquidity and funding concerns caused a flight to quality resulting in declining treasury yields and widening credit quality spreads for all non-treasury bonds. As a result of the widening in credit spreads, lower quality investment grade municipal bonds and revenue bonds underperformed. Overall the tone in the municipal market was positive with issuance increasing and solid demand for this issuance. Despite concerns about slowing consumer spending, municipal finances remained in sound condition. Looking forward, tax receipts are likely to slow, but most municipalities have built up rainy day funds to absorb some of the expected slow down.

Fund Performance Overview

For the fiscal year ended August 31, 2007, the SEI Tax Exempt Trust Pennsylvania Municipal Bond Fund, Class A, (the "Fund") posted a total return of 2.61% versus 3.27% for the Lehman Brothers MF Pennsylvania Intermediate Municipal Index (the "Benchmark"). With long-term municipal yields rising and short term municipal yields declining, the Fund's barbelled yield curve posture detracted from returns. An overweight to the underperforming revenue sectors also subtracted from returns, but some of the underperformance was offset by strong security selection. A shorter duration posture added to performance with long-term municipal yields rising. Superior security selection in education bonds enhanced returns and colleges and universities continue to benefit from favorable demographic and enrollment trends.

Pennsylvania Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------

                                          Average  Average  Average
                                           Annual   Annual   Annual  Annualized
                                One Year   3-Year   5-Year  10-Year   Inception
                                  Return   Return   Return   Return     to Date
--------------------------------------------------------------------------------
Pennsylvania Municipal
Bond Fund, Class A                  2.61%    2.60%    3.28%     N/A        4.20%
--------------------------------------------------------------------------------
Pennsylvania Municipal
Bond Fund, Class B                  2.74%    2.72%    3.40%    4.58%       5.45%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Pennsylvania Municipal Bond Fund, Class A and Class B, versus the Lehman Brothers MF Pennsylvania Intermediate Municipal Index 3

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

           Pennsylvania Municipal    Lehman Brothers MF Pennsylvania
           Bond Fund, Class A        Intermediate Municipal Index
8/26/98     $10,000                  $10,000
8/31/99      10,091                   10,170
8/31/00      10,672                   10,779
8/31/01      11,563                   11,770
8/31/02      12,329                   12,605
8/31/03      12,758                   13,038
8/31/04      13,411                   13,825
8/31/05      13,797                   14,243
8/31/06      14,116                   14,597
8/31/07      14,485                   15,075

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

          Pennsylvania Municipal    Lehman Brothers MF Pennsylvania
          Bond Fund, Class B        Intermediate Municipal Index
8/31/97   $10,000                   $10,000
8/31/98    10,724                    10,781
8/31/99    10,797                    10,936
8/31/00    11,421                    11,591
8/31/01    12,401                    12,656
8/31/02    13,238                    13,554
8/31/03    13,715                    14,019
8/31/04    14,435                    14,866
8/31/05    14,868                    15,315
8/31/06    15,229                    15,696
8/31/07    15,646                    16,209


1 For the periods ended August 31, 2007. Past performance is no indication of future performance. Class A and Class B shares were offered beginning August 26, 1998 and August 14, 1989, respectively.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers MF Pennsylvania Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Pennsylvania and their agencies, with maturities between 5 and 10 years.


--------------------------------------------------------------------------------
4                         SEI Tax Exempt Trust / Annual Report / August 31, 2007

Massachusetts Municipal Bond Fund

General Market Overview

The slow down in the housing and real estate markets dominated the news during the fiscal year, especially in the later part of the fiscal year. While the housing story was mainly negative, most financial markets enjoyed positive returns over the fiscal year. Treasury and short-term municipal yields declined, while long-term municipal yields rose modestly. Volatility in the markets did increase, especially in the last half of the fiscal year. The spike in volatility was the result of problems at several hedge funds, issues regarding market liquidity, and concerns over funding for several asset backed commercial paper programs, all emanating from problems with sub prime mortgages. In general, the municipal market was insulated from these issues until the last month of the fiscal year. Liquidity and funding concerns caused a flight to quality resulting in declining treasury yields and widening credit quality spreads for all non-treasury bonds. As a result of the widening in credit spreads, lower quality investment grade municipal bonds and revenue bonds underperformed. Overall the tone in the municipal market was positive with issuance increasing and solid demand for this issuance. Despite concerns about slowing consumer spending, municipal finances remained in sound condition. Looking forward, tax receipts are likely to slow, but most municipalities have built up rainy day funds to absorb some of the expected slow down.

Fund Performance Overview

For the fiscal year ended August 31, 2007, the SEI Tax Exempt Trust Massachusetts Municipal Bond Fund, Class A, (the "Fund") posted a total return of 2.51% versus 3.24% for the Lehman Brothers MF Massachusetts Intermediate Municipal Index (the "Benchmark"). With long-term municipal yields rising and short term municipal yields declining, the Fund's barbelled yield curve posture detracted from returns. An overweight to the underperforming revenue sectors also subtracted from returns, but some of the underperformance was offset by strong security selection. A slightly shorter duration posture added to performance with long-term municipal yields rising. Superior security selection in education bonds enhanced returns and colleges and universities continue to benefit from favorable demographic and enrollment trends.

Massachusetts Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------

                                                   Average  Average
                                                    Annual   Annual  Annualized
                                         One Year   3-Year   5-Year   Inception
                                           Return   Return   Return     to Date
--------------------------------------------------------------------------------
Massachusetts Municipal
Bond Fund, Class A                           2.51%    2.39%    3.09%       4.10%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the Massachusetts Municipal Bond Fund, Class A, versus the Lehman Brothers MF Massachusetts Intermediate Municipal Index 3

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

          Massachusetts Municipal      Lehman Brothers MF Massachusetts
          Bond Fund, Class A           Intermediate Municipal Index
8/19/98   $10,000                      $10,000
8/31/99    10,060                       10,217
8/31/00    10,637                       10,843
8/31/01    11,615                       11,896
8/31/02    12,341                       12,755
8/31/03    12,642                       13,170
8/31/04    13,389                       13,995
8/31/05    13,749                       14,400
8/31/06    14,019                       14,768
8/31/07    14,371                       15,247

1 For the periods ended August 31, 2007. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers MF Massachusetts Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of Massachusetts and their agencies, with maturities between 5 and 10 years.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                         5

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2007

New Jersey Municipal Bond Fund

General Market Overview

The slow down in the housing and real estate markets dominated the news during the fiscal year, especially in the later part of the fiscal year. While the housing story was mainly negative, most financial markets enjoyed positive returns over the fiscal year. Treasury and short-term municipal yields declined, while long-term municipal yields rose modestly. Volatility in the markets did increase, especially in the last half of the fiscal year. The spike in volatility was the result of problems at several hedge funds, issues regarding market liquidity, and concerns over funding for several asset backed commercial paper programs, all emanating from problems with sub prime mortgages. In general, the municipal market was insulated from these issues until the last month of the fiscal year. Liquidity and funding concerns caused a flight to quality resulting in declining treasury yields and widening credit quality spreads for all non-treasury bonds. As a result of the widening in credit spreads, lower quality investment grade municipal bonds and revenue bonds underperformed. Overall the tone in the municipal market was positive with issuance increasing and solid demand for this issuance. Despite concerns about slowing consumer spending, municipal finances remained in sound condition. Looking forward, tax receipts are likely to slow, but most municipalities have built up rainy day funds to absorb some of the expected slow down.

Fund Performance Overview

For the fiscal year ended August 31, 2007 the SEI Tax Exempt Trust New Jersey Municipal Bond Fund, Class A (the "Fund") posted a return of 2.41% versus 3.26% for the Lehman Brothers 3-10 Year Intermediate Municipal Bond Index (the "Benchmark"). With credit quality spreads widening, the Fund's overweight to BBB rated securities and underweight to AAA rated pre-refunded bonds detracted from returns. A slightly longer duration posture subtracted from performance with the rise in long-term municipal yields. Enhancing returns was an overweight to insured bonds which benefited from the flight to quality late in the fiscal year.

New Jersey Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------

                                                   Average  Average
                                                    Annual   Annual  Annualized
                                         One Year   3-Year   5-Year   Inception
                                           Return   Return   Return     to Date
--------------------------------------------------------------------------------
New Jersey Municipal
Bond Fund, Class A                           2.41%    2.12%    2.67%       3.84%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the New Jersey Municipal Bond Fund, Class A, versus the Lehman Brothers 3-10 Year Intermediate Municipal Bond Index 3

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

          New Jersey Municipal     Lehman Brothers 3-10 Year
          Bond Fund, Class A       Intermediate Municipal Bond Index
8/18/98   $10,000                  $10,000
8/31/99    10,188                   10,241
8/31/00    10,696                   10,854
8/31/01    11,636                   11,842
8/31/02    12,323                   12,615
8/31/03    12,577                   13,017
8/31/04    13,201                   13,752
8/31/05    13,482                   14,118
8/31/06    13,729                   14,467
8/31/07    14,060                   14,938

1 For the periods ended August 31, 2007. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers 3-10 Year Intermediate Municipal Bond Index is a rules-based, market-value-weighted index engineered for the intermediate-term tax exempt investor. The Index is derived from a combination of the Lehman Brothers 3, 5, 7 and 10 year municipal Indices. These Indices have four main sectors: general obligation, revenue, insured and pre-refunded bonds.


--------------------------------------------------------------------------------
6                         SEI Tax Exempt Trust / Annual Report / August 31, 2007

New York Municipal Bond Fund

General Market Overview

The slow down in the housing and real estate markets dominated the news during the fiscal year, especially in the later part of the fiscal year. While the housing story was mainly negative, most financial markets enjoyed positive returns over the fiscal year. Treasury and short-term municipal yields declined, while long-term municipal yields rose modestly. Volatility in the markets did increase, especially in the last half of the fiscal year. The spike in volatility was the result of problems at several hedge funds, issues regarding market liquidity, and concerns over funding for several asset backed commercial paper programs, all emanating from problems with sub prime mortgages. In general, the municipal market was insulated from these issues until the last month of the fiscal year. Liquidity and funding concerns caused a flight to quality resulting in declining treasury yields and widening credit quality spreads for all non-treasury bonds. As a result of the widening in credit spreads, lower quality investment grade municipal bonds and revenue bonds underperformed. Overall the tone in the municipal market was positive with issuance increasing and solid demand for this issuance. Despite concerns about slowing consumer spending, municipal finances remained in sound condition. Looking forward, tax receipts are likely to slow, but most municipalities have built up rainy day funds to absorb some of the expected slow down.

Fund Performance Overview

For the fiscal year ended August 31, 2007, the SEI Tax Exempt Trust New York Municipal Bond Fund, Class A, (the "Fund") posted a total return of 2.88% versus 3.30% for the Lehman Brothers MF New York Intermediate Municipal Index (the "Benchmark"). With long-term municipal yields rising and short term municipal yields declining, the Fund's barbelled yield curve posture detracted from returns. An underweight to general obligation bonds, especially those issued by New York City subtracted from returns. Continued profitability in the financial services sector enabled New York City to improve its financial condition, which resulted in its bonds outperforming. A slightly shorter duration posture added to performance with long-term municipal yields rising.

New York Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------

                                                   Average  Average
                                                    Annual   Annual  Annualized
                                         One Year   3-Year   5-Year   Inception
                                           Return   Return   Return     to Date
--------------------------------------------------------------------------------
New York Municipal
Bond Fund, Class A                           2.88%    2.29%    3.08%       4.21%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the New York Municipal Bond Fund, Class A, versus the Lehman Brothers MF New York Intermediate Municipal Index 3

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

          New York Municipal     Lehman Brothers MF New York
          Bond Fund, Class A     Intermediate Municipal Index
8/18/98   $10,000                $10,000
8/31/99    10,123                 10,212
8/31/00    10,746                 10,877
8/31/01    11,799                 11,958
8/31/02    12,471                 12,683
8/31/03    12,818                 13,095
8/31/04    13,564                 13,967
8/31/05    13,828                 14,391
8/31/06    14,109                 14,770
8/31/07    14,515                 15,257

1 For the periods ended August 31, 2007. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 18, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers MF New York Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of New York and their agencies, with maturities between 5 and 10 years.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                         7

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
SEI TAX EXEMPT TRUST -- AUGUST 31, 2007

California Municipal Bond Fund

General Market Overview

The slow down in the housing and real estate markets dominated the news during the fiscal year, especially in the later part of the fiscal year. While the housing story was mainly negative, most financial markets enjoyed positive returns over the fiscal year. Treasury and short-term municipal yields declined, while long-term municipal yields rose modestly. Volatility in the markets did increase, especially in the last half of the fiscal year. The spike in volatility was the result of problems at several hedge funds, issues regarding market liquidity, and concerns over funding for several asset backed commercial paper programs, all emanating from problems with sub prime mortgages. In general, the municipal market was insulated from these issues until the last month of the fiscal year. Liquidity and funding concerns caused a flight to quality resulting in declining treasury yields and widening credit quality spreads for all non-treasury bonds. As a result of the widening in credit spreads, lower quality investment grade municipal bonds and revenue bonds underperformed. Overall the tone in the municipal market was positive with issuance increasing and solid demand for this issuance. Despite concerns about slowing consumer spending, municipal finances remained in sound condition. Looking forward, tax receipts are likely to slow, but most municipalities have built up rainy day funds to absorb some of the expected slow down.

Fund Performance Overview

For the fiscal year ended August 31, 2007, the SEI Tax Exempt Trust California Municipal Bond Fund, Class A, (the "Fund") posted a total return of 2.13% versus 3.10% for the Lehman Brothers MF California Intermediate Municipal Index (the "Benchmark"). With credit quality spreads widening, the Fund's overweight to BBB rated securities and underweight to AAA rated pre-refunded bonds detracted from returns. Enhancing returns was an overweight to insured bonds which benefited from the flight to quality late in the fiscal year.

California Municipal Bond Fund:

AVERAGE ANNUAL TOTAL RETURN 1,2
--------------------------------------------------------------------------------

                                                   Average  Average
                                                    Annual   Annual  Annualized
                                         One Year   3-Year   5-Year   Inception
                                           Return   Return   Return     to Date
--------------------------------------------------------------------------------
California Municipal
Bond Fund, Class A                           2.13%    2.29%    2.81%       4.23%
--------------------------------------------------------------------------------

Comparison of Change in the Value of a $10,000 Investment in the California Municipal Bond Fund, Class A, versus the Lehman Brothers MF California Intermediate Municipal Index 3

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

         California Municipal   Lehman Brothers MF California
         Bond Fund, Class A     Intermediate Municipal Index
8/19/98  $10,000                $10,000
8/31/99   10,320                 10,255
8/31/00   11,083                 11,007
8/31/01   11,991                 11,943
8/31/02   12,657                 12,701
8/31/03   12,844                 12,970
8/31/04   13,587                 13,861
8/31/05   13,954                 14,335
8/31/06   14,237                 14,709
8/31/07   14,540                 15,165

1 For the periods ended August 31, 2007. Past performance is no indication of future performance. Shares of the Fund were offered beginning August 19, 1998.

2 Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3 The Lehman Brothers MF California Intermediate Municipal Index is a subset of the Lehman Brothers Municipal Bond Index, an unmanaged, broad-based statistical composite of municipal bonds, and is comprised primarily of bond obligations of the state and local governments of California and their agencies, with maturities between 5 and 10 years.


--------------------------------------------------------------------------------
8                         SEI Tax Exempt Trust / Annual Report / August 31, 2007

SEI TAX EXEMPT TRUST -- AUGUST 31, 2007

Report of Independent Registered Public Accounting Firm

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF SEI TAX EXEMPT TRUST:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SEI Tax Exempt Trust, comprising the Tax Free, Institutional Tax Free, Massachusetts Tax Free Money Market, Intermediate-Term Municipal, Short Duration Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond Funds, (collectively, the "Funds"), as of August 31, 2007, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the years or periods in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the three-year period ended August 31, 2005 were audited by other auditors. Those auditors expressed an unqualified opinion on those financial highlights in their report dated October 14, 2005.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios comprising SEI Tax Exempt Trust as of August 31, 2007, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

                                  /s/ KPMG LLP

Philadelphia, Pennsylvania
October 23, 2007


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                         9

SCHEDULE OF INVESTMENTS

Tax Free Fund

August 31, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

27.5%   Education
16.2%   General Revenue
13.8%   Industrial Development
10.4%   Healthcare
 9.1%   General Obligations
 7.1%   Housing
 5.8%   Utilities
 3.0%   Pollution Control
 2.3%   Transportation
 2.0%   Public Facilities
 1.1%   Board Bank Revenue
 0.9%   Water
 0.6%   Nursing Homes
 0.2%   Airports

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.6%

ALABAMA -- 1.3%
   Jefferson County, Sewer Authority, RB,
     FGIC (A)
       4.090%, 02/01/08                           $       8,920   $       8,920
                                                                  --------------
ALASKA -- 1.1%
   Anchorage, GO, MBIA (A)
       4.030%, 09/06/07                                   7,900           7,900
                                                                  --------------
ARIZONA -- 1.5%
   Phoenix, Industrial Development
     Authority, Rancho LaDera Project,
     RB (A) (B)
       4.040%, 09/06/07                                  10,300          10,300
                                                                  --------------
CALIFORNIA -- 0.0%
   Riverside County, Housing Authority,
     De Anza Villas Project, RB (A) (B)
       3.930%, 09/05/07                                     190             190
                                                                  --------------
COLORADO -- 4.6%
   Arvada, Water Authority, RB, FSA (A)
       3.800%, 09/01/07                                   1,190           1,190
   Boulder, Health Facilities Authority,
     Community Hospital Project,
     RB (A) (B)
       4.150%, 09/05/07                                  15,740          15,740
   Cornerstone, Metropolitan District
     No. 1, RB (A) (B)
       3.980%, 09/06/07                                   6,900           6,900
   NBC, Metropolitan District Authority,
     GO (A) (B)
       4.000%, 09/06/07                                   1,000           1,000

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Southglenn, Metropolitan District,
     RB (A) (B)
       4.000%, 09/06/07                           $       5,000   $       5,000
   Stonegate Village, Metropolitan District,
     Ser 1536, GO, MBIA (A)
       4.050%, 09/06/07                                   1,000           1,000
   Thornton, Multi-Family Housing
     Authority, Quaile Ridge Project,
     Ser A, RB (A) (B)
       3.920%, 09/04/07                                     450             450
   University of Toledo, RB, FGIC (A)
       4.010%, 09/05/07                                   1,000           1,000
                                                                  --------------
                                                                         32,280
                                                                  --------------
DELAWARE -- 3.0%
   Delaware State, Economic
     Development Authority, School
     House Project, RB (A) (B)
       4.150%, 09/05/07                                   3,750           3,750
   Delaware State, Economic
     Development Authority, Wilmington
     Montessori School Project,
     RB (A) (B)
       4.000%, 09/06/07                                   2,350           2,350
   University of Delaware, Ser B, RB (A)
       3.990%, 09/05/07                                  14,775          14,775
                                                                  --------------
                                                                         20,875
                                                                  --------------
DISTRICT OF COLUMBIA -- 0.1%
   District of Columbia, Laboratory School
     Project, RB (A) (B)
       4.120%, 09/06/07                                     555             555
                                                                  --------------
FLORIDA -- 8.6%
   Alachua County, Health Facilities
     Authority, Oak Hammock University
     Project, Ser A, RB (A)
       3.980%, 09/01/07                                   4,900           4,900
   Collier County, School Board, ROC,
     COP, FSA (A)
       4.030%, 09/06/07                                   3,195           3,195
   Florida State, Multi-Family Housing
     Authority, River Oaks Apartments
     Project, RB (A) (C)
       3.750%, 09/05/07                                     200             200
   Jacksonville, Industrial Development
     Authority, Trailer Marine-Crowly
     Project, RB (A) (B)
       3.650%, 09/01/07                                   3,600           3,600
   Martin County, Pollution Control
     Authority, Power & Light Project,
     RB (A)
       4.020%, 09/01/07                                  15,020          15,020


--------------------------------------------------------------------------------
10                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pinellas County, Educational Facilities
     Authority, Shorecrest Prep School
     Project, RB (A) (B)
       4.000%, 09/06/07                           $       7,000   $       7,000
   Sarasota County, Utility Systems
     Authority, RB, FGIC (A)
       4.060%, 09/06/07                                   3,705           3,705
   Sunshine State, Governmental
     Financing Authority, RB, AMBAC (A)
       3.950%, 09/01/07                                  23,000          23,000
                                                                  --------------
                                                                         60,620
                                                                  --------------
GEORGIA -- 3.1%
   Catoosa County, Industrial
     Development Authority, Galaxy
     Carpet Project, RB (A) (B)
       4.000%, 09/06/07                                   6,500           6,500
   Cobb County, Residential Facilities for
     the Elderly, A.G. Rhodes Home
     Project, RB (A) (B)
       4.020%, 09/05/07                                     250             250
   Fulton County, Multi-Family Housing
     Authority, Hampton Hills Apartments
     Project, RB (A) (C)
       4.010%, 09/06/07                                   5,100           5,100
   Georgia State, IPS Multi-School
     Building Industrial Authority, RB,
     MBIA (A)
       4.020%, 09/05/07                                   6,495           6,495
   Gwinnett County, Multi-Family Housing
     Authority, Greens Apartments
     Project, RB (A) (C)
       3.940%, 09/05/07                                   3,400           3,400
   Savannah, Economic Development
     Authority, Westside Urban Health
     Center Project, Ser A, RB (A) (B)
       4.070%, 09/05/07                                     105             105
                                                                  --------------
                                                                         21,850
                                                                  --------------
ILLINOIS -- 5.5%
   Central Lake County, Joint Action
     Project, Ser B18, RB, AMBAC (A)
       4.020%, 09/05/07                                   1,395           1,395
   Chicago, Board of Education, GO,
     AMBAC (A)
       4.030%, 09/06/07                                      15              15
   Chicago, Board of Education,
     Ser E, GO, FSA (A)
       4.020%, 09/06/07                                  12,885          12,885
   Illinois State, Development Financing
     Authority, Christian Brothers Services
     Project, RB (A) (B)
       4.200%, 09/05/07                                   1,300           1,300

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Development Financing
     Authority, Creative Children's
     Academy Project, RB (A) (B)
       4.270%, 09/06/07                           $       2,400   $       2,400
   Illinois State, Development Financing
     Authority, McCormick Theological
     Project, Ser A, RB (A) (B)
       3.970%, 09/05/07                                   1,000           1,000
   Illinois State, Development Financing
     Authority, North Shore Country Day
     Project, RB (A) (B)
       3.970%, 09/05/07                                   2,200           2,200
   Illinois State, Health Facilities Authority,
     Memorial Health Systems Project,
     RB (A) (B)
       4.030%, 09/01/07                                   2,100           2,100
   Illinois State, Regional Transportation
     Authority, RB, FGIC (A)
       4.090%, 09/06/07                                   5,965           5,965
   Lake County, Community Consolidated
     School District No. 73, Ser 329, GO,
     FGIC (A)
       4.030%, 09/06/07                                   1,010           1,010
   Lake County, Warren Township
     Highschool Project, GO, FGIC (A)
       4.030%, 09/06/07                                   2,015           2,015
   Oakbrook Terrace, Industrial
     Development Authority, Oakbrook
     Terrace Atrium Project, RB (A) (B)
       3.750%, 09/01/07                                   2,100           2,100
   Skokie, Economic Development
     Authority, Skokie Fashion Square
     Project, RB (A) (B)
       4.000%, 09/06/07                                   4,350           4,350
                                                                  --------------
                                                                         38,735
                                                                  --------------
INDIANA -- 7.1%
   Bartholomew County, Consolidated
     School District, TAW
       4.000%, 12/31/07                                   4,570           4,575
   Duneland School Corporation, TAW
       4.000%, 12/31/07                                   4,000           4,002
   East Porter County, School Building,
     Ser DB (A)
       4.090%, 09/06/07                                   5,250           5,250
   Elkhart County, Industrial Development
     Authority, Hubbard Hill Estates
     Project, RB (A) (B)
       4.010%, 09/07/07                                     935             935
   Hamilton, Southeastern Schools,
     Ser 2682, RB, FSA (A)
       4.090%, 09/06/07                                   6,470           6,470


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        11

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Hamilton, Southeastern Schools,
     Temporary Loan Warrants (A)
       3.800%, 12/31/07                           $       2,000   $       2,001
   Indiana State, Bond Bank, Advanced
     Funding Program, Ser A, RB
       4.250%, 01/31/08                                   1,000           1,002
   Indiana State, Development Finance
     Authority, Brebeuf Preparatory
     School Project, RB (A) (B)
       4.220%, 09/06/07                                   3,400           3,400
   Indiana State, Educational Facilities
     Authority, University of Evansville
     Project, Ser B, RB (A) (B)
       3.990%, 09/06/07                                   1,900           1,900
   Indiana State, Educational Facilities
     Authority, University of Indianapolis
     Project, RB (A) (B)
       4.030%, 09/01/07                                     100             100
   Indiana State, Educational Facilitlies
     Authority, Franklin College,
     RB (A) (B)
       4.030%, 09/01/07                                     300             300
   Indiana State, GCS School Building,
     RB, FSA (A)
       4.030%, 09/06/07                                   3,385           3,385
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser A, RB (A) (B)
       4.030%, 09/01/07                                   2,045           2,045
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser B, RB (A) (B)
       4.030%, 09/01/07                                   2,825           2,825
   Indiana State, Industrial Development
     Authority, Goodwill Industries Center
     Project, RB (A) (B)
       4.060%, 09/06/07                                   1,325           1,325
   Logansport, Community School, TAW
       4.000%, 12/31/07                                   2,000           2,002
   New Palestine, Industrial Economic
     Development Authority, UMC
     Community Center Project,
     RB (A) (B)
       4.010%, 09/07/07                                   2,625           2,625
   Northern Wells, Community
     Schools, TAW
       3.700%, 12/31/07                                   2,000           2,000
   Northwest Allen County, Indiana
     Schools, Temporary Loan Warrants
       3.950%, 12/31/07                                   3,714           3,716
                                                                  --------------
                                                                         49,858
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
IOWA -- 1.2%
   Iowa State, Finance Authority, Carroll
     Kuemper Catholic High School
     Project, RB (A) (B)
       4.030%, 09/01/07                           $       1,400   $       1,400
   Iowa State, Finance Authority, Drake
     University Project, RB, CIFG
       4.000%, 04/01/08                                   1,000           1,002
   Iowa State, Healthcare Facilities
     Authority, Care Initiatives Project,
     RB (A) (B)
       4.030%, 09/01/07                                     515             515
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Des Moines Project, RB (A) (B)
       4.030%, 09/01/07                                   4,410           4,410
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Morningside College Project,
     RB (A) (B)
       4.030%, 09/01/07                                     800             800
                                                                  --------------
                                                                          8,127
                                                                  --------------
KANSAS -- 1.2%
   Kansas State, Development Finance
     Authority, Multi-Family Housing,
     Woodridge Project, RB (A) (C)
       3.980%, 09/06/07                                   3,000           3,000
   Leavenworth County, GO, FGIC (A)
       4.090%, 09/06/07                                      15              15
   Olathe, Health Facilities Authority,
     Olathe Medical Center Project,
     Ser A, RB, AMBAC (A)
       3.980%, 09/01/07                                   1,870           1,870
   Topeka, Multi-Family Housing
     Authority, Fleming Court Project,
     RB (A) (B)
       4.060%, 09/06/07                                   3,685           3,685
                                                                  --------------
                                                                          8,570
                                                                  --------------
KENTUCKY -- 1.0%
   Hardin County, Water District No. 1,
     RB (A) (B)
       4.000%, 09/06/07                                   1,170           1,170
   Jefferson County, Retirement Home
     Facilities Authority, Nazareth Library
     Project, RB (A) (B)
       4.010%, 09/07/07                                   1,165           1,165
   Kentucky State, Development Finance
     Authority, Havery Brewers Project,
     Ser C2, RB (A) (B)
       4.110%, 09/06/07                                     390             390


--------------------------------------------------------------------------------
12                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Kentucky State, Development Finance
     Authority, New Harmony Project,
     Ser A2, RB (A) (B)
       4.110%, 09/06/07                           $         430   $         430
   Kentucky State, Rural Water Finance
     Authority, Construction Notes,
     Ser A-1, RB (A)
       3.700%, 10/01/07                                   1,600           1,600
   Lexington-Fayette Urban County,
     Government Housing Authority,
     Richmond Place Project, RB (A) (B)
       3.750%, 04/01/08                                   2,000           2,000
   Muhlenberg County, Airport District,
     Ser B-2, RB (A) (B)
       4.110%, 09/06/07                                     415             415
                                                                  --------------
                                                                          7,170
                                                                  --------------
LOUISIANA -- 1.0%
   Louisiana State, Public Facilities
     Authority, Emberwood Project,
     Ser A, RB (A) (C)
       3.980%, 09/06/07                                   7,000           7,000
                                                                  --------------
MARYLAND -- 0.5%
   Maryland State, Community
     Development Administration,
     Residential Project, Ser Q, RB
       3.590%, 12/14/07                                   3,870           3,870
                                                                  --------------
MASSACHUSETTS -- 9.0%
   Fall River, Ser A, GO, BAN
       4.100%, 01/30/08                                   5,481           5,489
   Massachusetts State, Central Artery
     Project, Ser B, GO (A)
       3.930%, 09/01/07                                   1,500           1,500
   Massachusetts State, Development
     Finance Agency, Assumption College
     Project, Ser A, RB (A) (B)
       4.020%, 09/05/07                                   1,200           1,200
   Massachusetts State, Development
     Finance Agency, Belmont Day
     School Project, RB (A) (B)
       4.020%, 09/06/07                                   6,820           6,820
   Massachusetts State, Development
     Finance Agency, Boston College
     High School Project, RB (A) (B)
       4.020%, 09/05/07                                   2,800           2,800
   Massachusetts State, Development
     Finance Agency, Brooks School
     Issue, Ser A, RB, MBIA (A)
       4.020%, 09/06/07                                   2,295           2,295

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Dana Hall School
     Project, RB (A) (B)
       3.970%, 09/06/07                           $       1,860   $       1,860
   Massachusetts State, Development
     Finance Agency, Marine Biological
     Lab Project, RB (A) (B)
       4.020%, 09/06/07                                   2,000           2,000
   Massachusetts State, Development
     Finance Agency, Ser 563, ROC (A)
       4.020%, 09/06/07                                   5,340           5,340
   Massachusetts State, Development
     Finance Agency, Suffolk University
     Project, Ser A, RB (A)
       4.040%, 09/05/07                                  10,235          10,235
   Massachusetts State, Development
     Finance Agency, The Rivers School
     Project, RB (A)
       3.960%, 09/06/07                                   3,000           3,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B)
       4.000%, 09/06/07                                     500             500
   Massachusetts State, Health &
     Educational Facilities Authority,
     The Boston Home Project, Ser B,
     RB (A) (B)
       4.020%, 09/06/07                                   1,500           1,500
   Massachusetts State, Industrial
     Finance Agency, Goddard House
     Project, Ser 1995, RB (A)
       3.990%, 09/06/07                                   1,815           1,815
   Massachusetts State, Industrial
     Finance Agency, TNG Marina
     Bay Project, AMT, RB
     Pre-Refunded @ 103 (D)
       7.500%, 12/01/07                                   3,500           3,635
   Massachusetts State, Ser B30, GO,
     FSA (A)
       4.020%, 09/05/07                                   3,995           3,995
   Massachusetts State, Turnpike
     Authority, Ser 334, RB, MBIA (A)
       4.040%, 09/06/07                                   5,543           5,543
   Southeastern, Regional Transportation
     Authority, RAN
       3.850%, 09/07/07                                   1,300           1,300
   Worcester, Regional Transportation
     Authority, GO, RAN
       4.000%, 06/27/08                                   3,100           3,101
                                                                  --------------
                                                                         63,928
                                                                  --------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        13

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MICHIGAN -- 1.4%
   Jackson County, Economic
     Development Authority, Limited
     Thrifty Leoni Project, RB (A) (B)
       4.000%, 09/06/07                           $         800   $         800
   Michigan State, Higher Educational
     Facilities Authority, Adrian College
     Project, RB (A) (B)
       3.990%, 09/06/07                                   2,000           2,000
   Michigan State, Hospital Finance
     Authority, Ascension Health Credit
     Project, Ser B, RB (A)
       5.375%, 11/15/07                                   1,000           1,017
   Michigan State, Job Development
     Authority, East Lansing Residential
     Project, RB (A) (B)
       3.730%, 09/01/07                                   1,900           1,900
   Northern Michigan, University Project,
     RB, AMBAC (A)
       3.980%, 09/01/07                                   2,900           2,900
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B)
       4.000%, 09/06/07                                   1,000           1,000
                                                                  --------------
                                                                          9,617
                                                                  --------------
MINNESOTA -- 0.9%
   Austin, Industrial Development
     Authority, Supervalue Incorporated
     Project, RB (A) (B)
       4.050%, 09/05/07                                   1,600           1,600
   Coon Rapids, Health Center Systems
     Project, RB (A) (B)
       3.900%, 09/05/07                                   1,945           1,945
   Lauderdale, Children's Home Society
     Project, RB (A) (B)
       4.080%, 09/01/07                                      25              25
   Minneapolis & St. Paul, Municipal
     Securities Trust, RB, FGIC (A)
       4.020%, 09/05/07                                   1,000           1,000
   St. Paul, Housing & Redevelopment
     Authority, Minnesota Public Radio
     Project, RB (A) (B)
       4.030%, 09/01/07                                   1,500           1,500
                                                                  --------------
                                                                          6,070
                                                                  --------------
MISSOURI -- 2.5%
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B)
       4.110%, 09/06/07                                   1,900           1,900

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Kansas City, Industrial Development
     Authority, Woodlands Partners
     Project, RB (A) (C)
       4.020%, 09/06/07                           $       4,045   $       4,045
   Kirkwood, Tax Increment Revenue
     Authority, Kirkwood Commons
     Project, RB (A) (B)
       4.030%, 09/01/07                                     305             305
   Missouri State, Health & Educational
     Facilities Authority, Christian
     Brothers Project, Ser A, RB (A) (B)
       4.030%, 09/01/07                                     950             950
   Missouri State, Health & Educational
     Facilities Authority, Kansas City Art
     Institute, RB (A) (B)
       4.030%, 09/01/07                                     800             800
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB (A)
       4.010%, 09/01/07                                     350             350
   Missouri State, Public Utilities
     Commission, Interim
     Construction Notes
       4.500%, 09/15/07                                   1,100           1,101
   St. Charles County, Industrial
     Development Authority, Sun River
     Village Project, RB (A) (B)
       4.020%, 09/06/07                                   8,500           8,500
                                                                  --------------
                                                                         17,951
                                                                  --------------
MONTANA -- 1.4%
   Montana State, Board Investment
     Authority, Inter Capital Project,
     RB (A)
       3.850%, 09/01/07                                   9,865           9,865
                                                                  --------------
NEVADA -- 0.1%
   Clark County, School District, Ser D12,
     GO, AMBAC (A)
       4.020%, 09/05/07                                   1,000           1,000
                                                                  --------------
NEW JERSEY -- 0.6%
   Dumont School District, GO
       4.250%, 07/18/08                                   1,000           1,004
   Economic Development Authority,
     School Facilities Construction
     Project, Ser O, RB
       5.000%, 03/01/08                                     500             503
   Perth Amboy, BAN
       4.350%, 10/19/07                                   2,500           2,502
                                                                  --------------
                                                                          4,009
                                                                  --------------


--------------------------------------------------------------------------------
14                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NEW HAMPSHIRE -- 0.9%
   Cheshire County, TAN
       3.750%, 12/27/07                           $       1,500   $       1,500
   Merrimack County, TAN
       4.250%, 12/28/07                                   2,000           2,003
   Strafford County, TAN
       4.250%, 12/31/07                                   2,900           2,900
                                                                  --------------
                                                                          6,403
                                                                  --------------
NEW YORK -- 1.3%
   Albany, Industrial Development Agency,
     Research Foundation of the State
     University of New York Project,
     Ser A, RB (A)
       4.070%, 09/06/07                                     300             300
   Gloversville City, School District, BAN
       3.740%, 09/27/07                                   4,500           4,500
   Liberty, Industrial Development
     Authority, ROC (A)
       4.020%, 09/06/07                                     900             900
   New York City, Transitional Recovery
     Authority, Ser 1 - Sub 1C, RB (A)
       3.950%, 09/01/07                                   3,685           3,685
                                                                  --------------
                                                                          9,385
                                                                  --------------
NORTH CAROLINA -- 0.5%
   Sampson County, COP, FSA (A)
       4.030%, 09/06/07                                   3,330           3,330
                                                                  --------------
OHIO -- 4.2%
   Avon, Ser 2, BAN
       3.950%, 09/27/07                                   1,210           1,210
   Clinton County, Human Services
     Project, BAN
       4.310%, 01/24/08                                   1,273           1,276
   Fairfield Township, Roadway
     Improvement Authority, GO, BAN
       4.050%, 09/10/08                                   1,700           1,705
   Gates Mills, BAN
       4.125%, 05/22/08                                   1,700           1,704
   Geauga County, Human Services
     Building Project, BAN
       4.250%, 12/06/07                                   1,200           1,202
   Greene County, Ser E, BAN
       4.250%, 11/20/07                                   3,000           3,004
   Hamilton County, BAN
       4.500%, 09/14/07                                   1,000           1,000
   Hamilton County, Economic
     Development Authority, RB (A) (B)
       4.050%, 09/06/07                                   2,000           2,000

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Henry County, Facilities Improvement-
     Hospital Project, RB (A) (B)
       4.060%, 09/06/07                           $       2,500   $       2,500
   Lima, Refunding & Improvement
     Authority, Lima Memorial Hospital
     Project, RB (A) (B)
       4.060%, 09/06/07                                   1,140           1,140
   Lorain County, Industrial Development
     Authority, Regional Medical Center
     Project, RB (A) (B)
       4.060%, 09/05/07                                   1,165           1,165
   North Canton, GO, BAN
       4.500%, 08/06/08                                     925             931
   Ohio State, Higher Educational
     Facilities Commission, Cuyahoga
     Ohio Community College, Ser B,
     RB, AMBAC (A) (B)
       4.010%, 09/06/07                                   4,700           4,700
   Ohio State, Higher Educational
     Facilities Commission, Kenyon
     College Project, RB (A) (B)
       3.940%, 09/05/07                                     700             700
   Perrysburg, Library Improvement
     Project, BAN
       4.250%, 11/08/07                                   1,000           1,001
   Richmond Heights, Variable Purpose
     Improvement Project, BAN
       4.250%, 12/20/07                                   2,700           2,705
   University of Cincinnati, Ser C, BAN
       4.500%, 01/24/08                                   2,000           2,007
                                                                  --------------
                                                                         29,950
                                                                  --------------
OKLAHOMA -- 2.5%
   Oklahoma State, Capital Improvement
     Authority, Ser H04, RB, AMBAC (A)
       4.020%, 09/05/07                                   5,095           5,095
   Tulsa, Industrial Development Authority,
     Children's Coalition Project,
     RB (A) (B)
       4.220%, 09/06/07                                     785             785
   Tulsa, Industrial Development
   Authority, Ser A, RB (A)
       3.700%, 11/15/07                                  12,000          12,000
                                                                  --------------
                                                                         17,880
                                                                  --------------
PENNSYLVANIA -- 4.3%
   Allegheny County, Hospital
     Development Authority, Presbyterian
     University Hospital Project, Ser B-2,
     RB (A) (B)
       3.960%, 09/06/07                                     645             645


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        15

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Allegheny County, Industrial
     Development Authority, Commercial
     Development, Two Marquis Project,
     RB (A) (B)
       4.000%, 09/06/07                           $       2,635   $       2,635
   Allegheny County, Industrial
     Development Authority, Jewish
     Home & Hospital Project, Ser B,
     RB (A) (B)
       3.970%, 09/06/07                                   2,850           2,850
   Allegheny County, Industrial
     Development Authority, Parkway
     Center Project, Ser A, RB (A) (B)
       4.060%, 09/06/07                                     475             475
   Central Bucks, School District,
     Ser A, GO, FGIC (A)
       4.020%, 09/06/07                                   1,130           1,130
   Cumberland County, Municipal
     Authority, Presbyterian Homes
     Project, Ser B, RB, Radian
     Insured (A)
       3.650%, 12/01/07                                   2,700           2,700
   Erie County, Hospital Development
     Authority, Ser 820, RB, MBIA (A)
       4.050%, 09/06/07                                   3,200           3,200
   Harrisburg, Water Authority, Ser B,
     RB, FSA (A)
       4.020%, 09/06/07                                   1,000           1,000
   Hazleton, Industrial Development
     Authority, MMI Preparatory School
     Project, RB (A) (B)
       3.970%, 09/06/07                                   3,120           3,120
   McCandless, Industrial Development
     Authority, Bradford Foundation
     Project, Ser A, RB (A) (B)
       4.000%, 09/06/07                                   1,730           1,730
   Moon Township, Industrial Development
     Authority, Executive Office
     Association Project, RB (A) (B)
       3.970%, 09/06/07                                   2,250           2,250
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A)
       4.020%, 09/05/07                                   2,400           2,400
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B)
       3.970%, 09/06/07                                   1,450           1,450
   Pennsylvania State, Economic
     Development Financing Authority,
     Mercy Health Systems Project,
     Ser E-1, RB (A) (B)
       3.970%, 09/06/07                                   1,400           1,400

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher Education
     Facilities Authority, Association of
     Independent Colleges Project,
     Ser I1, RB (A) (B)
       3.630%, 11/01/07                           $       1,500   $       1,500
   Pennsylvania State, Higher Educational
     Facilities Authority, St. Josephs
     University Project, Ser A, RB,
     Radian Insured (A)
       4.100%, 09/06/07                                     600             600
   Pennsylvania State, Public School
     Building Authority, Parkland School
     District Project, Ser D, RB, FGIC (A)
       4.020%, 09/06/07                                   1,080           1,080
   Philadelphia, Industrial Development
     Authority, School for the Deaf
     Project, RB (A) (B)
       4.020%, 09/06/07                                     400             400
                                                                  --------------
                                                                         30,565
                                                                  --------------
SOUTH CAROLINA -- 2.5%
   Scago, Educational Facilities
     Corporation, Ser 1907, RB (A)
       4.030%, 09/06/07                                  10,405          10,405
   South Carolina State, Economic Jobs
     Development Authority, St. Joseph's
     High School Project, RB (A)
       4.150%, 09/06/07                                   4,360           4,360
   South Carolina State, Ser C05,
     GO (A) (B)
       4.020%, 09/05/07                                   3,000           3,000
                                                                  --------------
                                                                         17,765
                                                                  --------------
SOUTH DAKOTA -- 0.7%
   South Dakota State, Conservancy
     District Authority, RB (A)
       4.090%, 09/06/07                                   4,975           4,975
                                                                  --------------
TENNESSEE -- 1.9%
   Franklin County, Health & Education
     Facilities, University of the South
     Sewanee Project, RB (A)
       3.700%, 09/01/07                                   1,100           1,100
   Knox County, Industrial Development
     Board, Professional Plaza Project,
     RB, FGIC (A) (B)
       3.950%, 09/15/07                                   1,400           1,400
   Tennessee State, Energy Acquisition,
     RB (A)
       4.120%, 09/06/07                                  10,930          10,930
                                                                  --------------
                                                                         13,430
                                                                  --------------


--------------------------------------------------------------------------------
16                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
TEXAS -- 9.0%
   Austin Certificates Trust,
     Ser 2007-156, RB, MBIA (A)
       3.970%, 09/06/07                           $       5,000   $       5,000
   Austin Certificates Trust,
     Ser 2007-313, RB (A)
       4.040%, 09/02/07                                   5,805           5,805
   Frenship, Independent School
     District, GO (A)
       4.090%, 09/06/07                                   1,595           1,595
   Gulf Coast, Industrial Development
     Authority, Petrounited Project,
     RB (A) (B)
       3.990%, 09/06/07                                   1,500           1,500
   Gulf Coast, Waste Disposal Authority,
     Amoco Oil Project, RB (A)
       3.990%, 09/01/07                                   4,425           4,425
   Gulf Coast, Waste Disposal Authority,
     Armco Project, RB (A)
       3.970%, 09/06/07                                   1,500           1,500
   Houston, Utilities Systems Revenue
     Authority, Ser B17, RB, MBIA (A)
       4.020%, 09/05/07                                     450             450
   Red River, Educational Financing
     Revenue Authority, Texas Christian
     University, RB (A)
       3.980%, 09/07/07                                   5,500           5,500
   Texas State, ABN Amro Munitops
     Certificates Trust, Ser 2002-13,
     GO (A)
       4.000%, 09/05/07                                   9,940           9,940
   Texas State, ABN Amro Munitops
     Certificates Trust, Ser 2006-30,
     GO (A)
       4.020%, 09/06/07                                   5,000           5,000
   Texas State, Municipal Gas Acquisition
     & Supply, RB (A)
       4.120%, 09/06/07                                  15,000          15,000
   Travis County, GO (A)
       4.090%, 09/06/07                                   7,935           7,935
                                                                  --------------
                                                                         63,650
                                                                  --------------
PUERTO RICO -- 0.3%
   Puerto Rico Commonwealth,
     Ser 934, GO, FGIC (A)
       4.020%, 09/06/07                                   2,000           2,000
                                                                  --------------
VERMONT -- 2.3%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B)
       3.990%, 09/06/07                                     320             320

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Middlebury College Project,
     Ser A, RB (A)
       3.580%, 11/01/07                           $       3,170   $       3,170
   Vermont State, Educational & Health
     Buildings Financing Authority, Porter
     Hospital Project, Cl A, RB (A) (B)
       4.010%, 09/06/07                                   6,430           6,430
   Vermont State, Municipal Board Bank,
     RB, MBIA (A)
       4.030%, 09/06/07                                   6,275           6,275
                                                                  --------------
                                                                         16,195
                                                                  --------------
WASHINGTON -- 2.7%
   King County, School District,
     Stars Project, GO, FSA (A)
       4.030%, 09/06/07                                   4,990           4,990
   Washington State, ABN Amro
     Munitops Certificate Trust,
     Ser 2005-28, RB, MBIA (A)
       4.020%, 09/06/07                                   2,995           2,995
   Washington State, Eclipse Funding
     Trust, Solar Eclipse Project, RB,
     MBIA (A)
       4.020%, 09/06/07                                  10,960          10,960
   Washington State, Economic
     Development Finance Authority,
     Pioneer Human Services Project,
     Ser H, RB (A) (B)
       3.950%, 09/01/07                                     145             145
   Washington State, Housing Finance
     Commission, Pioneer Human
     Services Program, Ser A, RB (A) (B)
       3.920%, 09/01/07                                     200             200
                                                                  --------------
                                                                         19,290
                                                                  --------------
WISCONSIN -- 3.5%
   Greenfield, School District, BAN
     Pre-Refunded @ 100 (D)
       4.250%, 09/17/07                                   2,000           2,000
   Menomonee Falls, Industrial
     Development Authority, Maysteel
     Project, RB (A) (B)
       4.070%, 09/06/07                                   1,900           1,900
   Milwaukee, Redevelopment Authority,
     Montessori Society School Project,
     RB (A) (B)
       4.080%, 09/01/07                                      85              85
   Sauk Prairie, School District, TRAN
       3.790%, 09/21/07                                   1,200           1,200


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        17

SCHEDULE OF INVESTMENTS

Tax Free Fund (Concluded)

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Wisconsin State, Health & Educational
     Facilities Authority, Blood Center
     Project, Ser A, RB (A) (B)
       4.010%, 09/05/07                           $       2,665   $       2,665
   Wisconsin State, Health & Educational
     Facilities Authority, Concordia
     University Project, RB (A)
       4.050%, 09/06/07                                   3,250           3,250
   Wisconsin State, Health & Educational
     Facilities Authority, Edgewood
     College Project, RB (A) (B)
       4.030%, 09/01/07                                   4,800           4,800
   Wisconsin State, Health & Educational
     Facilities Authority, Mercy Health
     Systems Project, Ser C, RB (A) (B)
       4.040%, 09/06/07                                   4,030           4,030
   Wisconsin State, Health & Educational
     Facilities Authority, Oakwood
     Project, Ser B, RB (A) (B)
       4.040%, 09/06/07                                   2,140           2,140
   Wisconsin State, Health & Educational
     Facilities Authority, Pooled Loan
     Financing Program, Ser B, RB (A)
       4.010%, 09/05/07                                     800             800
   Wisconsin State, School District,
     Ser A2, COP
       4.500%, 09/19/07                                   1,200           1,201
   Wisconson State, Eclipse Funding
     Trust, Solar Eclipse Project, GO,
     FSA (A)
       4.020%, 09/06/07                                   1,000           1,000
                                                                  --------------
                                                                         25,071
                                                                  --------------
UTAH -- 1.9%
   Riverton, Hospital Authority,
     Ser 1762, RB (A)
       4.030%, 09/06/07                                  12,000          12,000
   West Valley, Industrial Development
     Authority, Johnson Matthey
     Project, RB (A) (B)
       3.970%, 09/01/07                                   1,600           1,600
                                                                  --------------
                                                                         13,600
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MULTI-STATE -- 2.4%
   BB&T Municipal Trust, Ser 1002,
     RB (A)
       4.130%, 09/06/07                           $       4,690   $       4,690
   BB&T Municipal Trust, Ser 1003,
     RB (A)
       3.980%, 09/07/07                                  10,100          10,100
   Multi-State, ABN Amro Munitops
     Certificates Trust, Ser 2004-43,
     GO, FGIC (A)
       4.020%, 09/06/07                                   2,500           2,500
                                                                  --------------
                                                                         17,290
                                                                  --------------
Total Municipal Bonds
   (Cost $690,039) ($ Thousands)                                        690,039
                                                                  --------------
Total Investments -- 97.6%
   (Cost $690,039) ($ Thousands)                                  $     690,039
                                                                  ==============

Percentages are based on Net Assets of $707,142 ($ Thousands).
(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C)   Securities are collateralized under an agreement from FHLMC and FNMA.
(D) Pre-Refunded Securities -- the maturity date shown is the pre-refunded date.
AMBAC -- American Municipal Bond Assurance Company
AMT -- Income from security is subject to Alternative Minimum Tax. Alternative Minimum Tax is a calculation that adds certain tax preference items back into adjusted gross income.
BAN -- Bond Anticipation Note
CIFG -- CDC IXIS Financial Guaranty
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance, Inc.
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
ROC -- Renewable Obligation Certificate
Ser -- Series
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
18                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

Institutional Tax Free Fund

August 31, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

23.7%   Education
19.2%   General Revenue
12.7%   Industrial Development
10.9%   Healthcare
 7.7%   General Obligations
 7.3%   Housing
 7.0%   Utilities
 3.7%   Public Facilities
 3.1%   Power
 1.2%   Nursing Homes
 1.1%   Transportation
 1.0%   Water
 0.8%   Airports
 0.4%   Pollution Control
 0.2%   Board Bank Revenue

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.0%

ALABAMA -- 1.4%
   Hoover, Board of Education,
     GO, FSA (A)
       4.090%, 09/06/07                           $       5,810   $       5,810
   Indian Springs Village, Educational
     Building Authority, Indian
     Springs School Project, RB (A) (B)
       4.100%, 09/06/07                                   5,000           5,000
   Jefferson County, Public Park &
     Recreation Authority, YMCA
     Project, RB, FSA (A) (B)
       3.990%, 09/06/07                                   4,670           4,670
   Lee County, Industrial Development
     Authority, Lifesouth Community
     Blood Center Project, RB (A) (B)
       4.070%, 09/05/07                                     410             410
   Mobile, Spring Hill College Project,
     Ser B, RB (A) (B)
       3.970%, 09/05/07                                     500             500
   Parrish, Industrial Development
     Authority, Alabama Power
     Company Project, RB (A)
       3.960%, 09/01/07                                     600             600
   Russellville, Industrial Development
     Authority, Clark Pulley Industries
     Project, RB (A) (B)
       4.070%, 09/06/07                                     670             670
                                                                  --------------
                                                                         17,660
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ARIZONA -- 0.5%
   Arizona State, ABN Amro Munitops
     Non-Amortized Trust Certificates,
     Ser 2005-49, RB, MBIA (A)
       4.020%, 09/06/07                           $       6,285   $       6,285
                                                                  --------------
ARKANSAS -- 0.7%
   Arkansas State, ABN Amro Munitops
     Non-Amortized Trust Certificates,
     Ser 2006-12, RB, FGIC (A)
       4.020%, 09/06/07                                   9,285           9,285
                                                                  --------------
CALIFORNIA -- 0.8%
   California State, Municipal Securities
     Trust Receipts, Ser SGA 135, GO,
     AMBAC (A)
       4.000%, 09/01/07                                  10,000          10,000
                                                                  --------------
COLORADO -- 2.1%
   Adams County, Multi-Family Housing
     Authority, Hunters Cove Project,
     Ser A, RB (A) (C)
       3.920%, 09/04/07                                     400             400
   Arvada, Water Authority, RB, FSA (A)
       3.800%, 09/01/07                                   2,110           2,110
   Broomfield, COP, AMBAC (A)
       4.004%, 09/06/07                                   4,700           4,700
   Central Platte Valley, Metropolitan
     District Authority, GO (A) (B)
       3.700%, 12/01/07                                   1,350           1,350
   Colorado State, Educational & Cultural
     Facilities Authority, Fountain Valley
     School Project, RB (A) (B)
       3.990%, 09/06/07                                     900             900
   Colorado State, Health Facilities
     Authority, Catholic Health Project,
     Ser B, RB (A)
       3.930%, 09/05/07                                     295             295
   Colorado State, Regional Transportation
     Authority, RB, AMBAC (A)
       4.060%, 09/06/07                                   2,295           2,295
   Denver, City and County Airport
     Authority, Ser 63TP, RB, FGIC (A)
       4.010%, 09/06/07                                   8,500           8,500
   Erie, COP (A) (B)
       4.010%, 09/05/07                                   4,390           4,390
   NBC, Metropolitan District Authority,
     GO (A) (B)
       4.000%, 09/06/07                                   1,580           1,580
                                                                  --------------
                                                                         26,520
                                                                  --------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        19

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
DISTRICT OF COLUMBIA -- 0.4%
   District of Columbia, Laboratory School
     Project, RB (A) (B)
       4.120%, 09/06/07                           $       1,370   $       1,370
   District of Columbia, Water & Sewer
     Authority, RB, FSA (A)
       4.030%, 09/06/07                                   3,465           3,465
                                                                  --------------
                                                                          4,835
                                                                  --------------
FLORIDA -- 5.1%
   Broward County, School Board
     Certificates, COP, FSA (A)
       4.030%, 01/01/08                                   6,215           6,215
   Florida Gas, Utilities Revenue Authority,
     Gas Supply Project, Ser 2-A2, RB (A)
       4.000%, 09/06/07                                  20,000          20,000
   Florida State, Multi-Family Housing
     Authority, Country Club Project,
     Ser PP, RB (A) (C)
       3.980%, 09/06/07                                  16,500          16,500
   Florida State, Multi-Family Housing
     Authority, River Oaks Apartments
     Project, RB (A) (C)
       3.750%, 09/05/07                                   1,350           1,350
   Martin County, Pollution Control
     Authority, Power & Light Project,
     RB (A)
       4.020%, 09/01/07                                   5,000           5,000
   Miami-Dade County, School Board,
     Cl A, COP, AMBAC (A)
       4.040%, 09/06/07                                   6,900           6,900
   South Broward Hospital District,
     Ser 337, RB, MBIA (A)
       4.030%, 09/06/07                                   7,115           7,115
   Sunshine State, Governmental
     Financing Authority, RB, AMBAC (A)
       3.950%, 09/01/07                                   2,000           2,000
   Volusia County, Industrial Development
     Authority, APCO Project, Ser A,
     RB (A) (B)
       4.120%, 09/05/07                                     920             920
                                                                  --------------
                                                                         66,000
                                                                  --------------
GEORGIA -- 1.6%
   Clayton County, Multi-Family Housing
     Authority, Rivers Edge Development
     Project, RB (A) (C)
       3.990%, 09/06/07                                   1,000           1,000
   Fulton County, Multi-Family Housing
     Authority, Hampton Hills Apartments
     Project, RB (A) (C)
       4.010%, 09/06/07                                   5,300           5,300

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Gwinnett County, Multi-Family Housing
     Authority, Greens Apartments
     Project, RB (A) (C)
       3.940%, 09/05/07                           $       1,400   $       1,400
   Marietta, Multi-Family Housing
     Authority, Franklin Walk Apartments
     Project, RB (A) (C)
       3.990%, 09/06/07                                   4,415           4,415
   Roswell, Multi-Family Housing
     Authority, Belcourt Project,
     Ser A, RB (A) (B)
       4.140%, 09/01/07                                   9,000           9,000
                                                                  --------------
                                                                         21,115
                                                                  --------------
IDAHO -- 0.7%
   Ammon, Urban Renewal Agency, Tax
     Increment Project, Ser A, TA (A) (B)
       4.150%, 09/06/07                                   1,605           1,605
   Idaho State, Healthcare Facilities
     Authority, St. Lukes Medical Center
     Project, RB, FSA (A)
       3.980%, 09/01/07                                   8,000           8,000
                                                                  --------------
                                                                          9,605
                                                                  --------------
ILLINOIS -- 4.4%
   Belleville, Industrial Development
     Authority, Wetterau Project,
     RB (A) (B)
       3.970%, 09/06/07                                   1,250           1,250
   Chicago, Board of Education, GO,
     AMBAC (A)
       4.030%, 09/06/07                                  10,330          10,330
   Chicago, Municipal Securities Trust
     Certificates, Ser 7016, Cl A, RB,
     FGIC (A)
       4.030%, 09/06/07                                   4,750           4,750
   Du Page County, Community Unit
     School District, GO, FSA (A)
       4.030%, 09/06/07                                   5,170           5,170
   Illinois State, Development Financing
     Authority, American Academy
     Project, RB (A) (B)
       4.090%, 09/06/07                                   1,500           1,500
   Illinois State, Development Financing
     Authority, Chicago Academy/Science
     Project, RB (A) (B)
       4.030%, 09/05/07                                     285             285
   Illinois State, Economic Development
     Financing Authority, Clearbrook
     Project, RB (A) (B)
       4.220%, 09/06/07                                   2,600           2,600


--------------------------------------------------------------------------------
20                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Educational Facilities
     Authority, Field Museum National
     History Project, RB (A) (B)
       3.940%, 09/05/07                           $       1,000   $       1,000
   Illinois State, Health Facilities Authority,
     Glenkirk Project, RB (A) (B)
       4.050%, 09/06/07                                     790             790
   Illinois State, Health Facilities Authority,
     Memorial Health Systems Project,
     RB (A) (B)
       4.030%, 09/01/07                                   1,000           1,000
   Illinois State, International Port District
     Revenue, RB (A) (B)
       4.050%, 09/07/07                                   4,000           4,000
   Illinois State, Ser 783, GO, FSA (A)
       4.030%, 09/02/07                                   6,900           6,900
   Lake County, Community Consolidated
     School District No. 73, Ser 329, GO,
     FGIC (A)
       4.030%, 09/06/07                                   5,785           5,785
   Lake County, Warren Township
     Highschool Project, GO, FGIC (A)
       4.030%, 09/06/07                                   8,365           8,365
   Oakbrook Terrace, Industrial
     Development Authority, Oakbrook
     Terrace Atrium Project, RB (A) (B)
       3.750%, 09/01/07                                   2,000           2,000
   Rockford, Wesley Willows Obligation,
     RB (A) (B)
       4.010%, 09/01/07                                     100             100
                                                                  --------------
                                                                         55,825
                                                                  --------------
INDIANA -- 6.9%
   Bartholomew County, Consolidated
     School District, TAW
       4.000%, 12/31/07                                   8,125           8,134
   Carmel Clay, Schools, TAW
       3.900%, 12/28/07                                   5,000           5,001
   Concord, Community School
     District, TAW
       3.850%, 12/31/07                                   3,500           3,502
   Crawfordsville, Multi-Family Housing
     Authority, Autumn Woods Phase II
     Project, Ser A, RB (A) (B)
       4.010%, 09/06/07                                   4,090           4,090
   Crawfordsville, Multi-Family Housing
     Authority, Autumn Woods Phase II
     Project, Ser B, RB (A) (B)
       4.090%, 09/06/07                                     975             975
   Duneland School Corporation, TAW
       4.000%, 12/31/07                                   5,441           5,444

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   East Porter County, School Building
     Authority, Spears Project,
     Ser DB-145, RB, MBIA (A)
       4.030%, 09/06/07                           $       3,515   $       3,515
   Elkhart County, Industrial Development
     Authority, Hubbard Hill Estates
     Project, RB (A) (B)
       4.010%, 09/07/07                                   2,460           2,460
   Frankfort, Economic Development
     Authority, Frito-Lay Project, RB (A)
       3.700%, 11/01/07                                   1,000           1,000
   Hamilton County, Public Building
     Authority, BAN
       3.900%, 12/01/07                                   4,600           4,600
   Hamilton, Southeastern Schools,
     Temporary Loan Warrants
       3.800%, 12/31/07                                   3,300           3,301
   Indiana State, ABN Amro Munitops
     Non-Amortized Trust Certificates,
     RB, AMBAC (A)
       4.020%, 09/06/07                                   5,000           5,000
   Indiana State, Bond Bank, Advanced
     Funding Program, Ser A, RB (B)
       4.250%, 01/31/08                                   2,500           2,506
   Indiana State, Development Finance
     Authority, Cathedral High School
     Project, RB (A) (B)
       4.030%, 09/01/07                                   1,690           1,690
   Indiana State, Eclipse Funding Trust,
     IPS Multi-School Building Project,
     RB, MBIA (A)
       4.050%, 09/06/07                                   1,550           1,550
   Indiana State, Health & Educational
     Facilities Financing Authority,
     Howard Regional Health Systems
     Project, Ser B, RB (A) (B)
       4.030%, 09/01/07                                   7,100           7,100
   Indiana State, Health Facilities
     Financing Authority, Capital Access
     Pool Program, RB (A) (B)
       3.950%, 09/05/07                                     200             200
   Indiana State, Health Facilities
     Financing Authority, Fayette
     Memorial Hospital Association
     Project, Ser A, RB (A) (B)
       4.030%, 09/01/07                                   6,395           6,395
   Indiana State, Health Facilities
     Financing Authority, Margaret Mary
     Community Hospital Project, Ser A,
     RB (A) (B)
       4.030%, 09/01/07                                   3,310           3,310


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        21

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Indiana State, Health Facilities
     Financing Authority, Mary Sherman
     Hospital Project, RB (A) (B)
       4.020%, 09/06/07                           $       3,155   $       3,155
   Indiana State, Transition Finance
     Authority, Highway Restoration
     Project, RB
     Partially Pre-Refunded @ 100 (A)
       4.000%, 09/01/07                                   1,400           1,400
   Indiana State, Transportation Finance
     Authority, Ser B-21, RB, FGIC (A)
       4.020%, 09/05/07                                   1,975           1,975
   Indianapolis, Industrial Development
     Authority, Joint & Clutch Service
     Project, RB (A) (B)
       3.945%, 09/06/07                                   1,000           1,000
   North Adams, Community Schools,
     TAW
       3.750%, 12/28/07                                   4,500           4,501
   South Bend, Economic Development
     Authority, Stanley Clark School
     Project, RB (A) (B)
       4.010%, 09/07/07                                   1,000           1,000
   Zionsville, Community Schools Building
     Authority, Ser 938, RB, FSA (A)
       4.030%, 09/06/07                                   5,465           5,465
                                                                  --------------
                                                                         88,269
                                                                  --------------
IOWA -- 1.6%
   Cerro Gordo County, Private Schools
     Facilities, Newman Catholic Schools
     Systems Project, RB (A) (B)
       4.080%, 09/01/07                                   5,750           5,750
   Davenport, Community School District,
     GO, TAW
       4.250%, 06/30/08                                   5,000           5,017
   Iowa State, Healthcare Facilities
     Authority, Care Initiatives Project,
     RB (A) (B)
       4.030%, 09/01/07                                   2,130           2,130
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Des Moines Project, RB (A) (B)
       4.030%, 09/01/07                                   2,925           2,925
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Morningside College Project,
     RB (A) (B)
       4.030%, 09/01/07                                   2,245           2,245

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Iowa State, Higher Education Loan
     Authority, Private College Facilities,
     Wartburg Project, RB (A) (B)
       4.030%, 09/01/07                           $       2,335   $       2,335
                                                                  --------------
                                                                         20,402
                                                                  --------------
KANSAS -- 2.1%
   Kansas State, Development Finance
     Authority, Multi-Family Housing,
     Woodridge Project, RB (A) (C)
       3.980%, 09/06/07                                   3,700           3,700
   Leavenworth County, GO, FGIC (A)
       4.090%, 09/06/07                                   7,090           7,090
   Merriam, Multi-Family Housing
     Authority, Pinegate Apartments
     Project, RB (A) (B)
       4.060%, 09/06/07                                   6,440           6,440
   Mission, Multi-Family Housing Revenue
     Authority, Silverwood Apartment
     Project, RB (A) (C)
       3.699%, 11/15/07                                  10,000          10,000
                                                                  --------------
                                                                         27,230
                                                                  --------------
KENTUCKY -- 0.8%
   Berea, Educational Facilities Authority,
     Berea College, Ser A, RB (A)
       3.990%, 09/01/07                                   1,300           1,300
   Jefferson County, Retirement Home
     Facilities Authority, Nazareth Library
     Project, RB (A) (B)
       4.010%, 09/07/07                                     960             960
   Kentucky State, Area Development
     Districts Financing Trust, Calloway
     County Fire No. 6 Project, Ser A,
     RB (A) (B)
       4.080%, 09/06/07                                     385             385
   Kentucky State, Area Development
     Districts Financing Trust, Garrison
     Volunteer Fire Project, Ser A,
     RB (A) (B)
       4.080%, 09/06/07                                     100             100
   Kentucky State, Rural Water Finance
     Authority, Construction Notes,
     Ser A-1, RB (A)
       3.700%, 10/01/07                                   2,200           2,200
   Lexington, Government Industrial
     Building Authority, American Horse
     Shows Association Project, RB (A) (B)
       4.080%, 09/06/07                                   1,605           1,605


--------------------------------------------------------------------------------
22                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Lexington-Fayette Urban County,
     Government Housing Authority,
     Richmond Place Project, RB (A) (B)
       3.750%, 04/01/08                           $       3,380   $       3,380
                                                                  --------------
                                                                          9,930
                                                                  --------------
LOUISIANA -- 1.0%
   Lafayette, Public Transportation
     Financing Authority, Ser 1938,
     RB (A) (C)
       4.060%, 09/19/07                                   5,195           5,195
   Louisiana State, Public Facilities
     Authority, St. Martins Episcopal
     School Project, RB (A) (B)
       4.090%, 09/06/07                                   1,710           1,710
   St. Tammany Parish, Development
     District, Main Street Holdings,
     Ser A, RB (A) (B)
       3.980%, 09/06/07                                   5,400           5,400
                                                                  --------------
                                                                         12,305
                                                                  --------------
MAINE -- 0.1%
   Portland, Industrial Development
     Authority, W.W. Grainger Project,
     RB (A)
       4.170%, 09/05/07                                   1,315           1,315
                                                                  --------------
MARYLAND -- 0.3%
   Frederick, GO (A) (B)
       4.100%, 09/06/07                                   1,800           1,800
   Maryland State, Health & Higher
     Educational Facilities, Bank of
     America Project, Ser 108, RB,
     MBIA (A)
       4.030%, 09/02/07                                   2,670           2,670
                                                                  --------------
                                                                          4,470
                                                                  --------------
MASSACHUSETTS -- 3.4%
   Lynn, BAN
       4.250%, 05/02/08                                   2,000           2,007
   Massachusetts State, Development
     Finance Agency, Assumption College
     Project, Ser A, RB (A) (B)
       4.020%, 09/05/07                                   8,855           8,855
   Massachusetts State, Development
     Finance Agency, Brooks School
     Issue, Ser A, RB, MBIA (A)
       4.020%, 09/06/07                                   1,200           1,200
   Massachusetts State, Development
     Finance Agency, Meadowbrook
     School Issue Project, RB (A) (B)
       3.950%, 09/06/07                                     300             300

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Walnut Hill School
     Project, RB (A) (B)
       4.020%, 09/05/07                           $       6,000   $       6,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B)
       4.000%, 09/06/07                                   2,300           2,300
   Massachusetts State, Health &
     Educational Facilities Authority,
     The Boston Home Project, Ser B,
     RB (A) (B)
       4.020%, 09/06/07                                   1,000           1,000
   Massachusetts State, Municipal
     Securities Trust, Ser 5028, RB,
     FSA (A)
       3.990%, 09/06/07                                   1,545           1,545
   Massachusetts State, Water Resolution
     Authority, Ser 2007-D14, RB,
     FSA (A)
       4.020%, 09/05/07                                   3,580           3,580
   Southeastern, Regional Transportation
     Authority, RAN
       3.850%, 09/07/07                                   2,100           2,100
   Worcester, Regional Transportation
     Authority, GO, RAN
       4.000%, 06/27/08                                   6,250           6,253
   Worcester, Ser A, BAN
       4.000%, 11/08/07                                   9,000           9,003
                                                                  --------------
                                                                         44,143
                                                                  --------------
MICHIGAN -- 3.8%
   Eastern Michigan, University Revenue
     Authority, RB, FGIC (A)
       3.980%, 09/01/07                                   2,300           2,300
   Farmington Hills, Botsford General
     Hospital Project, Ser B, RB,
     MBIA (A)
       4.030%, 09/01/07                                   1,550           1,550
   Lansing, Economic Development
     Authority, Atrium Office Partners
     Project, RB (A) (B)
       4.100%, 11/01/07                                   1,335           1,335
   Michigan State, ABN Amro Munitops
     non-amortized trust certificates,
     RB, MBIA (A)
       4.020%, 09/06/07                                   9,865           9,865
   Michigan State, Higher Educational
     Facilities Authority, Adrian College
     Project, RB (A) (B)
       3.990%, 09/06/07                                   4,125           4,125


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        23

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Michigan State, Job Development
     Authority, Kentwood Residence
     Project, RB (A) (B)
       3.671%, 09/01/07                           $       3,000   $       3,000
   Michigan State, Municipal Securities
     Trust Certificates, Ser 3066, Cl A,
     RB, FSA (A)
       4.000%, 09/01/07                                   4,000           4,000
   Michigan State, Strategic Fund,
     Hope Network Project, RB (A) (B)
       4.010%, 09/07/07                                   8,725           8,725
   Michigan State, Strategic Fund,
     Pilgrim Manor Project, RB (A) (B)
       4.090%, 09/06/07                                   2,900           2,900
   Michigan State, University Hospital
     Revenue Authority, Ser A, RB (A)
       3.990%, 09/01/07                                     400             400
   Northville Township, Economic
     Development Authority, Thrifty
     Northville Project, RB (A) (B)
       4.000%, 09/06/07                                   1,500           1,500
   Northwestern Mutual Life Insurance,
     RB (A) (B)
       7.750%, 09/15/07                                      37              37
   Oakland County, Economic
     Development Authority, Corners
     Shopping Center, RB (A) (B)
       4.040%, 02/01/08                                   2,510           2,510
   University of Michigan, Hospital
     Project, Ser A-2, RB (A)
       3.990%, 09/01/07                                   4,600           4,600
   Waterford, School District, SAN
       3.850%, 11/30/07                                   2,500           2,501
                                                                  --------------
                                                                         49,348
                                                                  --------------
MINNESOTA -- 2.8%
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser A, RB (A) (B)
       4.030%, 09/01/07                                   7,856           7,856
   Arden Hills, Housing & Health
     Authority, Presbyterian Homes
     Project, Ser B, RB (A) (B)
       4.030%, 09/01/07                                   2,238           2,238
   Bloomington, Commercial
     Development Authority,
     ATS II Project, RB (A) (B)
       4.100%, 09/06/07                                   1,550           1,550
   Brooklyn Center, Development
     Authority, Brookdale Office Park
     Partnership, RB (A) (B)
       3.900%, 09/06/07                                   2,140           2,140

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Brooklyn, Center Development
     Authority, Brookdale Office Park
     Project, RB (A) (B)
       4.030%, 09/01/07                           $       3,600   $       3,600
   Coon Rapids, Health Center Systems
     Project, RB (A) (B)
       3.900%, 09/05/07                                   1,755           1,755
   Duluth, Economic Development
     Authority, Miller-Dwan Medical
     Center Project, RB (A) (B)
       4.030%, 09/01/07                                   1,040           1,040
   Minneapolis & St. Paul, Ser 2007-1G,
     RB, AMBAC (A)
       4.010%, 09/06/07                                   1,460           1,460
   Minneapolis, Minnehaha Academy
     Project, RB (A) (B)
       4.080%, 09/01/07                                   3,630           3,630
   Minneapolis, Revenue Authority,
     People Serving People Project,
     Ser A, RB (A) (B)
       4.030%, 09/01/07                                     100             100
   Puttable Floating Tax Exempt Receipts,
     Ser 263, GO (A)
       4.090%, 09/06/07                                   7,550           7,550
   Roseville, Healthcare Facilities
     Authority, Presbyterian Homes
     Project, RB (A) (B)
       4.030%, 09/01/07                                   1,690           1,690
   Roseville, Private School Facilities,
     Northwestern College Project,
     RB (A) (B)
       4.030%, 09/01/07                                   1,165           1,165
   St. Paul, Housing & Redevelopment
     Authority, Minnesota Public Radio
     Project, RB (A) (B)
       4.030%, 09/01/07                                     200             200
                                                                  --------------
                                                                         35,974
                                                                  --------------
MISSISSIPPI -- 0.5%
   Prentiss County, Industrial
     Development Authority, Eastern
     Heidelberg Project, Ser A, RB (A) (B)
       3.850%, 09/01/07                                   2,500           2,500
   University of Mississippi, Educational
     Building Authority, University
     Facilitiess Construction Project,
     Ser B-2, RB, FSA (A)
       3.990%, 09/06/07                                   4,075           4,075
                                                                  --------------
                                                                          6,575
                                                                  --------------


--------------------------------------------------------------------------------
24                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MISSOURI -- 2.4%
   Berkeley, Industrial Development
     Authority, Wetterau Project,
     RB (A) (B)
       3.970%, 09/06/07                           $       3,900   $       3,900
   Clayton, Industrial Development
     Authority, Bailey Court Project,
     RB (A) (B)
       4.110%, 09/06/07                                   3,500           3,500
   Kirkwood, Tax Increment Revenue
     Authority, Kirkwood Commons
     Project, RB (A) (B)
       4.030%, 09/01/07                                   1,725           1,725
   Missouri State, Development Finance
     Board Lease, Association Municipal
     Utilities Lease Project, RB (A) (B)
       3.980%, 09/01/07                                     280             280
   Missouri State, Health & Educational
     Facilities Authority, Bethesda Health
     Group Project, Ser A, RB (A) (B)
       3.980%, 09/01/07                                   1,240           1,240
   Missouri State, Health & Educational
     Facilities Authority, Christian
     Brothers Project, Ser A, RB (A) (B)
       4.030%, 09/01/07                                     300             300
   Missouri State, Health & Educational
     Facilities Authority, De Smet Jesuit
     High School Project, RB (A) (B)
       4.030%, 09/01/07                                     200             200
   Missouri State, Health & Educational
     Facilities Authority, Drury University
     Project, RB (A) (B)
       4.030%, 09/01/07                                   3,000           3,000
   Missouri State, Health & Educational
     Facilities Authority, Kansas City Art
     Institute, RB (A) (B)
       4.030%, 09/01/07                                   3,700           3,700
   Missouri State, Health & Educational
     Facilities Authority, St. Joseph-
     St. Pius Project, Ser A, RB (A) (B)
       4.050%, 09/06/07                                   1,880           1,880
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, RB (A)
       4.010%, 09/01/07                                   1,285           1,285
   Missouri State, Health & Educational
     Facilities Authority, St. Louis
     University Project, Ser A, RB (A)
       4.010%, 09/01/07                                     970             970
   Missouri State, Public Utilities
     Commission, Interim Construction
     Notes
       4.500%, 09/15/07                                   1,700           1,701

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   St. Charles County, Industrial
     Development Authority,
     Sun River Village
     Project, RB (A) (B)
       4.020%, 09/06/07                           $       6,000   $       6,000
   St. Louis, Industrial Development
     Authority, Schnuck Markets
     Kirkwood Project, RB (A) (B)
       3.910%, 09/06/07                                   1,300           1,300
                                                                  --------------
                                                                         30,981
                                                                  --------------
MONTANA -- 1.3%
   Helena, Higher Education Authority,
     Carroll College Campus Housing
     Project, RB (A) (B)
       4.030%, 09/01/07                                   3,540           3,540
   Montana State, Board Investment
     Authority, Inter Capital Project, RB
       3.850%, 09/01/07                                  12,985          12,985
                                                                  --------------
                                                                         16,525
                                                                  --------------
NEBRASKA -- 0.8%
   Nebraska State, ABN Amro Munitop
     Non-Amortized Trust Certificates,
     RB, AMBAC (A)
       4.020%, 09/06/07                                  10,745          10,745
                                                                  --------------
NEVADA -- 0.6%
   Nevada State, ABN Amro Munitops
     Certificate Trust, Ser 2006-47,
     GO, MBIA (A)
       4.020%, 09/06/07                                   7,100           7,100
                                                                  --------------
NEW HAMPSHIRE -- 2.1%
   Cheshire County, TAN
       3.750%, 12/27/07                                   2,800           2,800
   Merrimack County, TAN
       4.250%, 12/28/07                                   4,000           4,006
   New Hampshire State, Business
     Finance Authority, The Taylor Home
     Project, Ser A, RB (A) (B)
       4.010%, 09/06/07                                   5,620           5,620
   New Hampshire State, Health &
     Educational Facilities Authority,
     Seacoast Hospice Project, RB (A) (B)
       4.070%, 09/06/07                                   4,200           4,200
   New Hampshire, Business Finance
     Authority, Taylor Home Project,
     Ser B, RB (A) (B)
       3.990%, 09/06/07                                   5,000           5,000
   Strafford County, TAN
       4.250%, 12/31/07                                   5,100           5,100
                                                                  --------------
                                                                         26,726
                                                                  --------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        25

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
NEW JERSEY -- 1.0%
   Delran Township, Ser A, BAN
       4.250%, 10/24/07                           $       2,460   $       2,461
   Franklin Township/Hunterdon
     County, BAN
       4.250%, 10/12/07                                   2,760           2,762
   Little Egg Harbor, BAN
       3.750%, 04/04/08                                   2,153           2,153
   New Jersey State, Healthcare Facilities
     Authority, Ser 702, RB (A)
       4.030%, 09/06/07                                     300             300
   New Jersey State, Turnpike Authority,
     RB, MBIA (A) (E)
       4.010%, 01/01/08                                     395             395
   Perth Amboy, BAN
       4.350%, 10/19/07                                   4,300           4,304
                                                                  --------------
                                                                         12,375
                                                                  --------------
NEW MEXICO -- 2.8%
   Albuquerque, Metropolitan
     Redevelopment Authority, Springer
     Square Project, RB (A) (B)
       4.550%, 09/06/07                                   3,000           3,000
   New Mexico State, ABN Amro
     Munitops, 2005-42 New Mexico
     Project, RB, AMBAC (A)
       4.020%, 09/06/07                                   7,495           7,495
   University of New Mexico, Systems
     Improvement Project, RB (A)
       4.040%, 09/05/07                                  25,805          25,805
                                                                  --------------
                                                                         36,300
                                                                  --------------
NEW YORK -- 1.7%
   Gloversville City, School District, BAN
       3.740%, 09/27/07                                   7,500           7,500
   Liberty, Industrial Development
     Authority, ROC (A)
       4.020%, 09/06/07                                  10,095          10,095
   New York State, Dormatory Authority,
     ROC (A)
       4.020%, 09/06/07                                   3,685           3,685
                                                                  --------------
                                                                         21,280
                                                                  --------------
NORTH CAROLINA -- 0.9%
   North Carolina State, Capital Facilities
     Financing Agency, Ser 1894, RB (A)
       4.050%, 09/06/07                                   4,300           4,300
   North Carolina State, Capital Facilities
     Financing Agency, The Mental
     Health Association Project,
     RB (A) (B)
       3.980%, 09/06/07                                   2,450           2,450

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   North Carolina State, Capital Facilities
     Financing Agent, High Point
     University Project, RB (A) (B)
       3.980%, 09/06/07                           $       2,250   $       2,250
   North Carolina, Eclipse Funding Trust,
     Solar Eclipse Project, COP,
     AMBAC (A)
       4.050%, 09/06/07                                   3,200           3,200
                                                                  --------------
                                                                         12,200
                                                                  --------------
NORTH DAKOTA -- 0.3%
   North Dakota State, Rural Water
     Financing Authority, Public
     Construction Project, Ser A-2,
     RB (A)
       3.800%, 10/01/07                                   3,400           3,400
                                                                  --------------
OHIO -- 2.8%
   Greene County, Ser D, BAN
       4.250%, 02/15/08                                   2,800           2,807
   Greene County, Ser E, BAN
       4.250%, 11/20/07                                   3,000           3,004
   Hamilton County, BAN
       4.500%, 09/14/07                                   2,000           2,001
   Hamilton County, Healthcare Authority,
     Sisters of Charity Senior Care Center
     Project, RB (A) (B)
       4.000%, 09/06/07                                   3,675           3,675
   Lakewood, Hospital Authority,
     RB (A) (B)
       4.070%, 11/01/07                                   2,610           2,610
   Mason, Stormwater Improvement
     Project, BAN
       4.250%, 12/20/07                                   2,115           2,119
   Ohio State, American Municipal
     Power, RAN
       3.650%, 11/01/07                                   1,450           1,450
   Perrysburg, BAN
       4.250%, 11/08/07                                   2,393           2,396
       4.000%, 05/22/08                                   4,316           4,323
   Stark County, Healthcare Facilities
     Authority, Canton Christian Home
     Project, RB (A) (B)
       4.100%, 09/01/07                                   2,095           2,095
       4.000%, 09/15/07                                   1,055           1,055
   Toledo, Capital Improvement Project,
     Ser 1, BAN
       3.850%, 10/25/07                                   5,015           5,016
   University of Cincinnati, Ser C, BAN
       4.500%, 01/24/08                                   3,200           3,211
                                                                  --------------
                                                                         35,762
                                                                  --------------


--------------------------------------------------------------------------------
26                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
OKLAHOMA -- 2.5%
   Oklahoma City, Ser 743, GO, MBIA (A)
       4.030%, 09/06/07                           $       2,590   $       2,590
   Oklahoma State, Educational Facility
     Authority, RB (A) (B)
       3.720%, 09/06/07                                   7,075           7,075
   Tulsa, Industrial Development
     Authority, Ser A, RB (A)
       3.700%, 11/15/07                                  22,000          22,000
                                                                  --------------
                                                                         31,665
                                                                  --------------
OREGON -- 1.5%
   Linn County, School District #9,
     Ser 1059, GO (A)
       4.050%, 09/06/07                                   2,995           2,995
   Multnomah County, Higher Education
     Authority, Concordia University
     Portland Project, RB (A) (B)
       4.030%, 09/01/07                                   2,475           2,475
   Oregon State, Health, Housing,
     Educational & Cultural Authorities,
     Saint Vincent De Paul Project,
     Ser A, RB (A) (B)
       4.060%, 09/06/07                                   1,600           1,600
   Oregon State, Municipal Securities
     Trust, Cl A, GO, FSA (A)
       4.030%, 09/06/07                                   8,060           8,060
   Portland, Economic Development
     Authority, Broadway Project, Ser A,
     RB, AMBAC (A)
       4.050%, 09/06/07                                   3,750           3,750
                                                                  --------------
                                                                         18,880
                                                                  --------------
PENNSYLVANIA -- 3.2%
   Allegheny County, Hospital
     Development Authority, Jefferson
     Regional Medical Center Project,
     RB (A) (B)
       3.700%, 04/01/08                                   1,315           1,315
   Allegheny County, Industrial
     Development Authority, Parkway
     Center Project, Ser A, RB (A) (B)
       4.060%, 09/06/07                                   1,220           1,220
   Allegheny County, Industrial
     Development Authority, Sacred
     Heart High School Project,
     RB (A) (B)
       4.030%, 09/06/07                                   1,200           1,200
   Dallastown, Area School District
     Authority, GO, FGIC (A)
       3.980%, 09/06/07                                     485             485

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Erie County, Hospital Development
     Authority, Convention Center Project,
     Ser 2996, RB, FGIC (A)
       4.050%, 09/06/07                           $         485   $         485
   Erie County, Hospital Development
     Authority, Ser 820, RB, MBIA (A)
       4.050%, 09/06/07                                   2,560           2,560
   Lawrence County, Industrial
     Development Authority, Villa Maria
     Project, RB (A) (B)
       4.020%, 09/06/07                                   1,200           1,200
   Moon Township, Industrial
     Development Authority, Executive
     Office Association Project,
     RB (A) (B)
       3.970%, 09/06/07                                     500             500
   Moon Township, Industrial
     Development Authority, YMCA
     Greater Pittsburgh Project,
     RB (A) (B)
       3.970%, 09/06/07                                     500             500
   Mount Lebanon, School District,
     Ser B19, GO, MBIA (A)
       4.020%, 09/05/07                                   2,400           2,400
   Northampton County, Industrial
     Development Authority, Moravian
     Academy Project, RB (A) (B)
       3.970%, 09/06/07                                     800             800
   Pennsylvania State, Higher Educational
     Facilities Authority, Association of
     Independant Colleges Project,
     Ser K-2, RB (A) (B)
       3.630%, 11/01/07                                   5,000           5,000
   Pennsylvania State, Higher Educational
     Facilities Authority, Association of
     Independent Colleges Project,
     Ser I5, RB (A) (B)
       4.040%, 09/06/07                                   4,000           4,000
   Pennsylvania State, Higher Educational
     Facilities Authority, St. Josephs
     University Project, Ser A, RB,
     Radian Insured (A)
       4.100%, 09/06/07                                     600             600
   Pennsylvania State, Public School
     Building Authoirty, Ser D01,
     RB, FSA (A)
       4.020%, 09/05/07                                   8,380           8,380
   Pennsylvania State, Public School
     Building Authority, Parkland School
     District Project, Ser D, RB, FGIC (A)
       4.020%, 09/06/07                                   5,725           5,725


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        27

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Philadelphia School Project,
     Ser A-3, RB (A) (B)
       4.020%, 09/06/07                           $         995   $         995
   Philadelphia, Industrial Development
     Authority, School for the Deaf
     Project, RB (A) (B)
       4.020%, 09/06/07                                   1,000           1,000
   West Cornwall Township, Municipal
     Authority, Senior Living Facility -
     Lebanon Valley, RB (A) (B)
       4.040%, 09/06/07                                   2,275           2,275
                                                                  --------------
                                                                         40,640
                                                                  --------------
SOUTH CAROLINA -- 1.8%
   Columbia, Packaging Facilities
     Authority, Ser 1299, RB, CIFG (A)
       4.050%, 09/06/07                                   3,000           3,000
   Greenville County, School District,
     Ser 982, RB
     Pre-Refunded @ 101 (A)
       4.050%, 09/06/07                                     195             195
   South Carolina State, Housing Finance
     & Development Authority, Rental
     Housing-Oakfield Project, RB (A) (B)
       4.020%, 09/06/07                                   2,626           2,626
   South Carolina State, Macom Trust,
     Various Certificates, Bank of
     America Project, Ser 2007-303,
     RB (A) (B)
       4.040%, 09/06/07                                   5,585           5,585
   South Carolina State, Municipal
     Securities Trust Certificates,
     Ser 2006-293, Cl A-Scago,
     RB, FSA (A)
       4.030%, 09/06/07                                   7,250           7,250
   South Carolina State, Ser C05, GO (A)
       4.020%, 09/05/07                                   4,385           4,385
                                                                  --------------
                                                                         23,041
                                                                  --------------
TENNESSEE -- 5.4%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B)
       4.200%, 09/01/07                                   2,970           2,970
   Sevier County, Public Building
     Authority, Public Projects
     Construction Notes, Ser A-3, RB (A)
       3.700%, 10/01/07                                   5,000           5,000
   Sevier County, Public Building
     Authority, Public Projects
     Construction Notes, Ser A-4, RB (A)
       3.700%, 10/01/07                                   6,000           6,000

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Shelby County, Health, Educational &
     Housing Facilities Authority,
     St. Peter Villa Project, RB (A) (B)
       4.050%, 09/06/07                           $       2,330   $       2,330
   Tennessee State, Energy Acquisition,
     RB (A)
       4.120%, 09/06/07                                  17,430          17,430
   Tennessee State, Energy Acquisition,
     Ser 2020, RB (A)
       4.100%, 09/06/07                                  10,000          10,000
   Tennessee State, Municipal Energy
     Acquisition, Ser 1578, RB (A)
       3.930%, 09/06/07                                  25,950          25,950
                                                                  --------------
                                                                         69,680
                                                                  --------------
TEXAS -- 10.1%
   Allen, Independent School District,
     GO (A)
       4.090%, 09/06/07                                   5,840           5,840
   Barbers Hill, Independent School
     District, GO (A)
       4.090%, 09/06/07                                   6,780           6,780
   Brazos, Industrial Development
     Authority, BASF Corporation
     Project, RB (A)
       4.150%, 09/05/07                                   6,000           6,000
   Capital Area, Cultural Education
     Facilities, John Cooper School
     Project, RB (A) (B)
       4.040%, 09/06/07                                   6,000           6,000
   Comal, Independent School
     District, GO (A)
       4.070%, 09/06/07                                   1,000           1,000
   El Paso, Water & Sewer Authority,
     RB, MBIA (A)
       4.030%, 09/06/07                                   6,150           6,150
   Harris County, Health Facilities
     Development Authority,
     Ser 1018, RB (A)
       4.030%, 09/06/07                                   4,410           4,410
   Houston, Utilities Systems Revenue
     Authority, RB, MBIA (A)
       4.030%, 09/06/07                                   7,970           7,970
   Houston, Utilities Systems Revenue
     Authority, Ser B17, RB, MBIA (A)
       4.020%, 09/05/07                                   4,850           4,850
   Lubbock County, Educational Facilities
     Authority, Lubbock Christian
     University Project, RB (A) (B)
       4.050%, 09/06/07                                   5,200           5,200


--------------------------------------------------------------------------------
28                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Tarrant County, Housing Finance
     Authority, Amherst Association
     Project, RB (A) (B)
       4.020%, 09/05/07                           $       8,520   $       8,520
   Texas State, ABN Amro Munitops,
     GO, FSA (A)
       4.020%, 09/06/07                                  12,635          12,635
   Texas State, Eclipse Funding Trust,
     Solar Eclipse-El Paso Project,
     GO, MBIA (A)
       4.030%, 09/06/07                                   3,965           3,965
   Texas State, Municipal Gas Acquisition
     & Supply, RB (A)
       4.120%, 09/06/07                                  14,800          14,800
   Texas State, Municipal Securites Trust
     Certificates, Ser 2007-305, Cl A,
     GO (A)
       4.030%, 09/06/07                                   4,995           4,995
   Texas State, Municipal Securities Trust
     Certificates, Ser 2007-312, Cl A,
     GO (A)
       4.030%, 09/06/07                                   8,025           8,025
   Texas State, Municipal Securities Trust
     Certificates, Ser 3069, Cl A, RB,
     MBIA (A)
       4.000%, 09/01/07                                   5,000           5,000
   Texas State, Municipal Securities Trust
     Certificates, Ser 3083, RB, FSA (A)
       3.670%, 07/18/08                                  10,555          10,555
   Texas State, University Systems
     Financing Revenue, RB, FSA (A)
       4.090%, 09/06/07                                   3,000           3,000
   University of Texas, Ser 1328, RB (A)
       4.030%, 09/06/07                                   3,990           3,990
                                                                  --------------
                                                                        129,685
                                                                  --------------
UTAH -- 2.1%
   Lehi, Electric Utilities Authority, RB,
     FSA (A)
       4.070%, 09/05/07                                   2,800           2,800
   Murray City, Hospital Revenue
     Authority, Health Services, Ser B,
     RB (A)
       3.960%, 09/04/07                                  16,265          16,265
   Riverton, Hospital Authority, Ser 1762,
     RB (A)
       4.030%, 09/06/07                                   8,000           8,000
                                                                  --------------
                                                                         27,065
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
VERMONT -- 1.2%
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Capital Asset Financing Project,
     Ser 1, RB (A) (B)
       3.990%, 09/06/07                           $       3,555   $       3,555
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Copley Hospital Project, Ser A,
     RB (A) (B)
       3.990%, 09/06/07                                   4,050           4,050
   Vermont State, Educational & Health
     Buildings Financing Authority,
     Middlebury College Project,
     Ser B, RB (A)
       3.580%, 11/01/07                                   3,300           3,300
   Vermont State, Educational & Health
   Buildings Financing Authority, Porter
     Hospital Project, Cl A, RB (A) (B)
       4.010%, 09/06/07                                   5,000           5,000
                                                                  --------------
                                                                         15,905
                                                                  --------------
VIRGINIA -- 2.4%
   Alexandria, Industrial Development
     Authority, Goodwin House Project,
     RB (A) (B)
       3.940%, 09/01/07                                  30,300          30,300
   Virginia State, Public Building
     Authority, Ser 131, RB, MBIA (A)
       4.050%, 09/06/07                                     585             585
                                                                  --------------
                                                                         30,885
                                                                  --------------
WASHINGTON -- 3.2%
   Clark County, Public Utility District,
     Municipal Securities Trust Receipts,
     Ser SGA 118, RB, FSA (A)
       4.000%, 09/01/07                                   1,000           1,000
   Clark County, School District No. 11,
     Ser C34, GO, FSA (A)
       4.020%, 09/05/07                                   5,105           5,105
   Douglas County, Public Utility
     Authority, Ser 3063, RB, FGIC (A)
       4.090%, 09/06/07                                   2,770           2,770
   Everett, Public Facilities District
     Authority, RB (A)
       4.030%, 09/01/07                                   2,825           2,825
   King County, School District, Stars
     Project, GO, FSA (A)
       4.030%, 09/06/07                                   4,375           4,375
   Northwest Washington, Electrical
     Revenue Authority, Ser 2186,
     RB, FSA (A)
       4.090%, 09/06/07                                   3,520           3,520


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        29

SCHEDULE OF INVESTMENTS

Institutional Tax Free Fund (Concluded)

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Northwest Washington, Electrical
     Revenue Authority, Ser C, RB,
     FSA (A)
       4.040%, 09/06/07                           $       5,147   $       5,147
   Washington State, ABN Amro
     Munitops Certificate Trust,
     Ser 2005-28, RB, MBIA (A)
       4.020%, 09/06/07                                   6,000           6,000
   Washington State, GO, FGIC (A)
       4.040%, 09/06/07                                   5,170           5,170
   Washington State, Housing Finance
     Commission, Christa Project,
     Ser B, RB (A) (B)
       4.050%, 09/06/07                                   1,265           1,265
   Washington State, Housing Finance
     Commission, Eastside Catholic
     School, Ser A, RB (A) (B)
       3.990%, 09/06/07                                   4,000           4,000
   Washington State, Housing Finance
     Commission, Pioneer Human
     Services Program, RB (A) (B)
       3.990%, 09/06/07                                     255             255
   Washington State, Ser 1095, GO,
     AMBAC (A)
       4.050%, 09/06/07                                       1               1
                                                                  --------------
                                                                         41,433
                                                                  --------------
WEST VIRGINIA -- 1.4%
   Charleston, Building Commission
     Parking Facilities Authority,
     Charleston Town Center Parking
     Project, Ser A, RB (A) (B)
       4.070%, 09/06/07                                   8,700           8,700
   Parkersburg, Industrial Development
     Authority, B-H Associates Project,
     RB (B)
       4.350%, 09/06/07                                   3,500           3,500
   Putnam County, Industrial
     Development Authority, FMC Project,
     RB (A) (B)
       3.800%, 09/01/07                                   5,300           5,300
                                                                  --------------
                                                                         17,500
                                                                  --------------
WISCONSIN -- 2.4%
   Menomonee Falls, Industrial
     Development Authority, Maysteel
     Project, RB (A) (B)
       4.070%, 09/06/07                                   3,000           3,000
   Milwaukee, Redevelopment Authority,
     Montessori Society School Project,
     RB (A) (B)
       4.080%, 09/01/07                                   1,265           1,265

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Waupaca, Narrower-Term Anticipation
     Notes
       3.750%, 04/01/08                           $       1,000   $       1,000
   Wisconsin State, Health & Educational
     Facilities Authority, Alverno College
     Project, RB (A) (B)
       4.030%, 09/01/07                                   3,100           3,100
   Wisconsin State, Health & Educational
     Facilities Authority, Gundersen
     Lutheran Project, Ser B, RB,
     FSA (A)
       3.980%, 09/01/07                                   2,000           2,000
   Wisconsin State, Health & Educational
     Facilities Authority, Hospice Care
     Holdings Inc. Project, RB (A) (B)
       3.960%, 09/06/07                                   1,045           1,045
   Wisconsin State, Health & Educational
     Facilities Authority, Lutheran College
     Project, RB (A) (B)
       3.980%, 09/01/07                                     300             300
   Wisconsin State, Health & Educational
     Facilities Authority, Madison Family
     Medicine Project, RB (A) (B)
       4.220%, 09/06/07                                   4,460           4,460
   Wisconsin State, Health & Educational
     Facilities Authority, Mercy Health
     Systems Project, Ser C, RB (A) (B)
       4.040%, 09/06/07                                   2,095           2,095
   Wisconsin State, Health & Educational
     Facilities Authority, Meriter Hospital
     Project, RB (A) (B)
       4.030%, 09/01/07                                   3,050           3,050
   Wisconsin State, Health & Educational
     Facilities Authority, National
     Regency New Berlin Project,
     RB (A) (B)
       4.030%, 09/01/07                                   4,700           4,700
   Wisconsin State, Health & Educational
     Facilities Authority, Oakwood
     Project, Ser B, RB (A) (B)
       4.040%, 09/06/07                                     765             765
   Wisconsin State, Health & Educational
     Facilities Authority, Riverview
     Hospital Association Project,
     RB (A) (B)
       4.030%, 09/01/07                                   2,000           2,000
   Wisconsin State, School District,
     Ser A2, COP
       4.500%, 09/19/07                                   2,100           2,101
                                                                  --------------
                                                                         30,881
                                                                  --------------


--------------------------------------------------------------------------------
30                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MULTI-STATE -- 4.1%
   BB&T Municipal Trust, Ser 1002,
     RB (A) (B)
       4.130%, 09/06/07                           $       8,610   $       8,610
   BB&T Municipal Trust, Ser 1004,
     RB (A) (B)
       4.130%, 09/06/07                                  16,900          16,900
   BB&T Municipal Trust, Ser 1005,
     RB (A) (B)
       4.040%, 09/06/07                                   9,700           9,700
   JP Morgan Chase, Ser 1941P, RB (A)
       4.120%, 09/06/07                                  11,200          11,200
   Puttable Floating Tax Exempt Receipts,
     Ser 4174, RB, AMBAC (A)
       4.060%, 09/06/07                                   6,000           6,000
                                                                  --------------
                                                                         52,410
                                                                  --------------
Total Municipal Bonds
   (Cost $1,270,155) ($ Thousands)                                    1,270,155
                                                                  --------------
Total Investments -- 99.0%
   (Cost $1,270,155) ($ Thousands)                                $   1,270,155
                                                                  ==============

Percentages are based on Net Assets of $1,282,463 ($ Thousands).
(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C)   Securities are collateralized under an agreement from FHLMC and FNMA.
(D) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.
(E)   Security is escrowed to maturity.
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
CIFG -- CDC IXIS Financial Guaranty
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
ROC -- Renewable Obligation Certificate
SAN -- State Aid Note
Ser -- Series
TA -- Tax Allocation
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        31

SCHEDULE OF INVESTMENTS

Massachusetts Tax Free Money Market Fund

August 31, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

25.8%   Industrial Development
14.9%   Healthcare
14.5%   Transportation
13.3%   Education
11.9%   Nursing Homes
10.1%   General Obligations
 6.1%   Water
 1.8%   Housing
 1.6%   Public Facilities

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.0%

MASSACHUSETTS -- 101.0%
   Berkshire, Regional Transportation
     Authority, RAN
       4.250%, 09/14/07                           $       1,440   $       1,440
   Cape Cod, Regional Transportation
     Authority, RAN
       4.000%, 07/31/08                                   3,000           3,002
   Clinton, BAN
       3.900%, 06/13/08                                     922             922
   Greater Attleboro, RAN
       4.000%, 08/22/08                                   2,300           2,302
   Lynn, BAN
       4.250%, 05/02/08                                   3,000           3,010
   Massachusetts Bay, Transportation
     Authority, ROC (A)
       4.020%, 09/06/07                                   2,500           2,500
   Massachusetts Bay, Transportation
     Authority, Ser SGA 123, Special
     Assessment (A)
       4.020%, 09/05/07                                   1,000           1,000
   Massachusetts State, Development
     Finance Agency, Assumption College
     Project, Ser A, RB (A) (B)
       4.020%, 09/05/07                                   2,890           2,890
   Massachusetts State, Development
     Finance Agency, Boston College
     High School Project, RB (A) (B)
       4.020%, 09/05/07                                   3,000           3,000
   Massachusetts State, Development
     Finance Agency, Briarwood
     Retirement Project, Ser A, RB (A) (B)
       3.990%, 09/06/07                                   2,900           2,900
   Massachusetts State, Development
     Finance Agency, Bridgewell Project,
     Ser A, RB (A) (B)
       4.010%, 09/06/07                                   3,000           3,000

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Dana Hall School
     Project, RB (A) (B)
       3.970%, 09/06/07                           $       2,940   $       2,940
   Massachusetts State, Development
     Finance Agency, Ed-Dexter School
     Project, RB, MBIA (A)
       4.020%, 09/06/07                                   2,085           2,085
   Massachusetts State, Development
     Finance Agency, Elderhostel Inc.
     Project, RB (A) (B)
       3.980%, 09/06/07                                   2,845           2,845
   Massachusetts State, Development
     Finance Agency, Exploration School,
     RB (A) (B)
       3.970%, 09/06/07                                   2,750           2,750
   Massachusetts State, Development
     Finance Agency, ISO New England
     Project, RB (A) (B)
       4.010%, 09/06/07                                   2,900           2,900
   Massachusetts State, Development
     Finance Agency, Jewish Geriatric
     Services Project, RB (A) (B)
       4.020%, 09/05/07                                   3,000           3,000
   Massachusetts State, Development
     Finance Agency, Marine Biological
     Lab Project, RB (A) (B)
       4.020%, 09/06/07                                   3,500           3,500
   Massachusetts State, Development
     Finance Agency, Marino Foundation
     Project, RB (A) (B)
       4.000%, 09/06/07                                   1,700           1,700
   Massachusetts State, Development
     Finance Agency, Scandinavian Living
     Center Project, RB (A) (B)
       3.950%, 09/06/07                                   2,800           2,800
   Massachusetts State, Development
     Finance Agency, Ser 1336, RB,
     AMBAC (A)
       4.040%, 09/06/07                                   1,850           1,850
   Massachusetts State, Development
     Finance Agency, Ser 563, ROC (A)
       4.020%, 09/06/07                                   4,360           4,360
   Massachusetts State, Development
     Finance Agency, Suffolk University
     Project, Ser A, RB (A)
       4.040%, 09/05/07                                   2,945           2,945
   Massachusetts State, Development
     Finance Agency, Walnut Hill School
     District, RB (A) (B)
       4.020%, 09/05/07                                   1,595           1,595


--------------------------------------------------------------------------------
32                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Wentworth Institute
     Project, RB, AMBAC (A)
       4.020%, 09/06/07                           $       1,000   $       1,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     CIL Realty Project, RB (A) (B)
       3.960%, 09/05/07                                   2,000           2,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Falmouth Assisted Living Project,
     Ser A, RB (A) (B)
       4.000%, 09/06/07                                   3,200           3,200
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Systems
     Project, Ser D-6, RB (A)
       3.950%, 09/01/07                                   1,500           1,500
   Massachusetts State, Health &
     Educational Facilities Authority,
     RB (A)
       4.050%, 09/06/07                                   3,000           3,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Ser 954, RB, AMBAC (A)
       4.040%, 09/06/07                                   3,000           3,000
   Massachusetts State, Health &
     Educational Facilities Authority,
     Sherrill House Project, Ser A-1,
     RB (A) (B)
       3.990%, 09/06/07                                   2,800           2,800
   Massachusetts State, Housing Finance
     Agency, Ser 2004-1055, RB (A)
       4.040%, 09/06/07                                   1,795           1,795
   Massachusetts State, Industrial
     Finance Agency, Governor Dummer
     Academy Project, RB (A) (B)
       4.020%, 09/06/07                                     250             250
   Massachusetts State, Industrial
     Finance Agency, TNG Marina Bay
     LLC Project, AMT, RB
     Pre-Refunded @ 103 (C)
       7.500%, 12/01/07                                   3,000           3,116
   Massachusetts State, Municipal
     Securities Trust, Ser 5028, RB,
     FSA (A)
       3.990%, 09/06/07                                   2,770           2,770
   Massachusetts State, Ser 1290,
     GO, FSA (A)
       4.050%, 09/06/07                                   2,500           2,500
   Massachusetts State, Ser 449,
     GO, AMBAC (A)
       4.020%, 09/06/07                                   1,370           1,370

--------------------------------------------------------------------------------
                                                    Face Amount           Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Turnpike
     Authority, Ser 334, RB, MBIA (A)
       4.040%, 09/06/07                           $       2,000   $       2,000
   Massachusetts State, Water Pollution
     Authority, Ser 867T, RB (A)
       4.020%, 09/06/07                                   1,590           1,590
   Massachusetts State, Water Resolution
     Authority, Ser 2007-D14, RB,
     FSA (A)
       4.020%, 09/05/07                                   1,800           1,800
   Nantucket, Regional Transportation
     Authority, RAN
       4.250%, 06/27/08                                   1,450           1,455
   Southeastern, Regional Transportation
     Authority, RAN
       3.850%, 09/07/07                                   1,000           1,000
   University of Massachusetts, Building
     Authority, Ser 1, RB, AMBAC (A)
       3.920%, 09/05/07                                   1,650           1,650
   Worcester, Ser A, BAN
       4.000%, 11/08/07                                   2,500           2,501
                                                                  --------------
   Total Municipal Bonds
     (Cost $101,533) ($ Thousands)                                      101,533
                                                                  --------------
   Total Investments -- 101.0%
     (Cost $101,533) ($ Thousands)                                $     101,533
                                                                  ==============

Percentages are based on Net Assets of $100,523 ($ Thousands).
(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.
AMBAC -- American Municipal Bond Assurance Company
AMT -- Income from security is subject to Alternative Minimum Tax. Alternative Minimum Tax is a calculation that adds certain tax preference items back into adjusted gross income.
BAN -- Bond Anticipation Note
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
ROC -- Renewable Obligation Certificate
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        33

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund

August 31, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

17.1%   General Obligations
15.4%   General Revenue
14.9%   Education
10.1%   Healthcare
 7.4%   Airport
 7.0%   Transportation
 6.6%   Power
 6.1%   Utilities
 5.1%   Industrial Development
 3.2%   Housing
 3.1%   Public Facilities
 2.3%   Pollution Control
 1.3%   Water
 0.2%   Equipment
 0.2%   Board Bank Revenue
 0.0%   Short Term Investment

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.8%

ALABAMA -- 0.5%
   Jefferson County, Public Building
     Authority, RB, AMBAC
       5.000%, 04/01/14                           $       2,000   $       2,130
   Montgomery, BMC Special Care
     Facilities, Baptist Health Project,
     Ser A-2, RB, MBIA (D)(G)
       3.750%, 11/15/13                                   3,000           3,131
                                                                  --------------
                                                                          5,261
                                                                  --------------
ALASKA -- 1.1%
   Alaska State, Energy & Power
     Authority, Bradley Lake Project,
     Ser 4, RB, FSA
       6.000%, 07/01/14                                   2,920           3,247
   Alaska State, Housing Finance
     Authority, Ser A-1, RB
     Callable 06/01/09 @ 100
       6.000%, 06/01/15                                   1,940           1,999
   Alaska State, Housing Finance
     Authority, Ser B,RB, MBIA
     Callable 06/01/15 @ 100
       5.000%, 12/01/20                                   5,000           5,192
   Alaska State, International Airports,
     Ser A, AMT, RB, MBIA
       5.000%, 10/01/12                                   2,000           2,087
                                                                  --------------
                                                                         12,525
                                                                  --------------
ARIZONA -- 2.6%
   Arizona State, Agricultural
     Improvement & Power Authority, Salt
     River Project, Ser B, RB
     Callable 01/01/13 @ 100
       5.000%, 01/01/25                                   4,000           4,094

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Arizona State, Health Facilities
     Authority, Banner Health Project,
     Ser A, RB
     Callable 01/01/17 @ 100
       5.000%, 01/01/18                           $       4,500   $       4,611
   Arizona State, Transportation Board,
     Sub-Ser A, RB
       5.250%, 07/01/13                                   2,000           2,153
   Mesa, Utility Systems Authority,
     RB, FGIC
       6.500%, 07/01/11                                   3,865           4,250
   Mesa, Utility Systems Authority,
     RB, FGIC (D)
       7.125%, 07/01/11                                   7,000           7,855
   Pima County, Industrial Development
     Authority, Capital Appreciation,
     Ser B, AMT, RB
     Callable 03/01/14 @ 101 (E)
       4.550%, 09/01/25                                   1,610           1,622
   Pima County, Unified School District
     No. 1, GO, FSA
     Callable 07/01/12 @ 100
       4.750%, 07/01/14                                   3,000           3,111
   Pinal County, COP
     Callable 12/01/14 @ 100
       5.000%, 12/01/29                                   2,000           2,003
                                                                  --------------
                                                                         29,699
                                                                  --------------
ARKANSAS -- 0.6%
   Arkansas State, Development Finance
     Authority, Mortgage Backed
     Securities Program, Ser A, RB
     Callable 01/01/11 @ 100 (E)
       4.700%, 07/01/16                                     850             858
   Arkansas State, Development Finance
     Authority, Mortgage Backed
     Securities Program, Ser D, AMT, RB
     Callable 07/01/12 @ 100 (E)
       3.000%, 01/01/24                                     675             672
   Arkansas State, University of Central
     Arkansas, Auxiliary Project,
     Ser C, RB, AMBAC
       6.125%, 04/01/26                                   1,535           1,785
   Arkansas State, University of Central
     Arkansas, Student Fee Project,
     Ser B, RB, AMBAC
       6.125%, 04/01/26                                   1,535           1,785
   Arkansas State, University of Central
     Arkansas, Student Housing Project,
     Ser A, RB, AMBAC
       6.000%, 04/01/21                                   1,990           2,269
                                                                  --------------
                                                                          7,369
                                                                  --------------


--------------------------------------------------------------------------------
34                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
CALIFORNIA -- 9.1%
   Bay Area, Infrastructure Financing
     Authority, State Payment
     Acceleration Project, RB, FGIC
     Callable 08/01/14 @ 100
       5.000%, 08/01/17                           $       2,900   $       3,081
   California State, Economic Recovery
     Authority, Ser A, GO, MBIA
       5.250%, 07/01/13                                   2,000           2,157
   California State, GO
       5.250%, 02/01/11                                   2,000           2,097
       5.000%, 02/01/12                                   6,000           6,294
       5.000%, 10/01/12                                  12,425          13,118
       5.000%, 08/01/14                                   1,525           1,623
   California State, GO
     Callable 12/01/07 @ 101
       5.250%, 06/01/12                                     690             696
   California State, GO Partially
     Pre-Refunded @ 100 (C)
       6.250%, 10/01/19                                     480             481
   California State, GO, AMBAC
       5.000%, 02/01/14                                   1,000           1,066
   California State, Pollution Control
     Financing Authority, Pacific Gas
     Project, AMT, RB, FGIC
     Callable 06/01/17 @ 100
       4.750%, 12/01/23                                   4,000           3,915
   California State, Public Works Board,
     Community Colleges Project,
     Ser A, RB
       5.500%, 12/01/10                                   2,475           2,610
   California State, Ser 1, GO
       5.000%, 09/01/15                                   3,625           3,866
   California State, Various Purposes, GO
       5.000%, 06/01/13                                   2,000           2,118
       5.000%, 03/01/14                                   2,150           2,281
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB
       6.000%, 12/01/10                                   2,955           3,168
   California State, Water Department
     Authority, Central Valley Project,
     Ser Q, RB (D)
       6.000%, 12/01/10                                   2,195           2,350
   California Statewide, Communities
     Development Authority, Equity
     Residential Project, Ser C, RB (A)
       5.200%, 12/15/07                                   2,750           2,804
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser B, RB (A)
       3.900%, 08/01/31                                   2,450           2,370

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   California Statewide, Communities
     Development Authority, Kaiser
     Permanente Project, Ser E, RB (A)
       3.875%, 04/01/32                           $       3,500   $       3,481
   California Statewide, Communities
     Development Authority, Pollution
     Control, Southern California Education
     Project, Ser A, RB, XLCA (A)
       4.100%, 04/01/28                                   1,890           1,910
   Golden State, Tobacco Securitization
     Project, Asset-Backed, Ser A-1, RB
     Callable 06/01/17 @ 100
       4.500%, 06/01/27                                  13,940          13,137
   Golden State, Tobacco Securitization
     Project, Asset-Backed, Ser A-2, RB
     Callable 06/01/22 @ 100 (F)
       1.850%, 06/01/37                                   2,250           1,460
   Golden State, Tobacco Securitization
     Project, Capital Appreciation Project,
     Ser A, RB, AMBAC
     Callable 06/01/18 @ 100 (F)
       4.600%, 06/01/23                                   3,500           2,956
   Golden State, Tobacco Securitization
     Project, Enhanced Project, RB, FGIC
     Pre-Refunded @ 100 (C)
       5.500%, 06/01/43                                   3,000           3,256
   Golden State, Tobacco Securitization
     Project, Enhanced Project, Ser A, RB
     Callable 06/01/10 @ 100
       5.000%, 06/01/20                                   1,000           1,021
   Golden State, Tobacco Securitization
     Project, Ser 2003-A-1, RB
     Callable 06/01/08 @ 100
       5.000%, 06/01/21                                     950             960
   Kings River, Conservation District,
     Peaking Project, COP
       5.000%, 05/01/12                                   2,300           2,379
   Lammersville, School District #2002,
     Mountain House Project,
     Special Tax Obligation
     Callable 09/01/16 @ 100
       5.125%, 09/01/35                                   1,000             920
   Long Beach, Unified School District,
     Ser D, GO, FSA
     Callable 08/01/10 @ 101
       5.000%, 08/01/31                                   2,250           2,283
   Los Angeles, Unified School District,
     Ser A-2, GO, FGIC
     Callable 07/01/17 @ 100
       4.250%, 01/01/28                                     645             589
   Northern California, Tobacco
     Securitization Authority, Asset-
     Backed, Ser A-1, RB,
     Callable 06/01/15 @ 100
       4.750%, 06/01/23                                     950             903


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        35

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Roseville Westpark Community
     Facilities District #1,
     Special Tax Obligation
     Callable 09/01/07 @ 103
       5.200%, 09/01/26                           $       1,000   $         972
   San Diego County, Regional Airport
     Authority, AMT, RB, AMBAC
       5.000%, 07/01/11                                   2,135           2,214
   Southern California, Metropolitan
     Water District, Ser B, RB
       5.000%, 07/01/14                                   3,800           4,074
   Torrance, Redevelopment Agency,
     Senior Lien, Ser C, TA, MBIA
       5.000%, 09/01/08                                     425             431
   University of California,
     Ser A, RB, AMBAC
       5.000%, 05/15/13                                   5,500           5,867
                                                                  --------------
                                                                        104,908
                                                                  --------------
COLORADO -- 1.2%
   Colorado State, Department of
     Corrections, Penitentiary II Project,
     Ser B, COP, AMBAC
       5.000%, 03/01/15                                   2,500           2,669
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Ser C-3, RB
     Callable 11/01/07 @ 105
       6.750%, 05/01/17                                      45              46
   Colorado State, Housing Finance
     Authority, Single-Family Housing
     Project, Sub-Ser C, RB
     Callable 08/01/11 @ 102
       4.875%, 08/01/13                                     240             242
   Colorado State, Public Highway
     Authority, E-470 Project,
     Ser A, RB, MBIA
       5.000%, 09/01/15                                   4,725           5,055
   Colorado State, Regional Transition
     District Authority, Transit Vehicles
     Project, Ser A, COP, AMBAC
       5.000%, 12/01/15                                   5,000           5,362
                                                                  --------------
                                                                         13,374
                                                                  --------------
CONNECTICUT -- 0.7%
   Connecticut State, Health &
     Educational Facilities Authority, Yale
     University Project, Ser X-3, RB (A)
       3.920%, 09/01/07                                   6,700           6,700
   Connecticut State, Special Tax
     Obligation, Ser B, RB
       6.125%, 09/01/12                                   1,100           1,185
                                                                  --------------
                                                                          7,885
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
DELAWARE -- 0.0%
   University of Delaware, Ser B, RB (A)
       4.000%, 09/01/07                           $         150   $         150
                                                                  --------------
DISTRICT OF COLUMBIA -- 1.0%
   District of Columbia, Convention Center
     Project, Senior Lien, RB, AMBAC
     Callable 10/01/08 @ 101
       5.250%, 10/01/12                                   3,000           3,080
   District of Columbia, Metropolitan
     Washington Airport,
     Ser A, AMT, RB, MBIA
       5.000%, 10/01/12                                   2,645           2,770
   District of Columbia,
     Ser A-1, GO, MBIA
       6.500%, 06/01/09                                   1,085           1,136
   District of Columbia, Ser B, GO, MBIA
       6.000%, 06/01/11                                   4,420           4,765
                                                                  --------------
                                                                         11,751
                                                                  --------------
FLORIDA -- 6.9%
   Broward County, Airport System
     Authority, Ser L, RB, AMBAC
     Callable 10/01/14 @ 100
       5.000%, 10/01/16                                   3,500           3,683
   Broward County, School Board,
     Ser B, COP, FSA
       5.250%, 07/01/16                                   5,000           5,395
   East Homestead, Community
     Development District, Ser B, SPA
       5.000%, 05/01/11                                   2,215           2,180
   Escambia County, Health Facilities
     Authority, Ascension Health Credit
     Project, Ser A, RB
       5.250%, 11/15/13                                   1,500           1,582
   Florida State, Board of Education,
     Capital Outlay-2006 Project,
     Ser A, GO
       5.000%, 06/01/16                                   5,000           5,339
   Florida State, Citizens Property
     Insurance, Secured-High Risk
     Account Project, Ser A, RB, MBIA
       5.000%, 03/01/14                                   2,500           2,642
   Florida State, Division of Finance
     Board, Environmental Protection
     Project, RB, FSA
       6.000%, 07/01/13                                   3,490           3,880
   Florida State, Florida Hurricane
     Catastrophe Fund, Ser A, RB
       5.250%, 07/01/12                                   2,500           2,653


--------------------------------------------------------------------------------
36                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Florida State, Housing Finance
     Authority, Homeowner Mortgage
     Project, Ser 1, RB, FSA
     Callable 07/01/10 @ 100
       5.750%, 01/01/17                           $          90   $          90
   Hillsborough County, Aviation Authority,
     Tampa International Airport Project,
     Ser A, RB, FSA
       5.500%, 10/01/09                                   4,820           4,987
   Hillsborough County, Capacity
     Assessment Project, Special
     Assessment, FGIC
       5.000%, 03/01/16                                   3,375           3,561
   Hillsborough County, School Board,
     COP, MBIA
       5.000%, 07/01/16                                   1,290           1,368
   Jacksonville, Aviation Authority, AMT,
     RB, AMBAC
       5.000%, 10/01/15                                   2,910           3,056
   Jacksonville, Economic Development
     Commission, Mayo Clinic
     Project, RB
     Callable 05/15/16 @ 100
       5.000%, 11/15/36                                   3,000           3,008
   Lee County, Solid Waste Systems
     Authority, AMT, RB, MBIA
       5.250%, 10/01/09                                   2,500           2,565
   Maimi-Dade County, Educational
     Facilities Authority, University of
     Miami Project, Ser A, RB, AMBAC
     Pre-Refunded @ 100
       5.000%, 04/01/14                                   4,500           4,790
   Miami-Dade County, Educational
     Facilities Authority, University of
     Miami Project, Ser B, RB, AMBAC
       5.000%, 04/01/17                                   2,000           2,128
   Miami-Dade County, Jackson Health
     Systems Project, Ser B, RB, MBIA
       5.000%, 06/01/14                                   4,370           4,623
   Miami-Dade County, Miami
     International Airport, Ser B,
     AMT, RB, FSA
     Callable 10/01/07 @ 102
       5.000%, 10/01/11                                   3,300           3,352
   Miami-Dade County, Ser CC,
     GO, AMBAC
       7.125%, 10/01/08                                   1,470           1,522
   Orlando, Aviation Authority, Airport
     Facilities, Ser A, AMT, RB, FSA
       5.000%, 10/01/15                                   3,500           3,675
   Orlando, Utilities Commission, RB
       5.000%, 10/01/13                                   2,500           2,656

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Palm Beach County, Solid Waste
     Authority, RB, AMBAC
       5.000%, 10/01/11                           $       3,000   $       3,131
   Palm Beach County, Solid Waste
     Authority, Ser A, RB, AMBAC
       6.000%, 10/01/08                                   3,300           3,377
   South Maimi, Hospital Authority,
     Baptist Health of South Florida
     Group, RB
     Pre-Refunded @ 100 (C)
       5.250%, 02/01/13                                   4,000           4,265
                                                                  --------------
                                                                         79,508
                                                                  --------------
GEORGIA -- 3.7%
   Atlanta, Apartment Revenue,
     Ser D, AMT, RB, FGIC
       5.250%, 01/01/12                                   2,500           2,628
   Gainesville, Redevelopment Authority,
     Riverside Military Academy
     Project, RB
     Callable 03/01/17 @ 100
       5.125%, 03/01/37                                   2,000           1,810
   Georgia State, Housing & Finance
     Authority, Single Family Mortgage,
     Sub-Ser B-4, AMT, RB
     Callable 11/01/09 @ 100
       5.250%, 06/01/20                                   3,265           3,291
   Georgia State, Main Street Natural Gas
     Authority, Gas Project, Ser B, RB
       5.000%, 03/15/16                                   5,000           5,133
   Georgia State, Main Street Natural Gas,
     Ser A, RB
       5.000%, 03/15/14                                   3,560           3,674
   Georgia State, Main Street Natural Gas,
     Ser B, RB
       5.000%, 03/15/15                                   1,850           1,903
   Georgia State, Municipal Electric Power
     Authority, RB, AMBAC
       7.000%, 01/01/08                                   4,355           4,400
   Georgia State, Municipal Electric Power
     Authority, RB, AMBAC (D)
       7.000%, 01/01/08                                     145             146
   Georgia State, Municipal Electric Power
     Authority, Ser V, RB, MBIA
       6.500%, 01/01/12                                   3,235           3,442
   Georgia State, Ser D, GO
       6.700%, 08/01/10                                   3,600           3,901
   Georgia State, Ser E, GO
       5.000%, 08/01/12                                   4,205           4,456
   Gwinnett County, School District, GO
       5.000%, 02/01/11                                   4,500           4,691


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        37

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Savannah, Hospital Authority, St.
     Joseph's Health Systems Project,
     Ser B, RB, FSA
     Callable 01/01/09 @ 101
       5.250%, 07/01/09                           $       2,625   $       2,691
                                                                  --------------
                                                                         42,166
                                                                  --------------
HAWAII -- 0.1%
   Honolulu City & County, Water
     Authority, Ser B, AMT, RB, MBIA
       5.000%, 07/01/15                                   1,000           1,053
                                                                  --------------
IDAHO -- 0.3%
   Idaho State, Health Facilities Authority,
     St Luke's Regional Medical Center
     Project, RB, FSA (A)
       3.920%, 09/01/07                                   1,000           1,000
   Idaho State, Housing & Finance
     Association, Ser C, Cl I-III, AMT, RB
     Callable 01/01/15 @ 100
       5.100%, 01/01/27                                   2,325           2,280
   Idaho State, Housing & Finance
     Association, Single-Family
     Mortgage Project, Ser C, AMT, RB
     Callable 01/01/11 @ 100
       5.600%, 01/01/21                                     240             244
                                                                  --------------
                                                                          3,524
                                                                  --------------
ILLINOIS -- 3.4%
   Chicago, O'Hare International Airport,
     AMT, RB, AMBAC
     Callable 01/01/10 @ 101
       5.500%, 01/01/12                                   7,500           7,829
   Chicago, Public Building Commerce
     Building, Chicago Transit Authority,
     RB, AMBAC (D)
       5.000%, 03/01/13                                   2,000           2,120
   Chicago, Ser A, GO, MBIA
       5.000%, 01/01/34                                   1,240           1,251
   Chicago, Ser A-2, GO, AMBAC
     Callable 01/01/13 @ 100
       6.125%, 01/01/12                                   5,000           5,467
   Chicago, Tax Increment Allocation,
     Ser A, TA, AMBAC (F)
       4.150%, 12/01/07                                   6,970           6,907
   Cook County, GO, MBIA (D)
       7.250%, 11/01/07                                     710             714
   Illinois State, Development Financing
     Authority, Student Housing Project,
     Ser A, RB
       5.000%, 06/01/11                                   1,040           1,050

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Illinois State, Finance Authority,
     Educational Advancement Fund
     Project, Ser B, RB
     Callable 11/01/16 @ 100
       5.000%, 05/01/30                           $       2,695   $       2,463
   Illinois State, Health Facilities Authority,
     Condell Medical Center Project, RB
       6.000%, 05/15/10                                     675             683
   Illinois State, Housing Development
     Authority, Multi-Family Housing
     Project, Ser G, RB
     Callable 07/01/16 @ 100
       4.850%, 01/01/37                                     800             752
   Illinois State, Ser B, GO
       5.000%, 01/01/13                                   5,000           5,274
   Southern Illinois, University Housing &
     Auxiliary Facilities Systems Project,
     Ser A, RB, AMBAC
       5.250%, 04/01/20                                   2,000           2,173
   University of Illinois, Auxiliary Facilities
     System, Ser A, RB, AMBAC
       5.500%, 04/01/14                                   2,000           2,185
                                                                  --------------
                                                                         38,868
                                                                  --------------
INDIANA -- 1.5%
   Indiana State, Finance Authority, State
     Revolving Fund Program, Ser A, RB
       5.000%, 02/01/16                                   3,000           3,201
   Indiana State, Health Facilities
     Financing Authority, Ascension
     Health Sub Credit Project, Ser A, RB
       5.000%, 04/01/11                                   4,900           5,047
   Indiana State, Office Building
     Commission, State Office Building II
     Facilities Project, Ser D, RB
       6.900%, 07/01/11                                   4,010           4,198
   Indianapolis, Local Public Improvement
     Bond Bank, Indianapolis Airport
     Authority, Ser F, AMT, RB, AMBAC
       5.000%, 01/01/15                                   2,000           2,092
   Indianapolis, Thermal Energy Systems
     Project, Ser A, RB, MBIA
     Callable 10/01/11 @ 101
       5.500%, 10/01/12                                   2,860           3,070
                                                                  --------------
                                                                         17,608
                                                                  --------------
IOWA -- 0.5%
   Tobacco Settlement Authority, Ser B,
     Pre-Refunded @ 101 (C)
       5.600%, 06/01/35                                   5,000           5,359
                                                                  --------------


--------------------------------------------------------------------------------
38                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
KANSAS -- 0.3%
   Kansas State, Department of
     Transportation Highway Authority,
     Ser B-2, RB (A)
       3.900%, 09/01/07                           $         200   $         200
   Sedwick & Shawnee Counties,
     Mortgage-Backed Securities
     Program, Ser B-3, AMT, RB
     Callable 12/01/16 @ 104 (E)
       5.250%, 12/01/38                                   1,970           1,924
   Wyandotte County, Legends Village
     West Project, RB
     Callable 10/01/16 @ 100
       4.875%, 10/01/28                                   1,490           1,360
                                                                  --------------
                                                                          3,484
                                                                  --------------
LOUISIANA -- 0.8%
   De Soto Parish, Pollution Control
     Authority, International Paper
     Projects, Ser A, RB
       5.000%, 10/01/12                                   3,600           3,683
   Louisiana State, Gas & Fuels Tax,
     Ser A, RB, FGIC
     Callable 05/01/16 @ 100
       5.000%, 05/01/41                                   3,000           3,027
   Louisiana State, Public Facilities
     Authority, Archdiocese of New
     Orleans Project, RB, CIFG
     Callable 07/01/17 @ 100
       5.000%, 07/01/20                                     880             910
   Louisiana State, Public Facilities
     Authority, Nineteenth Judicail District
     Court Project, RB, FGIC
     Callable 06/01/17 @ 100
       5.375%, 06/01/32                                   2,000           2,085
                                                                  --------------
                                                                          9,705
                                                                  --------------
MARYLAND -- 2.6%
   Maryland State, Department of
     Transportation, Port Administration
     Facilities Project, AMT, COP, AMBAC
       5.250%, 06/15/14                                   1,335           1,424
   Maryland State, Economic
     Development Authority, Towson
     University Project, Ser A, RB
     Callable 07/01/09 @ 100
       5.000%, 07/01/39                                     635             574
   Maryland State, Economic
     Development Authority, Towson
     University Project, Ser A, RB
     Callable 07/01/17 @ 100
       5.250%, 07/01/37                                   2,000           1,899

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Maryland State, Health,& Higher
     Education, Archdioscese of
     Baltimore Schools Project,
     RB (A) (B)
       3.980%, 09/07/07                           $       6,400   $       6,400
   Maryland State, Maryland Health &
     Higher Educational Facilities
     Authority, Carroll Hospital
     Center Project, RB
     Callable 07/01/16 @ 100
       5.000%, 07/01/40                                   1,000             923
   Maryland State, State & Local Facilities
     Authority, Ser 2, GO
       5.000%, 08/01/14                                   4,000           4,289
   Maryland State, State & Local Facilities,
     2nd Ser, GO
       5.000%, 08/01/16                                   3,925           4,235
   Maryland State, State & Local
     Facilities, Capital Improvements
     Project, Ser A, GO
       5.500%, 03/01/14                                   2,195           2,409
       5.500%, 08/01/14                                   4,000           4,409
   Maryland State, Transportation
     Authority, Grant Project, RB
       5.000%, 03/01/16                                   2,600           2,788
                                                                  --------------
                                                                         29,350
                                                                  --------------
MASSACHUSETTS -- 5.0%
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
       5.500%, 03/01/12                                   3,300           3,442
   Massachusetts Bay, Transportation
     Authority, Ser A, RB
       5.000%, 07/01/19                                   5,000           5,321
   Massachusetts State, Construction
     Loan, Ser A, RB
       5.250%, 08/01/13                                   3,235           3,474
   Massachusetts State, Construction
     Loan, Ser C, RB, AMBAC (D)
       5.000%, 08/01/10                                     190             197
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
       6.000%, 08/01/11                                   1,000           1,055
   Massachusetts State, Development
     Finance Agency, Boston University
     Project, Ser R-2, RB, XLCA (A)
       3.900%, 09/01/07                                     100             100


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        39

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Berklee College of Music Project,
     Ser E, RB, MBIA
     Callable 10/01/07 @ 102
       5.100%, 10/01/27                           $       2,000   $       2,022
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lahey Clinic Medical Center Project,
     Ser C, RB, FGIC
       5.000%, 08/15/14                                   2,395           2,540
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lowell General Hospital Project,
     Ser B, RB, FSA
     Callable 10/12/07 @ 102
       5.250%, 06/01/11                                   1,585           1,618
   Massachusetts State, Municipal
     Wholesale Electric Project No. 6-A,
     RB, MBIA
       5.500%, 07/01/09                                   4,000           4,124
   Massachusetts State, School Building
     Authority, Ser A, RB, FSA
     Callable 8/15/15 @ 100
       5.000%, 08/15/30                                   5,000           5,088
   Massachusetts State, Ser A, GO
       5.250%, 08/01/15                                   5,000           5,427
   Massachusetts State, Ser B, GO, FSA
       5.250%, 09/01/21                                   2,500           2,723
   Massachusetts State, Ser C, GO, FSA
       5.500%, 12/01/17                                   3,000           3,351
   Massachusetts State, Special
     Obligation, Federal Highway Project,
     Ser A, GAN, FSA
       5.000%, 12/15/14                                  10,000          10,632
   Massachusetts State, Special
     Obligation, Ser A, GAN, FSA
       5.000%, 12/15/13                                   4,000           4,238
   Massachusetts State, Water Resources
     Authority, Ser A, RB, FGIC (D)
       6.125%, 08/01/11                                   1,500           1,633
                                                                  --------------
                                                                         56,985
                                                                  --------------
MICHIGAN -- 2.5%
   Chippewa Valley, School District,
     GO, FSA
     Callable 11/01/16 @ 100
       4.500%, 05/01/22                                   1,735           1,717
   Greater Detroit, Resource Recovery
     Authority, Ser B, RB, AMBAC
       6.250%, 12/13/07                                   1,000           1,007
   Kent, Hospital Finance Authority,
     Spectrum Health Project, Ser B, RB
       5.000%, 07/15/11                                   4,250           4,379

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Michigan State, Environmental
     Protection Program, GO
       6.250%, 11/01/12                           $       3,000   $       3,231
   Michigan State, Hospital Finance
     Authority, Henry Ford Health
     Systems Project, Ser A, RB
     Callable 11/15/16 @ 100
       5.250%, 11/15/46                                   4,500           4,433
   Wayne Charter County, Detroit Metro
     Project, Ser A, AMT, RB, MBIA
     Callable 12/01/08 @ 101
       5.250%, 12/01/11                                   9,645           9,888
   Wayne County, Airport Authority,
     Detroit Metropolitan Airport
     Project, AMT, RB, FGIC
       5.000%, 12/01/15                                   3,560           3,741
                                                                  --------------
                                                                         28,396
                                                                  --------------
MINNESOTA -- 0.8%
   Maple Grove, Health Care Authority,
     Hospital Corporation Project, RB
     Callable 05/01/17 @ 100
       5.250%, 05/01/37                                   1,065           1,054
   Maple Grove, Health Facilities
     Authority, North Memorial Health
     Care Project, RB
     Callable 09/01/15 @ 100
       5.000%, 09/01/29                                   2,000           1,943
   Minneapolis & St Paul, Ser B,
     RB, FGIC
     Callable 01/01/17 @ 100
       5.000%, 01/01/18                                   4,000           4,185
   Minnesota State, GO
       5.000%, 06/01/14                                   1,400           1,497
   St. Paul, Housing & Redevelopment
     Authority, Healthpartners Group
     Project, RB
     Callable 11/15/16 @ 100
       4.625%, 05/15/26                                   1,000             904
                                                                  --------------
                                                                          9,583
                                                                  --------------
MISSISSIPPI -- 0.0%
   Mississippi State, Single-Family
     Housing Authority, Ser D, Cl 6,
     RB (A) (E)
       6.650%, 07/01/12                                     315             318
                                                                  --------------
MISSOURI -- 1.1%
   Gravois Bluffs, Transportation
     Development Authority, RB
     Callable 05/01/15 @ 100
       4.750%, 05/01/32                                   1,500           1,402


--------------------------------------------------------------------------------
40                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Missouri State, Development Finance
     Board, Crackerneck Creek Project,
     Ser C, RB
     Callable 03/01/16 @ 100
       5.000%, 03/01/28                           $       2,000   $       1,990
   Missouri State, Development Finance
     Board, Crackerneck Creek Project,
     Ser C, TA
     Callable 03/01/14 @ 100
       5.000%, 03/01/26                                   1,000           1,001
   Missouri State, Joint Municipal Electric
     Utility Commission, Iatan 2 Project,
     Ser A, RB, AMBAC
       5.000%, 01/01/15                                   4,120           4,398
   St. Louis, Lambert International Airport,
     Ser A, RB, FSA
       5.000%, 07/01/14                                   4,000           4,244
                                                                  --------------
                                                                         13,035
                                                                  --------------
NEBRASKA -- 0.3%
   Central Plains, Energy Project,
     Ser A, RB
       5.250%, 12/01/21                                   3,750           3,848
                                                                  --------------
NEVADA -- 0.3%
   Clark County, Airport Authority,
     Sub Lien, Ser A-1, AMT,
     RB, AMBAC
     Callable 07/01/17 @ 100
       5.000%, 07/01/19                                   1,000           1,034
   Henderson, Local Improvement
     Districts, SPA
     Callable 09/01/07 @ 103
       5.300%, 09/01/35                                   3,000           2,637
                                                                  --------------
                                                                          3,671
                                                                  --------------
NEW HAMPSHIRE -- 0.1%
   New Hampshire, Health & Education
     Facilities Authority, Catholic Medical
     Center, RB
     Callable 07/01/16 @ 100
       5.000%, 07/01/36                                   1,800           1,627
                                                                  --------------
NEW JERSEY -- 4.4%
   Gloucester County, Solid Waste
     Improvement Authority, Waste
     Management Project, Ser A, RB (A)
       6.850%, 12/01/29                                   2,000           2,092
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser I, RB
       5.500%, 09/01/15                                   3,110           3,409

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser O, RB
       5.000%, 03/01/13                           $       4,000   $       4,218
   New Jersey State, Educational Facilities
     Authority, Higher Education Capital
     Improvements Project, Ser B, RB
       5.750%, 09/01/10                                   4,220           4,453
   New Jersey State, Equipment Lease
     Purchase, Ser A, COP
       5.000%, 06/15/14                                   2,500           2,649
   New Jersey State, Health Care Facilities
     Financing Authority, Trinitas Hospital
     Obligation Group Project, Ser A, RB
     Callable 07/01/17 @ 100
       5.250%, 07/01/30                                     950             906
   New Jersey State, Ser K, GO
       5.125%, 07/15/18                                   6,500           6,990
   New Jersey State, Tobacco Settlement
     Financing Authority, RB
     Pre-Refunded @ 100 (C)
       6.750%, 06/01/39                                   2,645           3,039
   New Jersey State, Transportation Trust
     Fund Authority, RB, AMBAC
       5.250%, 12/15/22                                   5,000           5,463
   New Jersey State, Transportation Trust
     Fund Authority, Transportation
     Systems Project, Ser A, RB
       5.250%, 12/15/20                                   7,250           7,811
   New Jersey State, Transportation Trust
     Fund Authority, Transportation
     Systems Project, Ser A, RB, AMBAC
       5.500%, 12/15/15                                   2,750           3,048
   New Jersey, Health Care Facilities,
     Computer Programming Project,
     Sub-Ser A-3, RB (A) (B)
       3.910%, 09/06/07                                     300             300
   Tobacco Settlement, Financing
     Authority, RB (D)
       5.500%, 06/01/11                                   2,000           2,123
   Tobacco Settlement, Financing
     Authority, Ser 1A, RB
     Callable 06/01/17 @ 100
       4.500%, 06/01/23                                   4,650           4,409
                                                                  --------------
                                                                         50,910
                                                                  --------------
NEW MEXICO -- 0.6%
   Jicarilla, Apache Nation Reservation
     Project, Ser A, RB
       5.000%, 09/01/11                                   1,000           1,030
       5.000%, 09/01/13                                   3,200           3,315


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        41

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Mexico State, Mortgage Finance
     Authority, Single-Family Mortgage
     Program, Ser D-2, AMT, RB
     Callable 07/01/08 @ 102 (E)
       6.000%, 01/01/29                           $       2,090   $       2,121
                                                                  --------------
                                                                          6,466
                                                                  --------------
NEW YORK -- 8.9%
   Dutchess County, Industrial
     Development Authority, IBM Project,
     AMT, RB (A)
       5.450%, 12/01/07                                   5,500           5,658
   Long Island, Power Authority, New York
     Electric Systems Project,
     Ser A, RB, AMBAC
       6.000%, 12/01/07                                   6,000           6,031
   Long Island, Power Authority,
     Ser E, RB, FGIC
     Callable 12/01/16 @ 100
       5.000%, 12/01/17                                   2,000           2,136
   Metropolitan New York, Transportation
     Authority, Ser C, RB
       5.000%, 11/15/12                                   2,930           3,091
   New York City, Industrial Development
     Agency, Terminal One Group
     Association Project, AMT, RB
       5.500%, 01/01/14                                   2,000           2,143
   New York City, Municipal Water
     Finance Authority, Second General
     Resolution Project, Ser DD, RB
     Callable 06/15/12 @ 100
       5.000%, 06/15/39                                   3,000           3,024
   New York City, Ser A, GO
       5.000%, 08/01/14                                   4,000           4,242
   New York City, Ser B, GO
       5.500%, 08/01/11                                   2,000           2,125
       5.250%, 08/01/11                                   2,000           2,107
   New York City, Ser D, GO
     Callable 11/01/14 @ 100
       5.000%, 11/01/34                                   3,000           3,027
   New York City, Ser G, GO
       5.000%, 08/01/13                                   2,500           2,642
   New York City, Ser H, GO, FGIC
     Callable 08/01/14 @ 100
       5.000%, 08/01/15                                   3,500           3,720
   New York City, Ser I, GO
       5.000%, 08/01/13                                   2,000           2,114
   New York City, Ser J, GO
     Callable 03/01/15 @ 100
       5.000%, 03/01/17                                   5,000           5,255
   New York City, Ser J, GO
     Callable 10/01/07 @ 101
       6.125%, 08/01/11                                       5               5

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Ser K, GO
     Callable 08/01/15 @ 100
       5.000%, 08/01/21                           $       5,000   $       5,168
   New York City, Sub-Ser B-3, GO (A) (B)
       3.940%, 09/01/07                                     200             200
   New York City, Sub-Ser F-1, GO
     Callable 09/01/15 @ 100
       5.000%, 09/01/17                                   4,000           4,215
   New York City, Transitional Finance
     Authority, Future Secured Tax
     Project, Ser C, RB (D)
       5.500%, 02/01/09                                     150             154
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB (G)
       5.500%, 11/01/07                                   3,250           3,458
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser C, RB
       5.500%, 02/01/09                                     940             964
   New York City, Transitional Finance
     Authority, Ser B, RB (A)
       3.990%, 09/01/07                                     470             470
   New York State, Dormitory Authority,
     Department of Health Project, RB
       5.250%, 07/01/10                                   3,040           3,160
   New York State, Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC
     Callable 02/01/08 @ 101
       4.400%, 08/01/13                                      25              25
   New York State, Dormitory Authority,
     Ser B, RB (A)
       5.250%, 11/15/23                                   7,500           7,940
   New York State, Dormitory Authority,
     Ser B, RB, XLCA (A)
       5.250%, 01/01/08                                   4,275           4,587
   New York State, Dormitory Authority,
     State University Educational
     Facilities, Ser A, RB, MBIA
       5.500%, 05/15/13                                   8,125           8,731
   New York State, Environmental
     Facilities Authority, New York City
     Water Project, RB
       5.750%, 06/15/12                                     190             207
   New York State, Mortgage Agency,
     Homeowner Mortgage Project,
     Ser 87, RB
     Callable 09/01/09 @ 100
       5.150%, 04/01/17                                   1,400           1,401
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB
     Callable 09/27/07 @ 100
       5.250%, 06/01/12                                      55              55


--------------------------------------------------------------------------------
42                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Urban Development,
     Capital Correctional Facilities
     Project, Ser A, RB, FSA
       6.500%, 01/01/10                           $       4,135   $       4,398
   New York State, Urban Development,
     Ser A, RB
       5.250%, 01/01/21                                   1,000           1,018
       5.000%, 01/01/17                                   1,175           1,218
   Port Authority of New York &
     New Jersey, Ser 131st, AMT, RB
     Callable 06/15/13 @ 101
       5.000%, 12/15/13                                   1,550           1,633
   Tsasc, Ser 1, RB
     Callable 06/01/16 @ 100
       4.750%, 06/01/22                                   3,765           3,697
   Tsasc, Ser 1, RB
     Pre-Refunded @ 100 (C)
       5.750%, 07/15/15                                   2,520           2,613
                                                                  --------------
                                                                        102,632
                                                                  --------------
NORTH CAROLINA -- 1.9%
   North Carolina State, Capital Facilities
     Finance Agency, Duke University
     Project, Ser A, RB
     Callable 10/01/16 @ 100
       5.000%, 10/01/44                                   3,170           3,202
   North Carolina State, Medical Care
     Commission, First Mortgage-
     Presbyterian Homes Project, RB
     Callable 10/01/16 @ 100
       5.500%, 10/01/31                                   2,360           2,311
   North Carolina State, Medical Care
     Commission, Novant Health Obligation
     Group Project, Ser A, RB
       5.000%, 11/01/13                                   3,500           3,656
   North Carolina State, Municipal Power
     Agency, Ser A, RB, MBIA
       5.750%, 01/01/09                                   6,850           7,031
   North Carolina State, Ser A, GO
       5.000%, 06/01/14                                   2,400           2,570
   Raleigh-Durham, Airport Authority,
     AMT, RB, FGIC
     Callable 05/01/17 @ 100
       5.000%, 05/01/18                                   2,000           2,079
   University of North Carolina, Chapel
     Hill Hospital Project, Ser A, RB (A)
       3.920%, 09/01/07                                     600             600
                                                                  --------------
                                                                         21,449
                                                                  --------------
NORTH DAKOTA -- 0.1%
   Williams County, Sales Tax, RB
     Callable 11/01/14 @ 100
       5.000%, 11/01/31                                   1,000             949
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
OHIO -- 0.8%
   Erie County, Hospital Facilities
     Authority, Firelands Regional
     Medical Center, Ser A, RB
       5.500%, 08/15/10                           $       1,000   $       1,023
   Lakewood, Hospital Improvements
     Authority, Lakewood Hospital
     Association Project, RB
       5.500%, 02/15/13                                   2,500           2,617
   Ohio State, Conservation Projects,
     Ser A, GO
       5.000%, 09/01/15                                   1,985           2,125
   Ohio State, GO
       6.100%, 08/01/12                                   2,000           2,210
   Ohio State, Higher Educational
     Facilities Authority, Case Weston
     Reserve University Project, RB
       6.250%, 10/01/18                                   1,000           1,170
                                                                  --------------
                                                                          9,145
                                                                  --------------
OKLAHOMA -- 0.3%
   Norman, Regional Hospital Authority,
     Refunding and Improvement Project,
     RB, Radian Insured
       5.250%, 09/01/15                                   1,725           1,784
   Tulsa, Industrial Development Authority,
     University of Tulsa Project, RB
     Callable 10/01/16 @ 100
       5.000%, 10/01/37                                   1,850           1,813
                                                                  --------------
                                                                          3,597
                                                                  --------------
PENNSYLVANIA -- 6.1%
   Allegheny County, Hospital
     Development Authority, Childrens
     Hospital of Pittsburgh Project,
     Ser A, RB (A) (B)
       3.970%, 09/06/07                                     100             100
   Allegheny County, Hospital
     Development Authority, Childrens
     Hospital of Pittsburgh Project,
     Ser B, RB (A) (B)
       3.970%, 09/06/07                                   1,200           1,200
   Allegheny County, Industrial
     Development Authority, UTD
     Jewish Federation Prjoect,
     Ser-B, RB (A) (B)
       3.970%, 09/06/07                                   2,335           2,335
   Cumberland County, Municipal
     Authority, Diakon Lutheran
     Ministries Project, RB
     Callable 01/01/17 @ 100
       5.000%, 01/01/36                                   1,715           1,596


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        43

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Delaware County, Eastern College
     Project, Ser A, RB (A) (B)
       3.970%, 09/06/07                           $       2,450   $       2,450
   Delaware Valley, Regional Finance
     Authority, RB
       5.750%, 07/01/17                                   3,000           3,356
       5.500%, 07/01/12                                   5,925           6,340
   Derry Township, Industrial &
     Commercial Authority, Arena
     Project, RB (A) (B)
       3.970%, 09/06/07                                   3,200           3,200
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, Ser A, RB
     Callable 03/15/15 @ 100
       4.750%, 03/15/20                                   2,500           2,400
   Kennett, Consolidated School District,
     GO, MBIA
       5.000%, 02/15/15                                   1,000           1,070
   Lancaster County, Higher Education
     Authority, Franklin & Marshall
     College Project, RB
     Callable 04/15/16 @ 100
       5.000%, 04/15/24                                   2,525           2,573
   Lancaster County, Hospital Authority,
     Health Systems Project, Ser B, RB
     Callable 03/15/17 @ 100
       5.000%, 03/15/21                                   2,510           2,554
   Montgomery County, Higher Education
     & Health Authority, Abington
     Memorial Hospital Project, Ser A, RB
     Callable 06/01/12 @ 101
       5.125%, 06/01/32                                   3,000           2,964
   Montgomery County, Higher Education
     & Health Authority, Abington
     Memorial Hospital Project,
     Ser A, RB, AMBAC
       5.000%, 06/01/08                                   1,000           1,009
   New Castle Area, Hospital Authority,
     Jameson Memorial Hospital,
     RB, MBIA
       5.500%, 07/01/08                                   1,605           1,628
   Pennsylvania State, Economic
     Development Financing Authority,
     Colver Project, Ser F, AMT,
     RB, AMBAC
       5.000%, 12/01/14                                   4,000           4,208
   Pennsylvania State, GO, FSA
       5.375%, 07/01/17                                   4,200           4,643
       5.375%, 07/01/18                                   2,500           2,765
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser A, RB, MBIA
       5.500%, 11/15/08                                   1,000           1,020

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher Education
     Facilities Authority, Waynesburg
     College, Ser J4, RB (A) (B)
       3.300%, 11/01/07                           $       3,600   $       3,575
   Pennsylvania State, Housing Finance
     Agency, Single-Family Mortgage
     Project, RB (E)
       5.300%, 10/01/07                                   1,000           1,000
   Pennsylvania State, Turnpike
     Commission, Ser C, RB, FSA
     Callable 09/17/07 @ 100 (A)
       3.940%, 09/06/07                                   4,100           4,100
   Pennsylvania State, Turnpike
     Commission, Ser Q, RB
     Callable 09/11/07 @ 100 (A)
       4.000%, 09/01/07                                     100             100
   Pennsylvania State, University
     Program, Ser A, RB (A)
       3.940%, 09/06/07                                   1,000           1,000
   Philadelphia, Airport Authority,
     Ser A, AMT, RB, FSA
       5.000%, 06/15/14                                   3,650           3,816
   Philadelphia, Airport Authority,
     Ser B, AMT, RB, FSA
       5.000%, 06/15/14                                   2,500           2,614
   Sayre, Healthcare Facilities, Guthrie
     Health Project, Ser A, RB
       6.000%, 12/01/11                                   3,420           3,632
   University Of Pittsburgh, University
     Capital Project, Ser B, RB (A)
       3.900%, 09/06/07                                   3,100           3,100
   Westmoreland County, Municipal
     Authority, Special Obligation (D)
       9.125%, 07/01/10                                      35              37
                                                                  --------------
                                                                         70,385
                                                                  --------------
PUERTO RICO -- 5.8%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser TT, RB
     Callable 07/01/17 @ 100
       5.000%, 07/01/18                                   2,500           2,606
   Puerto Rico Commonwealth,
     Government Development Bank
     Authority, Ser B, RB
       5.000%, 12/01/11                                   3,000           3,112
       5.000%, 12/01/13                                   1,000           1,046
   Puerto Rico Commonwealth,
     Government Development Bank
     Authority, Ser C, AMT, RB
       5.250%, 01/01/15                                   1,725           1,808


--------------------------------------------------------------------------------
44                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Highway
     & Transportation Authority,
     Ser M, RB
     Callable 07/01/17 @ 100
       5.000%, 07/01/21                           $       4,120   $       4,206
       5.000%, 07/01/22                                   3,220           3,277
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB (G)
       5.500%, 07/01/12                                   2,000           2,126
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB
     Callable 07/01/12 @ 100 (G)
       5.000%, 07/01/28                                   7,000           7,230
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project,
     Ser A, RB (A) (B)
       5.750%, 02/01/08                                  27,365          28,952
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser A, GO
     Callable 07/01/16 @ 100
       5.250%, 07/01/30                                   2,000           2,038
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C, GO (A)
       6.000%, 01/01/08                                   5,000           5,084
   Puerto Rico Commonwealth,
     Ser A, GO (A)
       5.000%, 07/01/10                                   1,500           1,549
   University of Puerto Rico, University
     Sytems Project, Ser Q, RB
     Callable 06/01/16 @ 100
       5.000%, 06/01/21                                   3,855           3,943
                                                                  --------------
                                                                         66,977
                                                                  --------------
RHODE ISLAND -- 0.6%
   Rhode Island State, Health &
     Educational Authority, Providence
     Public Schools Financing Project,
     RB, FSA
       5.000%, 05/15/15                                   2,215           2,373
   Rhode Island State, Housing &
     Mortgage Finance Authority,
     Homeownership Opportunity Project,
     Ser 25A, RB
     Callable 10/01/07 @ 102
       4.950%, 10/01/16                                     765             773

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Rhode Island State, Housing &
     Mortgage Finance Authority,
     Homeownership Opportunity Project,
     Ser 49-C, AMT, RB
       4.000%, 03/20/08                           $       4,000   $       4,002
                                                                  --------------
                                                                          7,148
                                                                  --------------
SOUTH CAROLINA -- 2.3%
   Charleston County, Educational
     Excellence Finance Authority,
     School District Project, RB
     Callable 12/01/14 @ 100
       5.000%, 12/01/16                                   3,000           3,141
   Greenville County, School District,
     Building Equity Sooner Project, RB
       5.500%, 12/01/17                                   4,000           4,408
   Orangeburg, Joint Governmental Action
     Authority, RB, MBIA
       5.000%, 10/01/13                                   2,800           2,974
   Piedmont, Municipal Power Agency,
     South Carolina Electric,
     Ser A, RB, FGIC
       6.500%, 01/01/16                                     800             935
   Piedmont, Municipal Power Agency,
     South Carolina Electric,
     Ser A, RB, FGIC (D)
       6.500%, 01/01/16                                   1,020           1,200
   Richland County, International Paper
     Projects, Ser A, RB (D)
       4.250%, 10/01/07                                   4,150           4,149
   South Carolina State, Hospital Facilities
     Authority, Medical University
     Project, RB
     Pre-Refunded @ 101 (C)
       5.625%, 07/01/11                                   2,885           3,007
   South Carolina State, Transportation
     Infrastructure Bank,
     Ser A, RB, AMBAC
     Callable 10/01/13 @ 100
       5.000%, 10/01/33                                   4,200           4,255
   South Carolina, Economic Development
     Authority, Bon Secours Health
     System Project, Ser A, RB
     Callable 11/15/12 @ 100
       5.625%, 11/15/30                                   2,400           2,451
                                                                  --------------
                                                                         26,520
                                                                  --------------
SOUTH DAKOTA -- 0.1%
   South Dakota State, Health &
     Educational Facilities Authority,
     McKennan Hospital Project,
     RB, MBIA
       6.000%, 07/01/08                                   1,025           1,043


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        45

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   South Dakota State, Health &
     Educational Facilities Authority,
     Prairie Healthcare Project, RB,
     ACA Insured
       5.200%, 04/01/08                           $         235   $         236
                                                                  --------------
                                                                          1,279
                                                                  --------------
TENNESSEE -- 3.0%
   Clarksville, Natural Gas Acquisition, RB
       5.000%, 12/15/15                                   2,000           2,061
   Greenville, Industrial Development
     Board, RB (A)
       3.970%, 09/06/07                                     150             150
   Hendersonville, Industrial Development
     Authority, Ashford 83 Association
     Project, RB
     Callable 10/12/07 @ 102
       5.950%, 12/15/08                                     400             405
   Metropolitan Government Nashville &
     Davidson Counties, Cab Converter,
     RB, FGIC
       7.700%, 01/01/12                                   5,000           5,494
   Metropolitan Nashville, Airport
     Authority, Improvements Project,
     Ser A, RB
       6.600%, 07/01/08                                   2,000           2,045
   Shelby County, Health & Educational
     Facilities Authority, Baptist Memorial
     Healthcare, Ser A, RB (A)
       5.000%, 09/01/07                                   8,200           8,292
   Sullivan County, Health Educational &
     Housing Authority, Wellmont Health
     Systems Project, Ser C, RB
     Callable 09/01/16 @ 100
       5.250%, 09/01/36                                   2,000           1,902
   Tennessee State, Energy Acquisition
     Project, Ser A, RB
       5.250%, 09/01/21                                   5,000           5,130
       5.000%, 09/01/16                                   6,000           6,166
   Tennessee State, Energy Acquisition
     Project, Ser C, RB
       5.000%, 02/01/14                                   3,170           3,261
                                                                  --------------
                                                                         34,906
                                                                  --------------
TEXAS -- 8.2%
   Austin, Independent School District, GO
       5.250%, 08/01/15                                   3,000           3,248
   Austin, Utility Systems, RB, AMBAC
       6.750%, 11/15/12                                   5,000           5,666
   Carrollton, Farmers Branch
     Independent School District, GO
     Callable 02/15/09 @ 100
       5.750%, 02/15/10                                   1,605           1,650

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Clear Creek Island, Independent
     School District, Ser A, GO
       5.000%, 02/15/17                           $       1,885   $       2,008
   Corpus Christi, Utilities Systems
     Improvement Authority, RB
     Callable 07/15/16 @ 100
       4.500%, 07/15/23                                   2,000           1,945
   Dallas, Area Rapid Transit Authority,
     Senoir Lien, RB, AMBAC
     Callable 12/01/16 @ 100
       4.500%, 12/01/24                                   1,520           1,470
   Dallas, Waterworks & Sewer Authority,
     Unrefunded Balance Project,
     RB, FSA
     Callable 10/01/09 @ 100
       5.000%, 10/01/24                                   5,000           5,061
   Dallas-Fort Worth, International Airport
     Facilities Authority, Ser A, AMT, RB,
     XLCA Callable 11/01/09 @ 100
       5.000%, 11/01/12                                   3,000           3,056
   Deer Park, Independent School
     District, GO
       6.000%, 02/15/08                                   2,000           2,020
   Frisco, Independent School District,
     School Building Project, GO
     Callable 08/15/17 @ 100
       4.500%, 08/15/23                                   2,210           2,139
   Harris County, GO (D)
       6.000%, 12/15/11                                   3,895           4,244
   Harris County, Health Facilities
     Development Authority, Memorial
     Hospital Systems Project, Ser A,
     RB, MBIA
       6.000%, 06/01/09                                   1,825           1,892
   Harris County, Health Facilities
     Development, Christus Health
     Project, RB, MBIA (D)
       5.375%, 07/01/08                                     485             492
   Harris County, Health Facilities
     Development, Christus Health
     Project, Ser A, RB, MBIA
       5.375%, 07/01/08                                   3,360           3,404
   Houston, Airport Systems Authority,
     Sub Lien, Ser A, AMT, RB, FSA
       6.000%, 07/01/09                                   5,000           5,181
   Houston, Community College, Northline
     Mall Campus Project, RB, AMBAC
     Callable 04/15/17 @ 100
       4.500%, 04/15/24                                   1,000             968
   Houston, Hotel Occupancy Tax &
     Special Revenue, Convention &
     Entertainment Project, Ser B,
     RB, AMBAC
       5.500%, 09/01/09                                   2,500           2,584


--------------------------------------------------------------------------------
46                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Houston, Hotel Occupancy Tax &
     Special Revenue, Convention &
     Entertainment Project, Ser B,
     RB, AMBAC (F)
       4.167%, 09/01/15                           $       5,500   $       3,937
   Houston, Ser C, GO
       7.000%, 03/01/08                                   1,310           1,330
   Humble Island, Independent School
     District, Ser A, GO
       5.250%, 02/15/14                                   2,635           2,830
   North East, Independent School
     District, School Building Project,
     Ser A, GO
       5.000%, 08/01/16                                   2,000           2,133
   North East, Independent School
     District, School Building Project,
     Ser A, GO
     Callable 06/01/13 @ 100
       5.000%, 08/01/23                                   5,000           5,161
   Pasadena, Independent School District,
     School Building Project, GO
       5.000%, 02/15/16                                   1,000           1,064
       5.000%, 02/15/17                                   1,000           1,065
   Red River, Education Finance
     Authority, Texas Christian University
     Project, RB
     Callable 03/15/16 @ 100
       4.375%, 03/15/23                                   1,000             909
   San Antonio, Airport Systems Authority,
     Ser 2003, AMT, RB, FSA
       6.000%, 07/01/12                                   2,045           2,223
   San Antonio, Electric & Gas Authority,
     Ser 2000, RB (D)
       5.750%, 02/01/11                                   1,540           1,595
   San Antonio, Electric & Gas Authority,
     Ser A, RB
       5.000%, 02/01/14                                   4,015           4,210
   Southwest, Higher Education Authority,
     Southern Methodist University
     Project, RB, AMBAC
       5.250%, 10/01/10                                   1,350           1,410
   Tarrant, Regional Water District
     Authority, RB, FSA
       5.000%, 03/01/11                                   2,000           2,082
   Texas State, Alliance Airport Authority,
     Fedex Corporation Project, AMT, RB
     Callable 04/01/16 @ 100
       4.850%, 04/01/21                                   4,000           3,832
   Texas State, College Student Loan
     Project, AMT, GO
       5.000%, 08/01/18                                   3,135           3,291
   Texas State, Municipal Power Agency,
     RB, MBIA (D) (F)
       4.076%, 09/01/16                                      25              17

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Texas State, Public Finance Authority,
     Ser A, GO
     Callable 10/01/16 @ 100
       5.000%, 10/01/24                           $       1,500   $       1,547
   Texas State, Transportation Commission
     Authority, RB
     Callable 04/01/16 @ 100
       5.000%, 04/01/26                                   4,000           4,109
   Texas State, Transportation
     Commission, Highway First Tier,
     Ser A, RB
     Callable 04/01/16 @ 100
       5.000%, 04/01/17                                   3,000           3,187
   Texas State, Transportation
     Commission, Mobility Fund,
     Ser A, GO
     Callable 04/01/17 @ 100
       5.000%, 04/01/22                                   1,600           1,662
                                                                  --------------
                                                                         94,622
                                                                  --------------
UTAH -- 0.6%
   Salt Lake County, Hospital Authority,
     IHC Health Services Project,
     RB, AMBAC
       5.500%, 05/15/09                                   1,000           1,028
   Utah State, Intermountain Power
     Agency Power Supply,
     Ser A, RB, MBIA
       6.000%, 07/01/08                                   6,000           6,111
                                                                  --------------
                                                                          7,139
                                                                  --------------
VERMONT -- 0.2%
   Vermont State, Housing Finance
     Agency, Housing Project,
     Ser 23, AMT, RB, FSA
     Callable 11/01/14 @ 100
       5.000%, 05/01/34                                   2,005           2,036
                                                                  --------------
VIRGINIA -- 2.7%
   Albemarle, County Industrial
     Development Authority, Westminster-
     Canterbury Project, RB
     Callable 01/01/17 @ 100
       5.000%, 01/01/31                                   1,500           1,348
   Charles City County, Industrial
     Development Authority, Waste
     Management Project, AMT, RB
       4.875%, 02/01/09                                   5,250           5,299
   Fairfax County, Economic Development
     Authority, Ser A, RB, AMBAC
       6.100%, 02/01/11                                   5,000           5,338
   Fairfax County, Refunding & Public
     Improvement Project, Ser A,
     AMT, GO
       5.250%, 04/01/14                                   7,425           8,059


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        47

SCHEDULE OF INVESTMENTS

Intermediate-Term Municipal Fund (Concluded)

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   King George County, Industrial
     Development Authority, Waste
     Management Project, Ser A,
     AMT, RB
       4.100%, 06/01/23                           $       1,685   $       1,668
   Suffolk County, Industrial Development
     Authority, First Mortgage-Lake Prince
     Center Project, RB
     Callable 09/01/16 @ 100
       5.300%, 09/01/31                                   1,000             916
   University of Virginia, Ser B, RB
     Callable 06/01/13 @ 100
       5.000%, 06/01/20                                   1,500           1,560
       5.000%, 06/01/21                                   1,500           1,556
       5.000%, 06/01/33                                   1,700           1,731
   Virginia State, Small Business
     Authority, Wellmont Health System,
     Project, Ser A, RB
     Callable 09/01/17 @ 100
       5.250%, 09/01/37                                   2,000           1,899
   Virginia State, Tobacco Settlement
     Funding, Ser B-1, RB
     Callable 06/01/17 @ 100
       5.000%, 06/01/47                                   1,875           1,586
                                                                  --------------
                                                                         30,960
                                                                  --------------
WASHINGTON -- 3.9%
   Clark County, Public Utility District
     Authority, RB, FSA
     Callable 01/01/10 @ 100
       5.625%, 01/01/11                                   1,500           1,560
   King County, Public Hospital District
     No. 2, Refunding & Improvement -
     Evergreen Healthcare, GO, MBIA
     Callable 12/01/16 @ 100
       5.000%, 12/01/21                                   1,910           1,974
   Port of Seattle, Ser A, RB, FGIC
     Callable 10/01/11 @ 100
       5.000%, 04/01/31                                   4,000           4,029
   Washington State, Energy Northwest,
     Columbia Generating Project,
     Ser A, RB
       5.500%, 07/01/15                                   2,000           2,203
   Washington State, Energy Northwest,
     Columbia Station Project, Ser A, RB
       5.000%, 07/01/20                                   5,000           5,296
   Washington State, Energy Northwest,
     Electric Authority, Ser A, RB
       5.000%, 07/01/14                                   2,120           2,257
   Washington State, Energy Northwest,
     Refunding Project , Ser C, RB
       5.000%, 07/01/15                                   2,250           2,403

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington State, Public Power Supply
     Systems Authority, Nuclear Project
     No. 2, Ser A, RB
     Callable 07/01/08 @ 102
       5.000%, 07/01/12                           $       3,000   $       3,087
   Washington State, Public Power Supply
     Systems Authority, Ser B, RB
       7.250%, 07/01/09                                     120             125
   Washington State, Public Power Supply
     Systems Authority, Ser B, RB (D)
       7.250%, 07/01/09                                   1,000           1,038
   Washington State, Ser B &
     Ser AT-7, GO
       6.250%, 06/01/10                                   4,550           4,842
   Washington State, Ser B, GO
     Callable 01/01/09 @ 100
       5.000%, 01/01/20                                   4,300           4,343
   Washington State, Tobacco Settlement
     Authority, RB
     Callable 06/01/13 @ 100
       6.500%, 06/01/26                                   7,325           7,745
   Washington State, Tobacco Settlement
     Financing, RB
       6.250%, 06/01/11                                   4,000           4,233
                                                                  --------------
                                                                         45,135
                                                                  --------------
WISCONSIN -- 0.1%
   Badger, Tobacco Asset
     Securitization, RB
     Callable 06/01/12 @ 100
       6.125%, 06/01/27                                     425             435
   Wisconsin State, Housing & Economic
     Development Authority, Ser E,
     AMT, RB
     Callable 07/01/10 @ 100
       5.750%, 09/01/27                                   1,150           1,182
                                                                  --------------
                                                                          1,617
                                                                  --------------
WYOMING -- 0.2%
   Teton County, Hospital Authority, RB,
     ACA Insured
     Callable 12/01/08 @ 101
       5.800%, 12/01/17                                   1,950           1,985
                                                                  --------------
Total Municipal Bonds
   (Cost $1,133,514) ($ Thousands)                                    1,126,867
                                                                  --------------


--------------------------------------------------------------------------------
48                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
TAX EXEMPT CORPORATE BOND -- 0.5%

CALIFORNIA -- 0.5%
   San Manuel Entertainment
     Callable 12/01/13 @ 102 (H)
       4.500%, 12/01/16                           $       6,000   $       5,893
                                                                  --------------
Total Tax Exempt Corporate Bond
   (Cost $5,956) ($ Thousands)                                            5,893
                                                                  --------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 3.63%+                         77,882              78
                                                                  --------------
Total Cash Equivalent
   (Cost $78) ($ Thousands)                                                  78
                                                                  --------------
Total Investments -- 98.3%
   (Cost $1,139,548) ($ Thousands)                                $   1,132,838
                                                                  ==============

Percentages are based on Net Assets of $1,152,018 ($ Thousands).

+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of August 31, 2007.

(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C)   Pre-Refunded Security -- The maturity date shown is the pre-refunded date.
(D)   Security is escrowed to maturity.
(E)   Securities are collateralized under an agreement from FHA/FNMA/GNMA.
(F) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on August 31, 2007. The coupon on a step bond changes on a specified date.
(H) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2007, the value of these securities amounted to $5,893 ($ Thousands), representing 0.5% of the net assets of the Fund.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
AMT -- Income from security is subject to Alternative Minimum Tax. Alternative Minimum Tax is a calculation that adds certain tax preference items back into adjusted gross income.
CIFG -- CDC IXIS Financial Guaranty
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
TA -- Tax Allocation
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        49

SCHEDULE OF INVESTMENTS

Short Duration Municipal Fund

August 31, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

18.1%    Education
16.5%    General Obligations
 9.6%    General Revenue
 9.6%    Healthcare
 9.4%    Utilities
 7.8%    Industrial Development
 7.8%    Power
 6.7%    Transportation
 5.7%    Housing
 5.0%    Public Facilities
 1.5%    Pollution Control
 1.0%    Water
 0.7%    Nursing Homes
 0.6%    Equipment
 0.0%    Short Term Investment

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.7%

ALABAMA -- 0.5%
   Jefferson County, Sewer Authority,
     Capital Improvement Warrants,
     Ser A, RB, FGIC
     Pre-Refunded @ 101 (C)
       5.125%, 02/01/09                           $       1,400   $       1,440
                                                                  --------------
ALASKA -- 2.2%
   Alaska, Industrial Development &
     Export Authority, Providence
     Health Systems Project, RB
       5.000%, 10/01/09                                   1,000           1,021
   Anchorage, Correctional Facility,
     RB, FSA
     Pre-Refunded @ 100 (C)
       6.000%, 02/01/10                                   3,830           4,034
   Anchorage, Ice Rink Authority, RB
     Pre-Refunded @ 100 (C)
       6.375%, 07/01/10                                   1,000           1,069
   Valdez, Marine Term Authority, Pipelines
     Incorporated Project, RB (A)
       3.940%, 09/01/07                                     300             300
                                                                  --------------
                                                                          6,424
                                                                  --------------
ARIZONA -- 0.7%
   Nogales, Wastewater Systems Projects,
     Ser A, RB (B)
       3.750%, 10/01/46                                   2,000           1,983
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
ARKANSAS -- 0.3%
   Arkansas State, Development Finance
     Authority, Revolving Loan Funding
     Project, Ser A, RB
       4.000%, 06/01/08                           $       1,000   $       1,002
                                                                  --------------
CALIFORNIA -- 3.6%
   California State, Communities
     Development Authority, Multi-Family
     Housing Project, Ser A, RB
     Pre-Refunded @ 103 (C)
       6.500%, 12/01/09                                   7,000           7,544
   California State, Communities
     Development Authority, Multi-Family
     Housing Project, Ser B-1, RB
     Pre-Refunded @ 103 (C)
       7.250%, 12/01/09                                     990           1,088
   Santa Monica, Community College
     District, Election 2007 Project,
     Ser C, GO, FGIC (E)
       3.940%, 08/01/10                                   2,000           1,795
                                                                  --------------
                                                                         10,427
                                                                  --------------
COLORADO -- 1.0%
   Colorado State, Health Facilities
     Authority, Catholic Health Initiatives,
     RB (D)
       5.375%, 09/01/10                                   1,000           1,045
   Colorado State, Health Facilities
     Authority, Catholic Health
     Initiatives, RB
     Pre-Refunded @ 100 (C)
       5.250%, 09/01/11                                   1,000           1,055
   Colorado State, Health Facilities
     Authority, The Visiting Nurse Project,
     RB (A) (B)
       4.000%, 09/01/07                                     100             100
   Cornerstone, Metropolitan District
     No. 1, RB (A) (B)
       3.980%, 09/06/07                                     775             775
                                                                  --------------
                                                                          2,975
                                                                  --------------
CONNECTICUT -- 0.9%
   Connecticut State, Ser D, GO
     Pre-Refunded @ 100 (C)
       5.375%, 11/15/12                                   2,325           2,509
                                                                  --------------
FLORIDA -- 5.0%
   Florida State, Municipal Power Agency
     Authority, All Requirements Power
     Supply Project, Ser A, RB, FSA
       5.000%, 10/01/09                                   3,000           3,076


--------------------------------------------------------------------------------
50                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Florida State, Rural Utilities
     Financing Authority, Public
     Projects Construction, RB
     Callable 09/01/08 @ 100
       4.000%, 09/01/10                           $       5,300   $       5,302
   Gainesville, Utilities Systems Authority,
     Ser C, RB (A)
       3.950%, 09/01/07                                     500             500
   Highlands County, Health Facilities
     Authority, Adventist Health Systems
     Project, Ser G, RB
       5.000%, 11/15/12                                   1,020           1,053
   Jea, St Johns River Power Pack
     System, Ser One, RB
       5.000%, 10/01/10                                   2,110           2,187
   South Miami, Health Facilities
     Authority, Baptist Health South
     Florida Group, RB
       5.000%, 08/15/09                                   1,275           1,300
   Volusia County, Educational Facility
     Authority, Embry-Riddle Project,
     RB, Radian Insured
       4.500%, 10/15/07                                   1,220           1,220
                                                                  --------------
                                                                         14,638
                                                                  --------------
GEORGIA -- 1.3%
   Floyd County, GO
       5.000%, 01/01/10                                   1,625           1,671
   Marietta, Housing Authority, Essential
     Function Project, RB (A) (B)
       3.950%, 02/01/08                                   2,000           1,996
                                                                  --------------
                                                                          3,667
                                                                  --------------
ILLINOIS -- 3.5%
   Chicago, Ser A, GO, MBIA
       5.250%, 01/01/08                                     700             704
   Chicago, Transit Authority, Federal
     Transit Administration, Sector 5307,
     RB, AMBAC
       4.000%, 06/01/09                                   2,265           2,276
   Cook County, School District No. 159,
     GO, FSA (E)
       4.080%, 12/01/10                                     930             821
   Decatur Park District, Park Project,
     Ser B, GO
       4.250%, 12/15/08                                   1,189           1,195
   Illinois State, Municipal Securities
     Trust Receipts, GO (A)
       4.000%, 09/01/07                                     675             675
   Illinois State, Sales Tax Revenue
     Authority, RB
       5.000%, 06/15/08                                   1,000           1,010

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   McLean County, Public Building
     Commission, Capital Appreciation -
     Public Building Project, RB, MBIA (E)
       4.200%, 11/01/10                           $       1,550   $       1,372
   Winnebago County, School District
     No 122, GO, FGIC
       6.550%, 06/01/12                                   2,000           2,239
                                                                  --------------
                                                                         10,292
                                                                  --------------
INDIANA -- 10.8%
   Anderson, Industrial Redevelopment
     Distribution Tax, BAN
     Callable 10/04/07 @ 100
       4.375%, 10/04/08                                   3,700           3,701
   Anderson, Redevelopment District
     Authority, BAN
     Callable 10/04/07 @ 100
       4.150%, 10/04/08                                   2,500           2,499
   Hamilton County, BAN
     Callable 09/19/07 @ 100
       4.250%, 07/10/08                                   3,650           3,651
   Indiana State, Eclipse Funding Trust,
     IPS Multi-School Building Project,
     RB, MBIA (A)
       4.050%, 09/06/07                                     450             450
   Indiana State, Health & Educational
     Facilities Financing Authority,
     Floyd Memorial Hospital & Health
     Project, RB (A) (B)
       4.030%, 09/01/07                                     200             200
   Indiana State, Health & Educational
     Facilities Financing Authority,
     Howard Regional Health Systems
     Project, Ser B, RB (A) (B)
       4.030%, 09/01/07                                     200             200
   Indiana State, Health & Educational
     Facilities Financing Authority,
     Ser B, RB (A) (B)
       3.980%, 09/01/07                                     500             500
   Indianapolis, Puttable Floating Option
     Tax-Exempt Receipts, RB, XLCA (A)
       4.090%, 09/08/07                                   2,100           2,100
   Martinsville, BAN
     Callable 10/12/07 @ 100
       4.000%, 12/12/08                                   1,000             998
   Noblesville, High School Building
     Project, RB, AMBAC
       4.500%, 07/10/10                                   2,410           2,461
   Plainfield, Sewer Works Authority, BAN
     Callable 12/04/07 @ 100
       4.100%, 01/01/09                                   5,000           5,001


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        51

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Porter County, Hospital Association,
     Hospital Project, RB
     Pre-Refunded @ 102 (C)
       5.700%, 12/01/07                           $       1,000   $       1,025
   South Madison, Middle School
     Building Project, BAN
       4.500%, 10/01/07                                   2,900           2,901
   Zionsville, Sewer Works Authority,
     BAN
     Callable 09/19/07 @ 100
       4.250%, 12/15/11                                   5,725           5,732
                                                                  --------------
                                                                         31,419
                                                                  --------------
IOWA -- 3.5%
   Coralville, Urban Renewal Project, BAN
     Callable 06/01/08 @ 100
       4.250%, 06/01/09                                   3,100           3,109
   Coralville, Urban Renewal Project, Tax
     Increment, Ser C, TA
       5.000%, 06/01/11                                   1,460           1,492
   Iowa State, Finance Authority, Mercy
     Medical Center Project, RB,
     FSA, MBIA
     Pre-Refunded @ 101 (C)
       5.750%, 08/15/09                                   1,000           1,049
   Iowa State, Finance Authority, Museum
     of Art Foundation Project, RB (A) (B)
       3.980%, 09/01/07                                     100             100
   Waterloo, Community School District,
     BAN & RAN
       4.750%, 06/01/09                                   4,300           4,364
                                                                  --------------
                                                                         10,114
                                                                  --------------
KANSAS -- 3.1%
   Gardner, Temporary Notes, Ser B, GO
     Callable 10/12/07 @ 100
       4.200%, 06/01/08                                   2,000           2,001
   Junction City, Temporary Notes,
     Ser A, GO
       5.000%, 06/01/08                                   2,000           2,013
   Junction City, Temporary Notes,
     Ser E, GO
       5.000%, 12/01/07                                   2,200           2,205
   Kansas State, Department of
     Transportation Highway Authority,
     Ser A, RB (D)
       7.250%, 09/01/08                                   1,410           1,459
   University of Kansas, Hospital
     Authority, Refunding &
     Improvement, Health Systems
     Project, RB
       5.000%, 09/01/09                                     580             590
       5.000%, 09/01/10                                     750             767
                                                                  --------------
                                                                          9,035
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
KENTUCKY -- 0.6%
   Lexington-Fayette Urban County,
     Government Housing Authority,
     Richmond Place Project, RB (A) (B)
       3.750%, 04/01/08                           $       1,630   $       1,630
                                                                  --------------
LOUISIANA -- 0.9%
   Louisiana State, Energy & Power
     Authority, RB, FSA
       5.500%, 01/01/08                                   1,000           1,005
   Louisiana State, Military Department,
     Custody Receipts Project, RB
       5.000%, 08/01/10                                     770             789
       5.000%, 08/01/11                                     750             773
                                                                  --------------
                                                                          2,567
                                                                  --------------
MAINE -- 0.4%
   Maine State, Health & Higher
     Educational Facilities Authority,
     Piper Shores Project, Ser A, RB
     Pre-Refunded @ 101 (C)
       7.550%, 01/01/09                                   1,000           1,047
                                                                  --------------
MARYLAND -- 0.4%
   Maryland State, Economic Development
     Authority, Chesapeake Bay,
     Ser B, RB
     Pre-Refunded @ 101 (C)
       7.750%, 12/01/09                                   1,000           1,094
                                                                  --------------
MASSACHUSETTS -- 6.3%
   Berkshire, Regional Transportation
     Authority, RAN
       4.250%, 09/14/07                                   2,000           2,000
   Cape Ann, Transportation
     Authority, RAN
       4.250%, 07/11/08                                   2,600           2,607
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
       7.000%, 03/01/08                                   1,000           1,016
   Massachusetts State, Construction
     Loan, Ser A, GO
     Pre-Refunded @ 101 (C)
       6.000%, 02/01/10                                   3,550           3,768
   Massachusetts State, Development
     Finance Agency, Assumption College
     Project, Ser A, RB (A) (B)
       4.020%, 09/05/07                                   1,400           1,400
   Massachusetts State, Development
     Finance Agency, Ed-Dexter School
     Project, RB, MBIA (A)
       4.020%, 09/06/07                                   1,800           1,800


--------------------------------------------------------------------------------
52                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Sherrill House Project, Ser A-1,
     RB (A) (B)
       3.990%, 09/06/07                           $         400   $         400
   Massachusetts State, Ser A, GO
       5.250%, 01/01/08                                   2,000           2,009
   Merrimack Valley, Regional
     Transportation Authority, RAN
       4.100%, 06/27/08                                   3,500           3,501
                                                                  --------------
                                                                         18,501
                                                                  --------------
MICHIGAN -- 3.7%
   Hudsonville, Public Schools, GO, FGIC
     Pre-Refunded @ 100 (C)
       5.150%, 05/01/08                                   1,710           1,727
   Michigan State, Building Authority,
     Facilities Program, Ser I, RB, FSA
       5.000%, 10/15/07                                   1,000           1,001
   Michigan State, Environmental
     Program, Ser A, GO
       5.000%, 05/01/08                                   2,200           2,219
   Michigan State, New Center
     Development Project, COP,
     MBIA (D)
       5.500%, 09/01/07                                   1,660           1,660
   Michigan State, South Central Power
     Agency, RB, AMBAC
       5.000%, 11/01/10                                   1,020           1,061
   Michigan State, Strategic Fund, Porter
     Hills Village Project, RB
     Pre-Refunded @ 101 (C)
       5.375%, 07/01/08                                   1,435           1,468
   North Michigan, Summit Academy
     School, COP
     Pre-Refunded @ 101 (C)
       8.750%, 07/01/10                                   1,100           1,252
   Northern Michigan, University Project,
     RB, AMBAC (A)
       3.980%, 09/01/07                                     500             500
                                                                  --------------
                                                                         10,888
                                                                  --------------
MINNESOTA -- 2.2%
   Lauderdale, Children's Home Society
     Project, RB (A) (B)
       4.080%, 09/01/07                                     390             390
   Mankato, Bethany Lutheran College
     Project, Ser B, RB (A) (B)
       3.980%, 09/01/07                                     600             600

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Northern Minnesota, Municipal Power
     Agency, Electricity Systems Project,
     RB, FSA
       5.500%, 01/01/08                           $       1,250   $       1,257
   Roseville, Private School Facilities,
     Northwestern College Project,
     RB (A) (B)
       4.030%, 09/01/07                                     150             150
   St Louis County, Independent School
     District No 214, Ser A, GO
       4.625%, 09/24/07                                   2,900           2,901
   Stillwater, Industrial Development
     Authory, Supervalu Incorporated
     Project, RB (A) (B)
       4.050%, 09/03/07                                   1,000           1,000
                                                                  --------------
                                                                          6,298
                                                                  --------------
MISSISSIPPI -- 0.7%
   Jones County, South Central Regional
     Medical Center, RB
     Pre-Refunded @ 100 (C)
       5.400%, 12/01/07                                     750             753
   Mississippi State, University
     Educational Building Authority,
     Residence Hall & Campus
     Improvement Project, RB, MBIA
       5.000%, 08/01/08                                   1,245           1,260
                                                                  --------------
                                                                          2,013
                                                                  --------------
MISSOURI -- 0.2%
   Chesterfield, Industrial Development
     Authority, Gateway Academy Project,
     RB (A) (B)
       4.000%, 09/01/07                                     200             200
   Missouri State, Health & Educational
     Facilities Authority, Kansas City Art
     Institute, RB (A) (B)
       4.030%, 09/01/07                                     500             500
                                                                  --------------
                                                                            700
                                                                  --------------
NEW HAMPSHIRE -- 0.4%
   Merrimack County, TAN
       4.250%, 12/28/07                                   1,250           1,251
                                                                  --------------
NEW JERSEY -- 3.5%
   Hudson County, COP, MBIA
       6.000%, 06/01/08                                   1,360           1,382
   New Jersey State, Educational Facilities
     Authority, Higher Education Trust
     Fund Project, Sub-Ser A-1, RB
       5.000%, 09/01/07                                   2,500           2,500


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        53

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Equipment Lease
     Purchase, Ser A, COP
       5.000%, 06/15/08                           $       1,750   $       1,767
   New Jersey State, Turnpike Authority,
     Ser C, RB (D)
       6.500%, 01/01/08                                   4,400           4,440
                                                                  --------------
                                                                         10,089
                                                                  --------------
NEW MEXICO -- 0.4%
   Farmington, Utility Systems Authority,
     RB, AMBAC (D)
       9.875%, 01/01/08                                     125             127
   New Mexico State, Mortgage Finance
     Authority, RB (D) (F)
       6.000%, 07/01/10                                   1,045           1,110
                                                                  --------------
                                                                          1,237
                                                                  --------------
NEW YORK -- 2.4%
   Amherst, Industrial Development Civic
     Facilities, University & College
     Improvements Project, RB
     Pre-Refunded @ 102 (C)
       6.125%, 10/01/11                                   3,100           3,444
   New York State, Housing Finance
     Agency, Multi-Family Housing
     Authority,Cannon Street Senior
     Housing Project, Ser B, AMT,
     RB (B)
       4.300%, 08/15/10                                   1,490           1,491
   New York State, Thruway Authority,
     Local Highway & Bridge Project, RB
       5.000%, 04/01/09                                     725             740
   Suffolk County, Industrial Development
     Agency, Jefferson's Ferry Project,
     Ser A, RB
     Pre-Refunded @ 102 (C)
       7.200%, 11/01/09                                   1,200           1,297
                                                                  --------------
                                                                          6,972
                                                                  --------------
NORTH CAROLINA -- 1.8%
   North Carolina State, GO
       5.000%, 03/01/08                                   1,500           1,510
   North Carolina State, Med Care
     Community Hospital, Wilson Medical
     Center Project, RB
       4.500%, 11/01/08                                   1,235           1,244
   North Carolina State, Municipal Power
     Agency, Ser A, RB, AMBAC
       4.000%, 01/01/09                                   2,540           2,550
                                                                  --------------
                                                                          5,304
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
OHIO -- 6.4%
   Cincinnati, School Computer
     Technology Project, GO, FSA
       5.000%, 12/01/07                           $       1,225   $       1,229
   Deerfield Township, BAN
       3.750%, 11/29/07                                   1,100           1,099
   Greene County, Water Systems
     Revenue Authority, Ser A, RB, FGIC
     Pre-Refunded @ 102 (C)
       6.125%, 12/01/07                                   1,000           1,026
   Licking County, School Facilities
     Construction, BAN
       4.500%, 09/12/07                                   1,100           1,100
   Monroe County, BAN
       4.250%, 03/13/08                                   1,500           1,502
   Ohio State, American Municipal Power,
     Bowling Green College Project, BAN
       3.700%, 11/29/07                                   1,640           1,639
   Ohio State, American Municipal Power,
     Bowling Green Projects, Ser A, BAN
       5.000%, 02/01/10                                   2,000           2,036
   Ohio State, Building Authority,
     Administration Building Funding
     Project, Ser B, RB
       5.125%, 10/01/07                                   1,000           1,001
   Ohio State, Department of
     Administrative Services,
     Administrative Knowledge Systems
     Project, Ser A, COP, MBIA
       4.250%, 09/01/09                                   1,845           1,865
       4.000%, 09/01/08                                   2,185           2,192
   Ohio State, GO
       6.650%, 09/01/09                                   2,560           2,626
   Ohio State, Major New State
     Infrastructure, Ser 2005-1, RB,
     MBIA
       4.000%, 12/15/08                                   1,370           1,376
                                                                  --------------
                                                                         18,691
                                                                  --------------
OKLAHOMA -- 1.6%
   Oklahoma State, Industries Authority,
     Health Systems Project,
     Ser A, RB, MBIA
     Pre-Refunded @ 101 (C)
       5.750%, 08/15/09                                   2,110           2,211
   Tulsa County, Independent School
     District No. 5, Building Project, GO
       4.000%, 06/01/08                                   1,285           1,288
   Tulsa County, Industrial Authority,
     Owasso Public Schools Project, RB
       5.000%, 09/01/10                                   1,200           1,245
                                                                  --------------
                                                                          4,744
                                                                  --------------


--------------------------------------------------------------------------------
54                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
OREGON -- 0.3%
   Portland, Community College District,
     GO, FSA
       3.500%, 06/15/08                           $       1,000   $         998
                                                                  --------------
PENNSYLVANIA -- 2.1%
   Allegheny County, Port Authority, Sub
     Lien-Transportation, RB, MBIA
       5.500%, 06/01/08                                   1,265           1,282
   Montgomery County, Industrial
     Development Authority, Retirement
     Communities Project, Ser B, RB
       5.000%, 11/15/10                                   1,400           1,421
       5.000%, 11/15/11                                   1,000           1,017
   Pittsburgh & Allegheny Counties,
     Sports & Exhibition Authority,
     Auditorium Project, Ser A, GO, FSA
       4.000%, 12/15/07                                     700             700
   Sayre, Health Care Facilities Authority,
     Guthrie Health Project, Ser A, RB
     Pre-Refunded @ 101 (C)
       5.875%, 12/01/11                                   1,700           1,853
                                                                  --------------
                                                                          6,273
                                                                  --------------
PUERTO RICO -- 1.0%
   Puerto Rico Commonwealth, Industrial
     Medical & Environmental Authority,
     Abbott Labs Project, RB (A)
       3.950%, 09/01/07                                   1,000           1,000
   Puerto Rico Commonwealth, Sales Tax
     Financing Authority, Municipal
     Securities Trust Receipts, RB (A)
       3.860%, 09/04/07                                   2,000           2,000
                                                                  --------------
                                                                          3,000
                                                                  --------------
RHODE ISLAND -- 2.3%
   Rhode Island, Board Authority, Ser A,
     RB, AMBAC
       5.000%, 10/01/07                                   1,000           1,001
   Rhode Island, Economic Development
     Authority, Department of
     Transportation Project, Ser A, GAN
       5.000%, 06/15/09                                   3,300           3,372
   Rhode Island, Health & Educational
     Building Authority, Hospital
     Financing-Lifespan Obligation Group
     Project, RB
       5.750%, 08/15/10                                   1,020           1,060
   Rhode Island, Housing & Mortgage
     Financing Authority, Homeownership
     Opportunity Notes, Ser C, RB
       4.000%, 12/06/07                                   1,330           1,330
                                                                  --------------
                                                                          6,763
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
SOUTH CAROLINA -- 5.1%
   Beaufort County, School District,
     Ser C, GO
       5.000%, 04/01/08                           $       2,175   $       2,191
   Jasper County, BAN
       4.250%, 02/15/08                                   2,500           2,503
   South Carolina State, Macom Trust,
     Various Certificates, Bank of America
     Project, Ser 2007-303, RB (A) (B)
       4.040%, 09/06/07                                   2,200           2,200
   South Carolina State, Public Service
     Authority, Ser A, GO, FSA
       5.000%, 01/01/09                                   1,675           1,703
   South Carolina, Jobs-Economic
     Development Authority,
     Improvement-Palmetto Health
     Alliance Project, Ser A, RB
     Pre-Refunded @ 102 (C)
       7.375%, 12/15/10                                   2,600           2,929
   Three Rivers, Solid Waste Authority,
     BAN
     Callable 10/12/07 @ 100
       3.720%, 01/15/08                                   3,420           3,417
                                                                  --------------
                                                                         14,943
                                                                  --------------
SOUTH DAKOTA -- 1.8%
   Heartland Consumers Power District, RB
     Callable 10/12/07 @ 100 (D)
       6.000%, 01/01/10                                   4,545           4,655
   South Dakota, Health & Educational
     Facilities Authority, Childrens
     Care Hospital Project, RB
     Pre-Refunded @ 101 (C)
       6.125%, 11/01/09                                     705             744
                                                                  --------------
                                                                          5,399
                                                                  --------------
TENNESSEE -- 2.5%
   GAF, Tax Exempt Bond Grantor Trust,
     RB (A) (B)
       4.200%, 09/01/07                                   1,730           1,730
   Nashville & Davidson County,
     Metropolitan Government, Vanderbilt
     University Project, Ser B-1, RB,
     MBIA (A)
       5.000%, 10/01/07                                   1,000           1,007
   Shelby County, Ser B, GO
       5.500%, 08/01/08                                   1,110           1,128
   Tennessee State, Energy Acquisition,
     Ser A, RB
       5.000%, 09/01/09                                   2,000           2,031


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        55

SCHEDULE OF INVESTMENTS

Short Duration Municipal Fund (Concluded)

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Tennessee State, Energy Acquisition,
     Ser C, RB
       5.000%, 02/01/10                           $       1,500   $       1,527
                                                                  --------------
                                                                          7,423
                                                                  --------------
TEXAS -- 6.4%
   Conroe, Independent School District, GO
       5.000%, 02/15/09                                   1,970           2,006
   Cypress-Fairbanks, Independent
     School District, GO
     Pre-Refunded @ 100 (C)
       6.750%, 02/15/08                                   1,000           1,014
   Eagle Mountain & Saginaw,
     Independent School District, Capital
     Appreciation Project, GO (E)
       4.120%, 08/15/11                                   1,235           1,059
   Fort Bend County, Industrial
     Development Authority, Frito Lay
     Project, RB
       3.500%, 10/01/11                                     900             896
   Fort Bend, Independent School District
     Authority, GO
     Pre-Refunded @ 100 (C)
       5.375%, 02/15/09                                   4,000           4,097
   Harris County, Health Facilities
     Development Authority, Christus
     Health Project, Ser A, RB
     Pre-Refunded @ 101 (C)
       5.375%, 07/01/09                                   5,000           5,194
   Lewisville, Independent School District,
     Capital Appreciation Project, GO (E)
       4.070%, 08/15/11                                   1,000             859
   Prosper, Independent School District,
     Capital Appreciation, School
     Building Project, GO (E)
       4.000%, 08/15/11                                   1,130             969
   Tarrant County, College District, GO
       4.500%, 02/15/08                                   1,010           1,014
   Tarrant County, Cultural Education
     Authority, Buckner Retirement
     Services Project, RB
       5.000%, 11/15/10                                     600             610
   Texas State, Transportation Commission
     Authority, Mobility Funding Project,
     Ser A, GO
       5.000%, 04/01/08                                   1,000           1,007
                                                                  --------------
                                                                         18,725
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
VIRGINIA -- 2.5%
   Big Stone Gap, Redevelopment &
     Housing Authority, RB
       5.000%, 09/01/08                           $       1,595   $       1,616
   Rappahannock, Regional Jail Authority,
     GAN
     Callable 12/01/08 @ 100
       4.250%, 12/01/09                                   1,000           1,006
   Riverside, Regional Jail Authority, RAN
     Callable 07/01/09 @ 100
       4.250%, 07/01/10                                   2,615           2,633
   Virginia State, Public Building Authority,
     Ser C, RB
       5.000%, 08/01/08                                   2,000           2,023
                                                                  --------------
                                                                          7,278
                                                                  --------------
WASHINGTON -- 3.4%
   Clark County, Public Utility District,
     Municipal Securities Trust Receipts,
     Ser SGA 118, RB, FSA (A)
       4.000%, 09/01/07                                     700             700
   Energy Northwest, Electric Power
     Authority, Project 3, Ser A, RB
       5.000%, 07/01/08                                   2,100           2,122
   Everett, Public Facilities District
     Authority, RB (A)
       4.030%, 09/01/07                                   1,100           1,100
   King County, School District No. 415,
     Ser C, GO
       6.300%, 12/01/08                                     690             701
   King County, Ser D, GO
       5.600%, 12/01/09                                   2,000           2,048
   Washington State, Housing Finance
     Commission, Annie Wright School
     Project, RB (A) (B)
       3.950%, 09/01/07                                     300             300
   Washington State, Seattle Municipal
     Light & Power Revenue Authority,
     RB, MBIA (A)
       4.000%, 09/01/07                                     200             200
   Washington State, Ser A, GO, FSA
       6.250%, 02/01/11                                   1,155           1,205
   Washington State, State Liquor Control
     Board Project, Ser I, COP, AMBAC
       4.750%, 01/01/10                                   1,590           1,626
                                                                  --------------
                                                                         10,002
                                                                  --------------


--------------------------------------------------------------------------------
56                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
WISCONSIN -- 2.3%
   Ledgeview, Sanitation District No. 002,
     BAN
     Callable 03/01/08 @ 100
       4.750%, 03/01/09                           $       2,650   $       2,660
   Marquette County, RB
     Callable 08/01/09 @ 100
       4.500%, 08/01/10                                   2,630           2,668
   Wisconsin State, Health & Educational
     Facilities Authority, Healthcare
     Development Project, RB
     Pre-Refunded @ 101 (C)
       6.250%, 11/15/09                                   1,250           1,327
                                                                  --------------
                                                                          6,655
                                                                  --------------
WYOMING -- 0.7%
   Laramie County, Wyoming Sales and
     Use Tax Authority, Specific Purpose
     Project, TAW
       4.500%, 06/30/08                                   2,075           2,085
                                                                  --------------
Total Municipal Bonds
   (Cost $288,834) ($ Thousands)                                        288,495
                                                                  --------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 3.63%+                         19,359              19
                                                                  --------------
Total Cash Equivalent
   (Cost $19) ($ Thousands)                                                  19
                                                                  --------------
Total Investments -- 98.7%
   (Cost $288,853) ($ Thousands)                                  $     288,514
                                                                  ==============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Percentages are based on Net Assets of $292,216 ($ Thousands).

+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of August 31, 2007.
(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.
(D)   Security is escrowed to maturity.
(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F)   Securities are collateralized under an agreement from FHA.
AMBAC -- American Municipal Bond Assurance Company
AMT -- Income from security is subject to Alternative Minimum Tax. Alternative Minimum Tax is a calculation that adds certain tax preference items back into adjusted gross income.
BAN -- Bond Anticipation Note
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Authority
FSA -- Financial Security Assistance
GO -- General Obligation
GAN -- Grant Anticipation Note
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        57

SCHEDULE OF INVESTMENTS

Pennsylvania Municipal Bond Fund

August 31, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

22.0%   Education
21.6%   Healthcare
10.8%   General Obligations
10.7%   Industrial Development
 7.2%   Transportation
 5.7%   General Revenue
 5.0%   Water
 4.3%   Utilities
 3.7%   Housing
 3.1%   Nursing Homes
 2.5%   Power
 1.2%   Airport
 1.2%   Pollution Control
 1.0%   Public Facilities
 0.0%   Short Term Investment

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.1%

PENNSYLVANIA -- 85.7%
   Allegheny County, Airport Authority,
     Ser B, AMT, RB, FGIC
       5.000%, 01/01/23                           $         500   $         510
   Allegheny County, GO (D)
       6.000%, 09/01/07                                      85              85
   Allegheny County, Higher Education
     Building Authority, Chatham College,
     Ser A, RB
     Callable 03/01/12 @ 100
       5.850%, 03/01/22                                     665             690
   Allegheny County, Higher Education
     Building Authority, Chatham College,
     Ser A, RB, Radian Insured
     Callable 09/01/08 @ 102
       5.125%, 09/01/13                                   2,160           2,222
   Allegheny County, Hospital
     Development Authority, Harmarville
     Rehabilitation Center, RB
     Callable 10/12/07 @ 100 (D)
       6.000%, 10/01/08                                     185             188
   Allegheny County, Hospital
     Development Authority, Health
     Systems-West Pennsylvania,
     Ser A, RB
       5.000%, 11/15/09                                   1,000           1,002
   Allegheny County, Hospital
     Development Authority, Montefiore
     Hospital, RB
     Callable 10/12/07 @ 100 (D)
       6.875%, 07/01/09                                     210             216

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Allegheny County, Hospital
     Development Authority, University of
     Pittsburgh Medical Center, Ser B, RB
       5.250%, 06/15/15                           $       1,000   $       1,052
   Allegheny County, Housing Finance
     Agency, Single-Family Mortgage,
     Ser CC-1, RB
     Callable 11/01/08 @ 102 (E)
       5.200%, 05/01/17                                     900             909
   Allegheny County, Industrial
     Development Authority, Duquesne
     Light Project, RB, AMBAC
       4.350%, 12/01/13                                   1,500           1,546
   Allegheny County, Ser C-56, GO, FSA
       5.000%, 10/01/15                                   1,000           1,073
   Allentown, Area Hospital Authority,
     Sacred Heart Hospital Project, RB
     Callable 10/12/07 @ 100 (D)
       8.000%, 03/01/09                                      95              99
   Bensalem Township, Water &
     Sewer Authority, RB
     Callable 10/12/07 @ 100 (D)
       6.750%, 12/01/14                                      95             103
   Berks County, GO, AMBAC
       5.850%, 11/15/18                                   1,000           1,148
   Blair County, Hospital Authority, RB
     Callable 10/12/07 @ 100 (D)
       6.900%, 07/01/08                                      75              77
   Bucks County, Water & Sewer
     Authority, RB
     Callable 12/01/07 @ 100 (D)
       6.375%, 12/01/08                                      30              30
   Cambria County, Hospital Development
     Authority, Conemaugh Valley
     Memorial Hospital, RB
     Callable 10/12/07 @ 100 (D)
       7.625%, 09/01/11                                     164             175
   Central Bucks County, School District,
     GO, MBIA
       5.000%, 05/15/13                                     500             531
   Central Dauphin County, School
     District, GO, MBIA
     Pre-Refunded @ 100 (C)
       6.000%, 02/01/19                                   1,900           2,170
   Chester County, Health & Educational
     Facilities Authority, Immaculata
     College, RB
     Callable 10/12/07 @ 100
       5.250%, 10/15/10                                     345             345
   Chester County, Health & Educational
     Facilities Authority, The Devereux
     Foundation, RB, Radian Insured
     Callable 11/01/12 @ 100
       4.400%, 11/01/15                                     100              98
       4.300%, 11/01/14                                     100              98


--------------------------------------------------------------------------------
58                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Cumberland County, Municipal
     Authority, Presbyterian Homes
     Project, Ser A, RB, Radian Insured
     Callable 12/01/12 @ 100
       4.750%, 12/01/19                           $       3,170   $       3,101
   Delaware County, Healthcare Authority,
     Mercy Health Project, Ser A, RB
     Callable 10/12/07 @ 100 (D) (E)
       5.125%, 11/15/12                                     115             115
   Delaware River, Toll Bridge
     Commission, RB
       5.250%, 07/01/13                                   1,475           1,575
   Delaware River, Port Authority of
     Pennsylvania & New Jersey,
     Delaware Bridges Project, RB
     Callable 10/12/07 @ 100 (D)
       6.500%, 01/15/11                                     115             121
   Delaware Valley, Regional Finance
     Authority, RB
       5.500%, 07/01/12                                   1,000           1,070
   Derry Township, Sanitation Sewer
     Authority, RB
     Callable 10/12/07 @ 100 (D)
       6.250%, 08/01/12                                      25              26
   Dover Township, Sewer Authority, RB
     Callable 10/12/07 @ 100 (D)
       6.250%, 05/01/12                                      30              32
   Erie County, Hospital Authority, Erie
     County Geriatric, RB
     Callable 10/12/07 @ 100 (D)
       6.250%, 07/01/11                                      95              99
   Erie, Higher Education Building
     Authority, Gannon University Project,
     RB, AMBAC
     Callable 09/24/07 @ 100 (D)
       7.375%, 06/01/08                                      15              15
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, RB
     Callable 10/12/07 @ 100
       5.700%, 03/15/11                                      85              86
       5.650%, 03/15/10                                     180             181
   Erie, Higher Education Building
     Authority, Mercyhurst College
     Project, Ser A, RB
     Callable 03/15/15 @ 100
       4.750%, 03/15/20                                   1,500           1,440
   Fayette County, Hospital Authority,
     Uniontown Hospital Project, RB
     Callable 09/20/07 @ 101 (E)
       5.750%, 06/15/15                                   1,000           1,011
   Great Valley School District,
     Chester County, GO, FSA
       5.000%, 02/15/15                                   1,500           1,605
       5.000%, 02/15/16                                   1,000           1,072

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Greenwood, School District Authority,
     GO, MBIA
     Callable 10/12/07 @ 100 (D)
       6.750%, 09/01/08                           $          20   $          20
   Hampton Township, Sanitation
     Sewer Authority, RB
     Callable 03/01/08 @ 100 (D)
       6.500%, 09/01/10                                      85              92
   Hickory Township, Municipal Authority,
     RB (D)
       6.250%, 02/01/14                                     305             324
   Horsham Township, Sewer Authority,
     RB, MBIA
     Callable 10/12/07 @ 100 (D)
       6.700%, 01/01/11                                      15              16
   Kennett, Consolidated School District,
     GO, MBIA
       5.000%, 02/15/15                                     505             540
   Lancaster County, Hospital Authority,
     Health Systems Project,
     Ser B, RB
     Callable 03/15/17 @ 100
       5.000%, 03/15/20                                   1,000           1,027
   Lancaster, Area Sewer Authority, RB (D)
       6.750%, 04/01/12                                      10              11
       6.000%, 04/01/12                                     230             241
   Lancaster, Parking Authority, RB
     Callable 10/12/07 @ 100 (D)
       5.750%, 01/01/12                                      35              36
   Lancaster, Solid Waste Management
     Authority, Ser B, RB, AMBAC
     Pre-Refunded @ 101 (C)
       5.375%, 12/15/15                                   1,200           1,237
   Langhorne, Higher Education Authority,
     Woods Services, RB, Radian Insured
     Callable 11/15/11 @ 100
       4.950%, 11/15/16                                   2,485           2,526
       4.650%, 11/15/13                                     850             862
   Lehigh County, General Purpose
     Authority, Lehigh Valley Hospital
     Project, Ser A, RB
     Callable 10/01/07 @ 100 (A)
       3.900%, 09/01/07                                     200             200
   Lower Pottsgrove Township, Sewer
     Authority, RB
     Callable 11/01/07 @ 100 (D)
       6.250%, 05/01/12                                      75              79
   Luzerne County, Ser C, GO, FGIC
       5.250%, 12/15/15                                   1,000           1,092
   McKeesport, Area School District,
     Ser C, GO
     Callable 10/12/07 @ 100 (D)
       5.000%, 04/01/13                                     415             424


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        59

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Meadville, Area Water Authority, RB,
     FSA
       5.125%, 07/01/14                           $         435   $         469
   Mifflin County, Hospital Authority, RB,
     Radian Insured
     Callable 01/01/11 @ 101
       5.500%, 07/01/12                                   1,375           1,461
   Monroe County, Hospital Authority,
     Pocono Medical Center Project,
     Ser A, RB, Radian Insured
     Callable 01/01/12 @ 100
       5.500%, 01/01/22                                   1,000           1,013
   Montgomery County, Higher Education
     & Health Authority, Arcadia
     University, RB, Radian Insured
       5.000%, 04/01/15                                     500             512
   Montgomery County, Higher Education
     & Health Authority, Dickinson
     College, Ser FF1, RB, CIFG
       5.000%, 05/01/16                                   1,140           1,223
   Montgomery County, Industrial
     Development Authority, Resource
     Recreation-Montenay Project,
     Ser A, RB, MBIA
       5.250%, 11/01/14                                   1,000           1,083
   Neshaminy, Water Reserve
     Authority, RB
     Callable 10/12/07 @ 100 (D)
       5.750%, 03/01/11                                      15              15
   Northampton County, Higher Education
     Building Authority, Moravian College,
     RB, Radian Insured
     Callable 07/01/09 @ 100
       5.125%, 07/01/19                                     470             475
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, RB,
     Radian Insured
     Callable 01/01/13 @ 100
       5.500%, 07/01/15                                     995           1,036
   Northampton County, Industrial
     Development Authority, Moravian
     Hall Square Project, Ser B, RB,
     Radian Insured
     Callable 10/12/07 @ 100
       5.350%, 07/01/10                                     100             100
   Northampton County, Municipal Water
     Authority, RB
     Callable 10/12/07 @ 100 (D)
       6.750%, 11/01/13                                      30              32
   Pennsylvania State, 1st Ser, GO
       5.000%, 10/01/15                                   1,300           1,393

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Economic
     Development Financing Authority,
     Colver Project, Ser F, AMT,
     RB, AMBAC
       5.000%, 12/01/14                           $       2,000   $       2,104
   Pennsylvania State, Economic
     Development Financing Authority,
     Dr. Gertrude A. Barber Center
     Project, RB, Radian Insured
     Callable 12/01/10 @ 100
       5.625%, 12/01/15                                     885             919
   Pennsylvania State, Economic
     Development Financing Authority,
     York Water Project, Ser A, AMT,
     RB, XLCA
     Callable 04/01/14 @ 100
       5.000%, 04/01/16                                   1,450           1,507
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser A, RB, MBIA
       5.600%, 11/15/09                                     250             256
       5.600%, 11/15/10                                   2,000           2,073
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser A, RB, MBIA
     Callable 10/12/07 @ 102
       5.875%, 11/15/16                                      25              25
   Pennsylvania State, Higher Education
     Facilities Authority, Allegheny
     Delaware Valley Obligation Project,
     Ser C, RB, MBIA
     Callable 10/12/07 @ 102
       5.875%, 11/15/18                                   3,200           3,245
       5.700%, 11/15/10                                      50              51
       5.400%, 11/15/07                                      50              50
   Pennsylvania State, Higher Education
     Facilities Authority,
     Drexel University, RB
     Callable 11/01/12 @ 100
       5.500%, 05/01/13                                   2,750           2,931
   Pennsylvania State, Higher Education
     Facilities Authority, Philadelphia
     University, RB, Radian Insured
     Pre-Refunded @ 100 (C)
       5.750%, 06/01/15                                     660             694
   Pennsylvania State, Higher Education
     Facilities Authority, UPMC Health
     System Project, Ser A, RB
       5.125%, 01/15/11                                     500             516


--------------------------------------------------------------------------------
60                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Health Project,
     Ser A, RB, AMBAC
       5.000%, 08/15/14                           $       1,000   $       1,066
   Pennsylvania State, Higher Education
     Facilities Authority, University of
     Pennsylvania Health Project,
     Ser A, RB, MBIA
     Callable 07/01/08 @ 100
       5.375%, 01/01/14                                   2,000           2,025
   Pennsylvania State, Higher Education
     Facilities Authority, University of the
     Arts, RB, Radian Insured
     Callable 03/15/10 @ 100
       5.500%, 03/15/13                                   1,025           1,053
   Pennsylvania State, Higher Education
     Facilities Authority, Widener
     University, RB
     Callable 07/15/13 @ 100
       5.000%, 07/15/20                                   1,000           1,000
   Pennsylvania State, Housing Finance
     Agency, RB (D)
       7.750%, 12/01/07                                      25              25
   Pennsylvania State, Housing Finance
     Agency, Ser 97A, AMT, RB
     Callable 10/12/07 @ 100
       4.500%, 10/01/22                                   1,000             925
   Pennsylvania State, Intergovernmental
     Authority, Philadelphia Funding
     Project, Special Tax, FGIC
     Callable 06/15/09 @ 100
       5.250%, 06/15/15                                   3,100           3,174
   Pennsylvania State, University Project,
     Ser B, RB
       5.250%, 08/15/21                                   1,000           1,088
   Philadelphia, Airport Authority,
     Ser B, AMT, RB, FSA
       5.000%, 06/15/17                                     750             782
   Philadelphia, GO, CIFG
       5.000%, 08/01/17                                   1,000           1,063
   Philadelphia, Gas Works Authority,
     12th Ser B, RB, MBIA (D)
       7.000%, 05/15/20                                   1,625           1,895
   Philadelphia, Hospital & Higher
     Education Facilities Authority,
     Jefferson Health Systems Project,
     Ser A, RB, AMBAC
     Callable 05/15/08 @ 101
       5.125%, 05/15/18                                   1,000           1,017
   Philadelphia, Industrial Development
     Authority, Elmira Project, Ser A, RB
     Pre-Refunded @ 102 (C) (E)
       5.300%, 02/01/22                                   1,065           1,093

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Philadelphia, Parking Authority,
     RB, AMBAC
     Callable 02/01/09 @ 101
       5.250%, 02/01/15                           $         225   $         232
   Philadelphia, Redevelopment Authority,
     Multi-Family Housing Authority,
     Woodstock Project, RB, HUD
     Callable 08/01/08 @ 100
       5.450%, 02/01/23                                   1,250           1,255
   Philadelphia, School District,
     Ser B, GO, AMBAC
       5.000%, 04/01/13                                     500             529
   Philadelphia, Water & Wastewater
     Authority, Ser A, RB, AMBAC
       5.000%, 08/01/15                                   1,000           1,069
   Pittsburgh, Public Parking Authority,
     Saint Francis General Hospital
     Project, RB
     Callable 10/12/07 @ 100 (D)
       6.625%, 10/01/12                                      25              27
   Pittsburgh, Ser A, GO, AMBAC
       5.500%, 09/01/14                                   1,885           1,986
   Pittsburgh, Ser B, GO, FSA
       5.250%, 09/01/15                                   1,000           1,086
   Pittsburgh, Urban Redevelopment
     Authority, Home Improvement
     Loan Project, Ser B, RB
     Callable 08/01/08 @ 101
       5.150%, 02/01/17                                     175             176
   Pittsburgh, Urban Redevelopment
     Authority, Ser B, RB
     Callable 10/01/08 @ 101 (E)
       4.700%, 10/01/10                                      90              91
   Pittsburgh, Urban Redevelopment
     Authority, Triangle Tax Increment,
     Ser A, TA
     Callable 10/12/07 @ 100 (B)
       6.000%, 12/01/11                                   2,180           2,192
   Pittsburgh, Urban Redevelopment
     Authority, Triangle Tax Increment,
     Ser B, TA
     Callable 10/12/07 @ 100 (B)
       6.250%, 03/15/15                                   1,800           1,823
   Quakertown, Hospital Authority,
     Community Hospital Project, RB (D)
       7.125%, 01/01/11                                      70              74
   Reading, Area Water Authority,
     RB, FSA
     Callable 06/01/17 @ 100
       5.000%, 12/15/21                                   2,080           2,169


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        61

SCHEDULE OF INVESTMENTS

Pennsylvania Municipal Bond Fund (Concluded)

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Scranton-Lackawanna, Health &
     Welfare Authority, Moses Taylor
     Hospital, RB
     Callable 10/12/07 @ 100 (D)
       6.625%, 07/01/09                           $         255   $         263
   Shaler Township, School District
     Authority, GO
     Callable 10/12/07 @ 100 (D)
       6.250%, 04/15/08                                      10              10
   South Fayette Township, Sanitation
     Authority, RB
     Callable 10/12/07 @ 100 (D)
       6.375%, 11/01/12                                     100             106
   South Fork, Municipal Authority,
     Conemaugh Health Systems Project,
     Ser A, RB, MBIA
     Callable 10/01/07 @ 100 (A)
       3.920%, 09/01/07                                     200             200
   South Fork, Municipal Authority,
     Conemaugh Valley Memorial
     Hospital, RB (E)
       5.625%, 07/01/10                                      15              16
   Southcentral, General Authority,
     Hanover Hospital Project, RB,
     Radian Insured
     Callable 06/01/12 @ 100
       4.900%, 12/01/14                                     545             560
   Susquehanna Township, Sewer
     Authority, RB
     Callable 10/12/07 @ 100 (D)
       6.000%, 11/15/13                                      70              74
   Upper Allen Township, Sewer
     Authority, RB
     Callable 10/12/07 @ 100 (D)
       5.750%, 04/01/13                                     185             197
   Warwick, School District, GO, FGIC
       5.000%, 02/15/15                                   1,000           1,070
   Westmoreland County, Municipal
     Authority, Special Obligation (D)
       9.125%, 07/01/10                                      35              37
   Willistown Township, Municipal
     Authority, RB
     Callable 10/12/07 @ 100 (D)
       6.000%, 01/01/15                                      15              16
   Wrightsville, Municipal Sewer
     Authority, RB
     Callable 10/12/07 @ 100 (D)
       5.625%, 11/15/08                                      15              15
   York County, Industrial Development
     Authority, York Water Project, RB
       3.750%, 12/01/07                                   1,000             983
   York Township, Water & Sewer
     Authority, RB (D)
       5.900%, 08/01/13                                     105             118
                                                                  --------------
                                                                         90,406
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
PUERTO RICO -- 13.4%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
       5.500%, 07/01/16                           $         500   $         555
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser UU, RB, MBIA
       5.000%, 07/01/19                                     500             536
   Puerto Rico Commonwealth,
     Government Development Bank
     Authority, Ser B, RB
       5.000%, 12/01/11                                     250             259
       5.000%, 12/01/13                                     880             921
   Puerto Rico Commonwealth,
     Government Development Bank,
     Ser B, RB
       5.000%, 12/01/14                                     650             681
   Puerto Rico Commonwealth, Highway
     & Transportation Authority,
     Ser AA, RB, MBIA
       5.500%, 07/01/18                                   1,100           1,230
       5.500%, 07/01/19                                   1,000           1,119
   Puerto Rico Commonwealth, Highway
     & Transportation Authority,
     Ser BB, RB, AMBAC
       5.250%, 07/01/17                                   1,500           1,638
   Puerto Rico Commonwealth, Highway
     & Transportation Authority,
     Ser K, RB
       5.000%, 07/01/13                                     480             502
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser N, RB
       5.500%, 07/01/24                                   1,000           1,074
   Puerto Rico Commonwealth, Housing
     Finance Authority, Capital Funding
     Program, RB, HUD
       5.000%, 12/01/13                                     500             522
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
       5.500%, 07/01/16                                   1,000           1,084
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project,
     Ser A, RB (A) (B)
       5.750%, 02/01/08                                   1,635           1,730
   Puerto Rico Commonwealth, Public
     Improvement Project,
     Ser A, GO, MBIA
       5.500%, 07/01/18                                   1,000           1,119


--------------------------------------------------------------------------------
62                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Public
     Improvement Project,
     Ser A, GO, XLCA
       5.500%, 07/01/17                           $       1,050   $       1,169
                                                                  --------------
                                                                         14,139
                                                                  --------------
Total Municipal Bonds
   (Cost $104,068) ($ Thousands)                                        104,545
                                                                  --------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 3.63%+                         39,518              40
                                                                  --------------
Total Cash Equivalent
   (Cost $40) ($ Thousands)                                                  40
                                                                  --------------
Total Investments -- 99.1%
   (Cost $104,108) ($ Thousands)                                  $     104,585
                                                                  ==============

Percentages are based on Net Assets of $105,542 ($ Thousands).

+ Affiliated Security -- See Note 3 in Notes to Financial Statements. Rate shown is the 7-day effective yield as of August 31, 2007.
(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.
(D)   Security is escrowed to maturity.
(E) Securities are collateralized under an agreement from FHA, FNMA, GNMA and Connie Lee.
AMBAC -- American Municipal Bond Assurance Company
AMT -- Income from security is subject to Alternative Minimum Tax. Alternative Minimum Tax is a calculation that adds certain tax preference items back into adjusted gross income.
CIFG -- CDC IXIS Financial Guaranty
Cl -- Class
CONNIE LEE -- College Construction Loan Insurance Association
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
HUD -- Housing Urban Development
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        63

SCHEDULE OF INVESTMENTS

Massachusetts Municipal Bond Fund

August 31, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

27.7%    General Obligations
25.4%    Transportation
12.4%    Education
 7.4%    General Revenue
 5.7%    Healthcare
 4.7%    Power
 4.4%    Water
 4.2%    Industrial Development
 2.9%    Pollution Control
 1.9%    Housing
 1.9%    Public Facilities
 1.3%    Utilities
 0.1%    Short Term Investment

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.8%

MASSACHUSETTS -- 88.1%
   Ashland, GO, AMBAC
       5.000%, 05/15/15                           $         230   $         246
   Boston, Ser A, GO
       5.000%, 01/01/14                                   1,000           1,066
   Erving, GO
       5.375%, 06/15/12                                     500             507
   Fall River, GO, FSA
     Callable 02/01/13 @ 101
       5.250%, 02/01/15                                   1,000           1,075
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB
       5.875%, 03/01/15                                     185             208
       5.500%, 03/01/12                                     500             522
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, FGIC
       7.000%, 03/01/11                                     270             299
       7.000%, 03/01/21                                     500             598
   Massachusetts Bay, Transportation
     Authority, General Transportation
     System Project, Ser A, RB, MBIA
       7.000%, 03/01/11                                   1,100           1,216
   Massachusetts Bay, Transportation
     Authority, Ser A, SPA
       5.000%, 07/01/15                                   1,000           1,066
   Massachusetts Bay, Transportation
     Authority, Ser A, SPA
     Callable 07/01/10 @ 100
       5.750%, 07/01/13                                      45              47
   Massachusetts Bay, Transportation
     Authority, Ser B, Special Tax
       5.250%, 07/01/21                                   1,000           1,086

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts Bay, Transportation
     Authority, Ser C, RB
       5.500%, 07/01/18                           $         245   $         272
       5.250%, 07/01/13                                     500             538
       5.250%, 07/01/21                                     250             272
   Massachusetts Bay, Transportation
     Authority, Ser C, RB (D)
       5.500%, 07/01/18                                       5               6
   Massachusetts State, Consolidated
     Loan, Ser B, GO, FSA
     Pre-Refunded @ 100 (C)
       5.500%, 03/01/12                                     500             536
   Massachusetts State, Consolidated
     Loan, Ser D, GO, MBIA
       5.500%, 11/01/15                                     500             554
   Massachusetts State, Consolidated
     Loan, Ser E, GO, FSA
     Pre-Refunded @ 100 (C)
       5.250%, 01/01/13                                     500             534
   Massachusetts State, Development
     Finance Agecy, Boston College
     Project, Ser P, RB
     Callable 07/01/17 @ 100
       5.000%, 07/01/19                                     250             264
   Massachusetts State, Development
     Finance Agency, Biomedical
     Research Project, Ser C, RB
     Callable 08/01/10 @ 101
       6.000%, 08/01/11                                     210             221
   Massachusetts State, Development
     Finance Agency, Boston University
     Project, Ser R-2, RB, XLCA (A)
       3.900%, 09/01/07                                     400             400
   Massachusetts State, Development
     Finance Agency, Boston University
     Project, Ser R-4, RB, XLCA (A)
       3.900%, 09/01/07                                     100             100
   Massachusetts State, Development
     Finance Agency, College of
     Pharmacy & Allied Health Sciences
     Project, Ser C, RB
       5.000%, 07/01/10                                     175             178
   Massachusetts State, Development
     Finance Agency, Emerson College
     Project, Ser A, RB
       5.000%, 01/01/14                                   1,000           1,047
   Massachusetts State, Development
     Finance Agency, Hampshire College
     Project, RB
       5.150%, 10/01/14                                     450             458


--------------------------------------------------------------------------------
64                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Development
     Finance Agency, Holy Cross Project,
     RB, AMBAC
     Callable 09/01/17 @ 100
       5.000%, 09/01/18                           $         250   $         266
   Massachusetts State, Development
     Finance Agency, Visual &
     Performing Arts Project, RB
       5.750%, 08/01/14                                     500             549
   Massachusetts State, Development
     Finance Agency, Williston
     Northampton School Project, RB
     Pre-Refunded @ 102 (C)
       6.000%, 10/01/08                                     125             129
   Massachusetts State, Federal Highway
     Project, Ser A, RB, MBIA
       5.250%, 12/15/12                                     500             534
   Massachusetts State, GO
       5.000%, 07/01/12                                     350             369
   Massachusetts State, Health &
     Educational Facilities Authority,
     Baystate Medical Center Project,
     Ser F, RB
       5.000%, 07/01/10                                     250             254
   Massachusetts State, Health &
     Educational Facilities Authority,
     Lahey Clinic Medical Center,
     Ser C, RB, FGIC
       5.000%, 08/15/15                                   1,320           1,402
   Massachusetts State, Health &
     Educational Facilities Authority,
     Massachusetts Institute Technology
     Project, Ser L, RB
       5.000%, 07/01/13                                   1,500           1,600
   Massachusetts State, Health &
     Educational Facilities Authority,
     North Adams Regional Hospital
     Project, Ser C, RB
     Callable 10/12/07 @ 101
       6.750%, 07/01/09                                      15              15
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Project,
     Ser E, RB
       5.000%, 07/01/12                                     500             517
   Massachusetts State, Health &
     Educational Facilities Authority,
     Partners Healthcare Systems
     Project, Ser G, RB
     Callable 07/01/17 @ 100
       5.000%, 07/01/18                                     200             207

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Health &
     Educational Facilities Authority,
     Tufts University Project, Ser J, RB
       5.500%, 08/15/15                           $         605   $         667
   Massachusetts State, Housing Finance
     Agency, Ser E, AMT, RB
     Callable 12/01/14 @ 100
       5.000%, 12/01/28                                     250             243
   Massachusetts State, Housing Finance
     Agency, Single Family Housing
     Project, Ser 3, AMT, RB (A)
       4.200%, 02/01/14                                     565             549
   Massachusetts State, Industrial
     Finance Agency, Boston Edison
     Project, Ser A, RB
     Callable 10/12/07 @ 100
       5.750%, 02/01/14                                     925             926
   Massachusetts State, Municipal
     Wholesale Electric Authority, Nuclear
     Project, Ser 3-A, RB, MBIA
     Callable 01/01/12 @ 101
       5.250%, 07/01/12                                     500             530
   Massachusetts State, Port Authority,
     Bosfuel Project, AMT, RB, FGIC
       5.000%, 07/01/16                                     750             785
   Massachusetts State, Port Authority,
     Ser A, RB
       5.750%, 07/01/12                                     450             487
   Massachusetts State, Port Authority,
     Ser C, AMT, RB, FSA
       5.000%, 07/01/15                                   1,150           1,212
   Massachusetts State, School Building
     Authority, Ser A, RB, FSA
       5.000%, 08/15/14                                     750             800
   Massachusetts State, Ser A, GAN,
     MBIA
       5.500%, 12/15/13                                   1,000           1,090
   Massachusetts State, Ser A, GO
       6.000%, 11/01/11                                     200             217
   Massachusetts State, Ser A, GO, FSA
       5.250%, 08/01/20                                     500             545
   Massachusetts State, Ser B, GO (A)
       4.050%, 09/06/07                                     100             100
   Massachusetts State, Ser B, GO,
     FGIC (D)
       7.000%, 07/01/09                                     400             415
   Massachusetts State, Ser B, GO, FSA
       5.250%, 09/01/21                                     500             545
   Massachusetts State, Ser C, GO, MBIA
       5.500%, 12/01/20                                     750             837
   Massachusetts State, Ser D, GO
       5.500%, 10/01/16                                     200             221
   Massachusetts State, Ser D, GO, MBIA
       5.500%, 11/01/12                                   1,000           1,082


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        65

SCHEDULE OF INVESTMENTS

Massachusetts Municipal Bond Fund (Concluded)

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Massachusetts State, Special
     Obligation, FGIC
     Pre-Refunded @ 100 (C)
       5.000%, 01/01/14                           $         250   $         266
   Massachusetts State, Special
     Obligation, Ser A, GAN, FSA
       5.000%, 12/15/13                                   1,600           1,695
   Massachusetts State, Water Pollution
     Abatement Authority, Pool Program,
     Ser 8, RB
     Callable 08/01/12 @ 100
       5.250%, 08/01/13                                       5               5
   Massachusetts State, Water Pollution
     Abatement Authority, Pool Program,
     Ser 8, RB
     Pre-Refunded @ 100 (C)
       5.250%, 08/01/12                                     245             261
   Massachusetts State, Water Pollution
     Abatement Authority, Pool Program,
     Ser A, RB
       5.250%, 08/01/14                                     625             677
   Massachusetts State, Water Resources
     Authority, Ser B, RB, FSA
       5.250%, 08/01/23                                     500             542
   Massachusetts State, Water Resources
     Authority, Ser B, RB, MBIA (D)
       6.250%, 12/01/11                                     300             330
   Massachusetts State, Water Resources
     Authority, Ser C, RB
       6.000%, 12/01/11                                     105             114
   Massachusetts State, Water Resources
     Authority, Ser C, RB (D)
       6.000%, 12/01/11                                     170             185
   Springfield, Municipal Purpose Loan,
     GO, FSA
       5.750%, 08/01/14                                   1,000           1,110
   Springfield, Municipal Purpose Loan,
     GO, MBIA
       5.250%, 08/01/15                                   1,000           1,084
   Springfield, Water & Sewer
     Commission, Ser A, RB, AMBAC
     Callable 07/15/16 @ 100
       5.000%, 07/15/17                                     500             533
                                                                  --------------
                                                                         37,211
                                                                  --------------
PUERTO RICO -- 10.0%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser KK, RB, FSA
       5.250%, 07/01/12                                     600             640
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser LL, RB, MBIA
       5.500%, 07/01/18                                     250             280

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
       5.500%, 07/01/16                           $         250   $         277
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser UU, RB, FSA
       5.000%, 07/01/14                                     200             214
   Puerto Rico Commonwealth, GO
       6.500%, 07/01/13                                     250             280
   Puerto Rico Commonwealth,
     Government Development Bank,
     Ser B, RB
       5.000%, 12/01/14                                     250             262
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser CC, RB
       5.000%, 07/01/14                                     300             315
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser Y,
     RB, MBIA
       6.250%, 07/01/14                                       5               6
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, Ser Y,
     RB, MBIA (D)
       6.250%, 07/01/14                                      45              52
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
       5.500%, 07/01/12                                     500             531
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB
     Callable 07/01/12 @ 100 (A)
       5.000%, 07/01/08                                     250             258
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project,
     Ser A, RB (A) (B)
       5.750%, 02/01/08                                     800             846
   Puerto Rico Commonwealth,
     Ser A, GO (A)
       5.000%, 07/01/08                                     250             258
                                                                  --------------
                                                                          4,219
                                                                  --------------
VIRGIN ISLANDS -- 0.7%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
       5.625%, 10/01/10                                     285             290
                                                                  --------------
Total Municipal Bonds
   (Cost $41,705) ($ Thousands)                                          41,720
                                                                  --------------


--------------------------------------------------------------------------------
66                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                                  Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.1%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 3.63%+                         50,771   $          51
                                                                  --------------
Total Cash Equivalent
   (Cost $51) ($ Thousands)                                                  51
                                                                  --------------
Total Investments -- 98.9%
   (Cost $41,756) ($ Thousands)                                   $      41,771
                                                                  ==============

Percentages are based on Net Assets of $42,238 ($ Thousands).

+ Affiliated Security -- See Note 3 in Notes to Financial Statements. Rate shown is the 7-day effective yield as of August 31, 2007.
(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.
(D)   Security is escrowed to maturity.
AMBAC -- American Municipal Bond Assurance Company
AMT -- Income from security is subject to Alternative Minimum Tax. Alternative Minimum Tax is a calculation that adds certain tax preference items back into adjusted gross income.
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        67

SCHEDULE OF INVESTMENTS

New Jersey Municipal Bond Fund

August 31, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

32.9%    Transportation
15.5%    Education
14.5%    General Obligations
10.9%    Industrial Development
 7.5%    Healthcare
 5.9%    General Revenues
 5.4%    Utilities
 2.2%    Public Facilities
 2.2%    Pollution Control
 1.8%    Power
 1.1%    Water
 0.1%    Short Term Investment

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.1%

NEW JERSEY -- 87.1%
   Atlantic County, Public Facilities
     Lease Agreement, COP, FGIC
       6.000%, 03/01/13                           $       1,000   $       1,103
   Bergen County, Utilities Authority,
     Water Pollution Control Project,
     Ser A, RB, FGIC
       5.000%, 12/15/10                                   1,000           1,040
   Burlington County, Bridge
     Commissioner, Governmental Loan
     Program, RB
     Callable 10/15/12 @ 100
       5.000%, 10/15/13                                   1,290           1,360
   Burlington County, Bridge
     Commissioner, Governmental Loan
     Program, RB, AMBAC
       5.000%, 05/15/11                                   1,230           1,286
       5.000%, 12/15/13                                   1,000           1,066
   Camden County, Municipal Utilities
     Authority, County Agreement Project,
     Ser B, RB, FGIC
       5.000%, 07/15/15                                   1,750           1,867
   Cumberland County, Improvement
     Authority, County Guaranteed
     Project, RB, MBIA
       5.000%, 01/01/13                                     500             529
   East Orange, Ser A, GO, FSA
       5.000%, 08/01/12                                   1,185           1,252
   Freehold, Regional High School
     District, GO, FGIC
       5.000%, 03/01/15                                   1,280           1,369
   Garden State, Preservation Trust,
     Ser C, RB, FSA
       5.125%, 11/01/16                                   1,000           1,083

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Gloucester, Industrial Pollution
     Authority, Pollution Control-
     Exxonmobil Project, RB
     Callable 09/11/07 @ 100 (A)
       3.730%, 09/01/07                           $         100   $         100
   Jersey City, General Improvements,
     Ser A, GO, FSA
       6.250%, 10/01/11                                   1,225           1,335
   Jersey City, General Improvements,
     Ser B, GO, FSA
     Pre-Refunded @ 102 (B)
       5.000%, 09/01/11                                   1,005           1,072
   Lafayette Yard, Community
     Development Authority, Trenton
     Hotel/Conference Center Project,
     RB, MBIA
     Pre-Refunded @ 101 (B)
       6.125%, 04/01/10                                     500             535
       5.250%, 04/01/10                                     540             566
   Mantua Township, School Board
     Reserve Fund, GO, MBIA
     Pre-Refunded @ 100 (B)
       5.700%, 03/01/09                                     850             875
   New Jersey State Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB, FSA
       5.500%, 12/15/16                                   3,000           3,341
   New Jersey State, Casino Reinvestment
     Authority, Ser A, RB, MBIA
       5.000%, 06/01/14                                   3,000           3,199
   New Jersey State, Economic
     Development Authority, Masonic
     Charity Foundation Project, RB
     Callable 06/01/11 @ 102
       5.000%, 06/01/12                                     890             923
   New Jersey State, Economic
     Development Authority, Motor
     Vehicle Surcharge Revenue Project,
     Ser A, RB, MBIA
     Callable 07/01/14 @ 100
       5.250%, 07/01/15                                   2,000           2,156
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction
     Project, RB, FGIC
     Pre-Refunded @ 100 (B)
       5.000%, 09/01/14                                   1,900           2,035
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser C, RB, MBIA
     Pre-Refunded @ 100 (B)
       5.000%, 06/15/12                                   3,200           3,382


--------------------------------------------------------------------------------
68                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser G, RB, AMBAC
     Pre-Refunded @ 100 (B)
       5.000%, 09/01/13                           $       1,550   $       1,650
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser I, RB
       5.000%, 09/01/13                                   1,000           1,059
   New Jersey State, Economic
     Development Authority, School
     Facilities Construction Project,
     Ser I, RB
     Pre-Refunded @ 100 (B)
       5.250%, 09/01/14                                   1,275           1,381
   New Jersey State, Economic
     Development Authority, Trenton
     Office Complex, RB, FSA
       5.250%, 06/15/11                                   1,400           1,477
   New Jersey State, Educational Facilities
     Authority, Fairleigh Dickinson
     Project, Ser C, RB
       6.000%, 07/01/12                                   1,670           1,749
   New Jersey State, Educational Facilities
     Authority, Princeton University
     Project, Ser E, RB
       5.000%, 07/01/15                                   2,500           2,689
   New Jersey State, Educational Facilities
     Authority, Princeton University
     Project, Ser F, RB (A)
       3.680%, 09/01/07                                     320             320
   New Jersey State, Educational Facilities
     Authority, Ramapo College Project,
     Ser I, RB, AMBAC
       5.000%, 07/01/18                                   1,620           1,729
   New Jersey State, Environmental
     Infrastructure, Wastewater Treatment
     Project, Ser C, RB
       5.000%, 07/01/11                                   1,125           1,177
   New Jersey State, GO
     Pre-Refunded @ 100 (B)
       6.000%, 05/01/10                                   1,500           1,588
   New Jersey State, Garden State
     Preservation Trust, Ser A, RB, FSA
       5.250%, 11/01/11                                   2,000           2,120
   New Jersey State, Healthcare Facilities
     Financing Authority, Atlantic Care
     Medical Center Project, RB
     Callable 07/01/17 @ 100
       5.000%, 07/01/21                                   2,000           2,026

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Healthcare Facilities
     Financing Authority, Burdette Tomlin
     Memorial Hospital Project, RB
     Callable 07/01/09 @ 101
       5.250%, 07/01/11                           $         535   $         547
   New Jersey State, Healthcare Facilities
     Financing Authority, Childrens
     Specialized Hospital, Ser A, RB
       5.000%, 07/01/12                                     400             403
       5.000%, 07/01/14                                     510             513
   New Jersey State, Healthcare Facilities
     Financing Authority, Childrens
     Specialized Hospital, Ser A, RB
     Callable 07/01/15 @ 100
       5.000%, 07/01/18                                     200             197
   New Jersey State, Healthcare Facilities
     Financing Authority, Health Systems
     Obligation Group, Ser A, RB
       5.000%, 07/01/08                                   1,000           1,004
   New Jersey State, Healthcare Facilities
     Financing Authority, Palisades
     Medical Center Project,
     RB, ACA Insured
     Callable 07/01/09 @ 101
       4.800%, 07/01/10                                     615             618
   New Jersey State, Healthcare Facilities
     Financing Authority, RWJ Health
     Care Corporation Project, Ser B, RB,
     Radian Insured
       5.000%, 07/01/13                                   1,000           1,023
       5.000%, 07/01/14                                     570             582
   New Jersey State, Healthcare Facilities
     Financing Authority, South Jersey
     Hospital Project, RB
     Callable 07/01/09 @ 101
       5.000%, 07/01/17                                   1,875           1,895
   New Jersey State, Highway Authority,
     Garden State Parkway Project,
     RB, FGIC (C)
       5.500%, 01/01/12                                   1,700           1,822
   New Jersey State, Highway Authority,
     Garden State Parkway Project,
     RB, FGIC
     Pre-Refunded @ 100 (B)
       5.250%, 01/01/12                                   1,480           1,571
   New Jersey State, Ser H, GO
       5.250%, 07/01/11                                   2,000           2,108
   New Jersey State, Ser H, GO, FSA
       5.250%, 07/01/15                                   1,485           1,615
   New Jersey State, Transportation
     Administration, Federal
     Transportation Grants, Ser B, COP,
     AMBAC
       5.500%, 09/15/11                                   3,450           3,672


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        69

SCHEDULE OF INVESTMENTS

New Jersey Municipal Bond Fund (Concluded)

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB (C)
       5.500%, 06/15/13                           $       1,070   $       1,165
       5.000%, 06/15/10                                     165             171
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser A, RB, FGIC (C)
       5.250%, 06/15/13                                   1,065           1,145
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser B, RB, FGIC
       5.500%, 12/15/20                                   2,000           2,219
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser B, RB, MBIA
     Pre-Refunded @ 100 (B)
       5.000%, 12/15/11                                   1,110           1,168
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser C, RB
     Pre-Refunded @ 100 (B)
       5.500%, 06/15/13                                   2,420           2,634
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser C, RB, FGIC (C)
       5.250%, 06/15/12                                   2,500           2,669
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser C, RB, FGIC
     Pre-Refunded @ 100 (B)
       5.250%, 06/15/15                                   1,165           1,270
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser C, RB, FSA (C)
       5.750%, 12/15/14                                   2,070           2,320
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser C, RB, MBIA (C)
       5.250%, 06/15/13                                   3,000           3,227
   New Jersey State, Transportation Trust
     Fund, Transportation Systems
     Project, Ser D, RB, AMBAC
     Pre-Refunded @ 100 (B)
       5.000%, 06/15/15                                   2,115           2,270
   New Jersey State, Turnpike Authority,
     Ser A, RB, MBIA
       5.750%, 01/01/10                                   1,615           1,689
   New Jersey State, Turnpike Authority,
     Ser A, RB, MBIA (C)
       6.000%, 01/01/11                                   1,000           1,072
   Ocean County, Waste Utilities
     Authority, RB
       5.250%, 01/01/10                                   1,910           1,941

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Passaic Valley, Sewer Authority,
     Ser F, RB, FGIC
       5.000%, 12/01/12                           $       1,270   $       1,346
   Rahway, COP, MBIA
     Callable 02/15/10 @ 101
       5.400%, 02/15/13                                     475             496
       5.300%, 02/15/12                                     450             470
   Southeast Morris County, Water
     Authority, RB, MBIA
     Callable 01/01/11 @ 100
       5.000%, 01/01/13                                   1,215           1,257
   Trenton, GO, MBIA
       5.000%, 12/01/11                                   1,360           1,430
   Union City, Industrial Pollution Control
     Authority, Exxon Project, RB (A)
       3.730%, 09/01/07                                     880             880
   West Orange, GO
     Pre-Refunded @ 100 (B)
       5.450%, 02/15/10                                     980           1,021
   West Windsor Plainsboro, Regional
     School District, GO, FSA
       5.000%, 12/01/12                                   1,100           1,166
       5.000%, 09/15/15                                     540             580
       5.000%, 09/15/16                                   1,075           1,157
       5.000%, 09/15/17                                     635             684
                                                                  --------------
                                                                        103,456
                                                                  --------------
NEW YORK -- 2.7%
   Port Authority New York & New Jersey,
     One Hundred Forty Eighth Project,
     RB, FSA
     Callable 08/15/07 @ 100
       5.000%, 08/15/19                                   3,000           3,196
                                                                  --------------
                                                                          3,196
                                                                  --------------
PUERTO RICO -- 9.3%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser JJ, RB, XLCA
       5.375%, 07/01/17                                   1,000           1,103
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser UU, RB, MBIA
       5.000%, 07/01/19                                   1,000           1,073
   Puerto Rico Commonwealth,
     Government Development Bank,
     Ser B, RB
       5.000%, 12/01/14                                   1,000           1,048
   Puerto Rico Commonwealth, Highway
     & Transportation Authority,
     Ser E, RB, FSA
       5.500%, 07/01/12                                   1,015           1,094


--------------------------------------------------------------------------------
70                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Municipal
     Finance Agency, Ser B, GO, FSA
     Callable 08/01/09 @ 101
       5.750%, 08/01/12                           $       1,000   $       1,048
   Puerto Rico Commonwealth, Public
     Improvement Project,
     Ser A, GO, FGIC
       5.500%, 07/01/16                                   1,000           1,112
       5.500%, 07/01/19                                   2,600           2,910
   Puerto Rico Commonwealth, Public
     Improvement Project, Ser A, GO, MBIA
       5.500%, 07/01/18                                   1,000           1,119
   Puerto Rico Commonwealth, Public
     Improvement Project, Ser A, GO,
     XLCA
       5.500%, 07/01/17                                     500             556
                                                                  --------------
                                                                         11,063
                                                                  --------------
Total Municipal Bonds
   (Cost $117,716) ($ Thousands)                                        117,715
                                                                  --------------
CASH EQUIVALENT -- 0.1%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 3.63%+                         74,395              74
                                                                  --------------
Total Cash Equivalent
   (Cost $74) ($ Thousands)                                                  74
                                                                  --------------
Total Investments -- 99.2%
   (Cost $117,790) ($ Thousands)                                  $     117,789
                                                                  ==============

Percentages are based on Net Assets of $118,700 ($ Thousands).

+ Affiliated Security -- See Note 3 in Notes to Financial Statements. Rate shown is the 7-day effective yield as of August 31, 2007.
(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.
(C)   Security is escrowed to maturity.
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
COP -- Certificate of Participation
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        71

SCHEDULE OF INVESTMENTS

New York Municipal Bond Fund

August 31, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

22.1%    Transportation
19.4%    Education
14.8%    General Obligations
13.3%    General Revenue
 5.7%    Industrial Development
 5.0%    Housing
 4.7%    Power
 3.8%    Public Facilities
 3.7%    Water
 3.0%    Healthcare
 2.9%    Pollution Control
 1.6%    Utilities
 0.0%    Short Term Investment

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 100.7%

NEW YORK -- 89.1%
   Amherst, Industrial Development
     Agency, Civic Center Project,
     Ser A, RB, Radian Insured (A)
       4.200%, 10/01/31                           $         495   $         493
   Cornwall, Central School District,
     GO, FGIC
       5.000%, 10/15/14                                     525             562
   Dutchess County, Industrial
     Development Agency, Bard College
     Civic Facilities Project, Ser A-1, RB
       5.000%, 08/01/17                                     500             521
   Dutchess County, Industrial
     Development Authority,
     IBM Project, AMT, RB (A)
       5.450%, 12/01/07                                   1,500           1,543
   Long Island, Power Authority, New York
     Electric Systems Project, Ser A,
     RB, FSA (D)
       5.500%, 12/01/12                                   1,500           1,630
       5.500%, 12/01/13                                   1,475           1,615
   Long Island, Power Authority, Ser E,
     RB, FGIC
     Callable 12/01/16 @ 100
       5.000%, 12/01/17                                     500             534
   Long Island, Power Authority, Ser E,
     RB, MBIA
     Callable 12/01/16 @ 100
       5.000%, 12/01/18                                   1,215           1,289
   Long Island, Power Authority, Ser F,
     RB, MBIA
       5.000%, 05/01/15                                   1,000           1,067
   Metropolitan New York, Tranportation
     Authority, Ser E-2, RB
     Callable 09/11/07 @ 100 (A) (B)
       4.050%, 09/06/07                                   1,000           1,000

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Metropolitan New York, Transportation
     Authority, Ser A, RB
       5.000%, 11/15/13                           $       1,000   $       1,061
   Metropolitan New York, Transportation
     Authority, Ser A, RB, FGIC
     Callable 11/15/11 @ 100
       5.250%, 11/15/12                                   1,000           1,060
   Metropolitan New York, Transportation
     Authority, Ser A, RB, FGIC
     Callable 11/15/17 @ 100
       5.000%, 11/15/18                                   1,000           1,066
   Metropolitan New York, Transportation
     Authority, Ser A, RB, MBIA
       5.000%, 11/15/11                                   1,550           1,632
       5.000%, 11/15/14                                   1,290           1,386
   Metropolitan New York, Transportation
     Authority, Ser C, RB
       5.000%, 11/15/12                                   1,000           1,055
   Metropolitan New York, Transportation
     Authority, Ser C, RB, AMBAC
       5.000%, 11/15/13                                   1,000           1,069
   Metropolitan New York, Transportation
     Authority, Ser G, RB
     Callable 09/11/07 @ 100 (A) (B)
       3.860%, 09/01/07                                     600             600
   Nassau County, Healthcare Facilities
     Authority, RB, FSA
     Pre-Refunded @ 102 (C)
       6.000%, 08/01/09                                   1,000           1,062
   Nassau County, Interim Finance
     Authority, Second Ser A, RB, MBIA
       5.000%, 11/15/14                                     500             537
   Nassau County, Interim Finance
     Authority, Second Ser A-1,
     RB, AMBAC
     Callable 11/15/11 @ 100
       5.375%, 11/15/14                                      75              80
   Nassau County, Interim Finance
     Authority, Second Ser A-1,
     RB, AMBAC
     Pre-Refunded @ 100 (C)
       5.375%, 11/15/11                                     175             187
   Nassau County, Ser A, GO, FGIC
       6.000%, 07/01/10                                     100             106
   New York & New Jersey, Port Authority,
     85th Ser, RB, AMBAC
       5.200%, 09/01/15                                   1,215           1,325
   New York City, Housing Development
     Authority, Capital Funding Program,
     Ser A, RB, FGIC
       5.000%, 07/01/12                                   1,000           1,058


--------------------------------------------------------------------------------
72                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Housing Development
     Authority, Capital Funding Program,
     Ser A, RB, FGIC
     Callable 07/01/15 @ 100
       5.000%, 07/01/16                           $       2,975   $       3,175
   New York City, Industrial Development
     Agency, Terminal One Group
     Association Project, AMT, RB
       5.500%, 01/01/14                                   1,000           1,071
       5.000%, 01/01/10                                     750             765
   New York City, Mount Sinai School
     District, GO, AMBAC
       6.200%, 02/15/14                                     500             565
   New York City, Municipal Water
     Finance Authority, Ser D, RB
       5.000%, 06/15/12                                     570             601
   New York City, Municipal Water
     Finance Authority, Ser F,
     Ser F-2, RB
     Callable 09/11/07 @ 100 (A)
       3.840%, 09/01/07                                     400             400
   New York City, Municipal Water Finance
     Authority, Water & Sewer Systems
     Project, Ser A, RB, AMBAC (D)
       5.875%, 06/15/13                                     750             833
   New York City, Municipal Water Finance
     Authority, Water & Sewer Systems
     Project, Ser A, RB, FGIC (D)
       6.000%, 06/15/10                                   1,000           1,063
   New York City, Municipal Water
     Finance Authority, Water & Sewer
     Systems Project, Ser C, RB
     Callable 09/17/07 @ 100 (A)
       3.840%, 09/01/07                                     600             600
   New York City, Ser A, GO
       5.250%, 11/01/09                                     140             144
       5.000%, 08/01/09                                     500             512
       5.000%, 08/01/10                                   1,750           1,810
   New York City, Ser A, GO (D)
       5.250%, 11/01/09                                     110             114
   New York City, Ser B, GO, FSA
       5.250%, 08/01/13                                   2,000           2,152
   New York City, Ser C, GO
       5.000%, 08/01/13                                     500             529
   New York City, Ser C, GO, CIFG
       5.000%, 08/01/14                                   1,500           1,597
   New York City, Ser C, GO, MBIA
       5.000%, 08/01/15                                     750             803
   New York City, Ser G, GO
       5.000%, 08/01/10                                   1,000           1,034
       5.000%, 08/01/15                                     705             749
   New York City, Ser G, GO, AMBAC
     Callable 02/01/16 @ 100
       5.000%, 08/01/17                                     725             771

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Ser H , GO, FGIC
       6.000%, 08/01/12                           $         750   $         826
   New York City, Ser H, GO
       5.000%, 08/01/13                                     840             888
   New York City, Ser H, GO, FGIC
     Callable 08/01/14 @ 100
       5.000%, 08/01/15                                     750             797
   New York City, Ser I, GO
       5.000%, 08/01/11                                     500             522
       5.000%, 08/01/14                                   2,500           2,651
   New York City, Ser I, GO, MBIA
     Callable 08/01/14 @ 100
       5.000%, 08/01/17                                     500             527
   New York City, Ser J, Sub-Ser J-1, GO
     Callable 06/01/16 @ 100
       5.000%, 06/01/17                                     300             317
   New York City, Ser M, GO
       5.000%, 04/01/13                                     700             738
   New York City, Sub-Ser F-1, GO
       5.000%, 09/01/13                                     750             793
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB (E)
       5.500%, 11/01/07                                     750             798
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser A, RB
     Pre-Refunded @ 101 (C)
       5.500%, 02/15/10                                   1,000           1,053
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
       5.000%, 11/01/13                                   1,000           1,065
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Pre-Refunded @ 101 (C)
       5.000%, 05/15/08                                     305             311
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Callable 02/01/11 @ 100 (A)
       5.250%, 02/01/29                                     750             784
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Pre-Refunded @ 101 (C)
       6.000%, 05/15/10                                     500             535
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser C, RB
       5.500%, 02/01/09                                   1,105           1,133


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        73

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York City, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser D-2, RB
     Callable 05/01/14 @ 100
       5.000%, 11/01/14                           $       1,000   $       1,065
   New York City, Transitional Finance
     Authority, Ser S-1, RB, FGIC
       5.000%, 07/15/16                                     350             376
   New York City, Transportation Facilities
     Authority, Livingston Plaza Project,
     RB, FSA (D)
       5.400%, 01/01/18                                     105             113
   New York State, Dormitory Authority,
     Aids Long-Term Health Care
     Facilities, RB, SONYMA
       5.000%, 11/01/10                                   1,500           1,544
   New York State, Dormitory Authority,
     City University System Construction
     Project, 5th General,
     Ser A, RB, FGIC
       5.000%, 07/01/13                                   2,000           2,131
   New York State, Dormitory Authority,
     City University System, Special
     Obligation, Ser D, RB, FGIC
       5.750%, 07/01/12                                   1,000           1,050
   New York State, Dormitory Authority,
     Education Project, Ser D, RB
       5.000%, 03/15/14                                   1,000           1,066
   New York State, Dormitory Authority,
     Educational Facilities Project,
     Ser A, RB
       5.500%, 05/15/13                                     810             867
   New York State, Dormitory Authority,
     Health Quest Systems Project,
     Ser B, RB
       5.000%, 07/01/15                                     740             789
       5.000%, 07/01/16                                     655             699
   New York State, Dormitory Authority,
     Interfaith Medical Center Project, RB
       5.000%, 02/15/18                                   1,000           1,052
   New York State, Dormitory Authority,
     Manhattan College, RB, Radian
     Insured
       5.500%, 07/01/11                                     900             950
   New York State, Dormitory Authority,
     Mental Health Project,
     Ser G, RB, AMBAC
       5.250%, 08/15/09                                     385             396
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Improvement Project,
     Ser C, RB, FGIC
       5.000%, 02/15/13                                     800             847

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Improvement Project, Ser D, RB
     Callable 02/15/15 @ 100
       5.000%, 08/15/19                           $       2,000   $       2,090
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Improvement Project,
     Ser D, RB, FGIC
     Callable 02/15/15 @ 100
       5.000%, 02/15/16                                   1,500           1,592
   New York State, Dormitory Authority,
     Mental Health Services Facilities
     Project, Ser B, RB
       6.500%, 08/15/08                                     250             257
       6.500%, 08/15/09                                     400             420
   New York State, Dormitory Authority,
     Montefiore Medical Center Project,
     RB, FGIC
       5.000%, 02/01/13                                     500             528
   New York State, Dormitory Authority,
     New York State Department of
     Health, RB
       5.250%, 07/01/13                                     500             535
   New York State, Dormitory Authority,
     New York University Project,
     Ser A, RB, MBIA
       6.000%, 07/01/19                                     100             116
   New York State, Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC
       5.500%, 02/01/09                                     300             308
       5.500%, 08/01/09                                     500             516
   New York State, Dormitory Authority,
     Presbyterian Hospital Project,
     RB, AMBAC
     Callable 02/01/08 @ 101
       4.400%, 08/01/13                                       5               5
   New York State, Dormitory Authority,
     Rochester Institute of Technology,
     Ser A, RB, AMBAC
       5.000%, 07/01/12                                   1,000           1,058
       5.000%, 07/01/13                                   1,000           1,065
   New York State, Dormitory Authority,
     Ryan/Clinton Community Health
     Project, RB, SONYMA
       5.400%, 07/01/09                                     250             256
   New York State, Dormitory Authority,
     Ser B, RB (A)
       5.250%, 11/15/23                                   5,500           5,823
   New York State, Dormitory Authority,
     Ser B, RB, XLCA (A)
       5.250%, 01/01/08                                   1,750           1,878


--------------------------------------------------------------------------------
74                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Dormitory Authority,
     Siena College, RB, MBIA
       5.000%, 07/01/16                           $         500   $         537
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, RB, MBIA
     Pre-Refunded @ 101 (C)
       6.000%, 05/15/10                                   1,000           1,070
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, Ser A, RB, AMBAC
       5.250%, 05/15/15                                   1,170           1,261
   New York State, Dormitory Authority,
     State University Educational
     Facilities Project, Ser A, RB, FGIC
       7.500%, 05/15/13                                     600             715
   New York State, Environmental
     Facilities Authority, New York
     City Water Project, RB
       5.750%, 06/15/08                                       5               5
       5.750%, 06/15/09                                       5               5
       5.750%, 06/15/10                                      35              37
       5.750%, 06/15/11                                     180             194
       5.750%, 06/15/12                                     105             115
   New York State, Environmental
     Facilities Authority, New York
     City Water Project, RB (D)
       5.750%, 06/15/08                                      40              41
       5.750%, 06/15/09                                      40              42
       5.750%, 06/15/11                                   1,180           1,269
   New York State, Environmental
     Facilities Authority, Revolving Funds
     - New York City Municipal Water
     Project, Ser C, RB
       5.000%, 06/15/15                                   1,475           1,577
   New York State, Environmental
     Facilities Authority, Revolving
     Funds - Pooled Financing Program,
     Ser B, RB
       5.000%, 11/15/14                                   1,000           1,077
       5.000%, 11/15/16                                   1,000           1,081
   New York State, Environmental
     Facilities Authority, Revolving Funds,
     New York City Municipal Water,
     Ser E, RB
       5.000%, 06/15/14                                     750             805
   New York State, Environmental
     Facilities Authority, Revolving Funds,
     Ser E, RB, MBIA
       6.000%, 06/15/12                                   1,350           1,483
   New York State, Environmental
     Facilities Authority, Ser A, RB
       5.000%, 03/15/12                                   1,000           1,051

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Environmental Facilities
     Authority, Ser A, RB, FGIC
       5.250%, 12/15/13                           $       1,000   $       1,087
   New York State, Environmental Facilities
     Authority, State Water Project,
     Ser A, RB (D)
       5.750%, 06/15/09                                       5               5
       5.750%, 06/15/11                                     240             258
   New York State, Local Assistance Project,
     Ser E, RB
       6.000%, 04/01/14                                   1,040           1,147
   New York State, Mortgage Agency, 26th
     Ser, RB
       5.200%, 04/01/08                                     500             502
   New York State, Mortgage Agency, 26th
     Ser, RB
     Callable 07/01/10 @ 100
       5.350%, 10/01/16                                     130             131
   New York State, Mortgage Agency,
     Homeowner Mortgage Project,
     Ser 87, RB
     Callable 09/01/09 @ 100
       5.150%, 04/01/17                                     270             270
   New York State, Mortgage Agency,
     Homeowner Mortgage, Ser 98, RB
     Callable 04/01/11 @ 100
       5.050%, 10/01/17                                     825             845
   New York State, Sales Tax Asset
     Receivables Project, Ser A, RB, MBIA
     Callable 10/15/14 @ 100
       5.000%, 10/15/17                                   1,000           1,059
   New York State, Thruway & Highway
     Board, Second Ser B, RB
       5.000%, 04/01/15                                   3,000           3,210
   New York State, Thruway & Highway
     Board, Second Ser B, RB, FSA
       5.000%, 04/01/14                                   1,000           1,069
   New York State, Thruway & Highway
     Board, Ser B, RB, FGIC
     Callable 04/01/08 @ 101
       5.250%, 04/01/11                                   1,000           1,019
   New York State, Thruway & Highway
     Board, Ser C, MBIA
       5.500%, 04/01/12                                     750             807
   New York State, Thruway Authority,
     Second Ser B, RB, FGIC
     Callable 10/01/15 @ 100
       5.000%, 04/01/16                                   1,000           1,069
   New York State, Thruway Authority,
     Second Ser B, RB, FSA
       5.000%, 04/01/13                                   2,175           2,312


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        75

SCHEDULE OF INVESTMENTS

New York Municipal Bond Fund (Concluded)

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Thruway Authority,
     Ser A, RB
     Callable 09/15/17 @ 100
       5.000%, 03/15/18                           $       1,000   $       1,067
   New York State, Thruway Authority,
     Transportation Project,
     Ser A, RB, FSA
       5.000%, 03/15/13                                     500             531
       5.000%, 03/15/14                                   1,000           1,068
   New York State, Tobacco Settlement
     Financing, Ser A-1, RB
     Callable 09/27/07 @ 100
       5.250%, 06/01/12                                      35              35
   New York State, Transitional Finance
     Authority, Future Tax Secured
     Project, Ser B, RB
     Pre-Refunded @ 101 (C)
       6.000%, 05/15/10                                     750             803
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser SR, RB (D)
       5.500%, 01/01/12                                     525             544
   New York State, Triborough Bridge &
     Tunnel Authority, General Purpose
     Project, Ser X, RB (D)
       6.625%, 01/01/12                                   1,160           1,272
   New York State, Urban Development
     Authority, Ser A, RB
       5.500%, 01/01/17                                   1,395           1,467
   New York State, Urban Development
     Authority, Ser A, RB
     Pre-Refunded @ 100 (C)
       5.500%, 01/01/11                                     105             111
   New York State, Urban Development,
     Capital Correctional Facilities
     Project, Ser A, RB, FSA
       6.500%, 01/01/10                                     650             691
   New York State, Urban Development,
     Personal Income Tax Project,
     Ser A-1, RB
       5.000%, 12/15/11                                     250             263
   New York State, Urban Development,
     Personal Income Tax Project,
     Ser A-1, RB, AMBAC
       5.000%, 12/15/15                                   1,000           1,076
   New York State, Urban Development,
     Personal Income Tax Project,
     Ser B, RB, FSA
       5.000%, 03/15/13                                   1,000           1,062
   New York State, Urban Development,
     Ser A, RB
       5.000%, 01/01/09                                     500             508
       5.000%, 01/01/17                                     450             466

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   New York State, Urban Development,
     Service Contract, RB, FSA
       5.000%, 01/01/15                           $         500   $         534
   New York State, Urban Development,
     State Facilities Project, RB
       5.750%, 04/01/12                                   1,100           1,188
   Port Authority of New York & New
     Jersey, JFK International Air
     Terminal Project, AMT, RB, MBIA
       6.250%, 12/01/09                                     500             523
   Port Authority of New York & New
     Jersey, One Hundred Thirty Ninth
     Project, AMT, RB, FGIC
       5.000%, 10/01/13                                   1,000           1,057
   Port Authority of New York & New
     Jersey, Ser 131st, AMT, RB
     Callable 06/15/13 @ 101
       5.000%, 12/15/13                                   1,500           1,580
   Troy, Industrial Development Authority,
     Rensselaer Polytechnic Institute,
     Ser A, RB
       5.500%, 09/01/10                                     400             418
   Tsasc, Ser 1, RB
     Callable 06/01/16 @ 100
       4.750%, 06/01/22                                   3,050           2,995
   Yonkers, Ser A, GO, FSA
       5.000%, 05/01/17                                     500             534
   Yonkers, Ser A, GO, MBIA
       5.000%, 08/01/13                                   1,500           1,592
                                                                  --------------
                                                                        134,496
                                                                  --------------
PUERTO RICO -- 11.4%
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser QQ, RB, XLCA
       5.500%, 07/01/16                                     500             555
   Puerto Rico Commonwealth, Electric
     Power Authority, Ser UU, RB, MBIA
       5.000%, 07/01/19                                     500             536
   Puerto Rico Commonwealth,
     Government Development Bank
     Authority, Ser B, RB
       5.000%, 12/01/11                                     500             519
       5.000%, 12/01/15                                     750             785
   Puerto Rico Commonwealth, Highway
     & Transportation Authority, RB, FSA
       5.500%, 07/01/25                                   1,740           1,933
   Puerto Rico Commonwealth, Highway &
     Transportation Authority, Ser CC, RB
       5.000%, 07/01/16                                   2,100           2,201
   Puerto Rico Commonwealth, Highway
     & Transportation Authority,
     Ser E, RB, FSA
       5.500%, 07/01/19                                     750             839


--------------------------------------------------------------------------------
76                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Highway
     & Transportation Authority,
     Ser Y, RB, MBIA
       6.250%, 07/01/14                           $          10   $          11
   Puerto Rico Commonwealth, Highway
     & Transportation Authority,
     Ser Y, RB, MBIA (D)
       6.250%, 07/01/14                                     115             132
   Puerto Rico Commonwealth, Housing
     Finance Authority, Capital Funding
     Program, RB, HUD
       5.000%, 12/01/13                                   1,500           1,565
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
       5.500%, 07/01/12                                     250             266
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser J, RB
     Callable 07/01/12 @ 100 (A)
       5.000%, 07/01/28                                   1,000           1,033
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project,
     Ser A, RB (A) (B)
       5.750%, 02/01/08                                   2,850           3,015
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project,
     Ser A, RB, MBIA
     Callable 02/01/12 @ 100 (A) (B)
       5.250%, 08/01/29                                   1,000           1,058
   Puerto Rico Commonwealth, Public
     Finance Authority, Commonwealth
     Appropriations Project, Ser E, RB
     Pre-Refunded @ 100 (C)
       5.500%, 02/01/12                                     750             804
   Puerto Rico Commonwealth, Public
     Improvements Project, Ser C, GO (A)
       6.000%, 01/01/08                                   1,000           1,017
   Puerto Rico Commonwealth,
     Ser A, GO (A)
       5.000%, 07/01/30                                   1,000           1,033
                                                                  --------------
                                                                         17,302
                                                                  --------------
VIRGIN ISLANDS -- 0.2%
   Virgin Islands, Public Financing
     Authority, Gross Receipts Taxes,
     Loan Note Project, Ser A, RB
       5.625%, 10/01/10                                     280             285
                                                                  --------------
Total Municipal Bonds
   (Cost $151,654) ($ Thousands)                                        152,083
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional Tax
     Free Fund, Cl A, 3.63% +                            14,231   $          14
                                                                  --------------
Total Cash Equivalent
   (Cost $14) ($ Thousands)                                                  14
                                                                  --------------
Total Investments -- 100.7%
   (Cost $151,668) ($ Thousands)                                      $ 152,097
                                                                  ==============

Percentages are based on Net Assets of $151,008 ($ Thousands).

+ Affiliated Security -- See Note 3 in Notes to Financial Statements. Rate shown is the 7-day effective yield as of August 31, 2007.
(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C) Pre-Refunded Securities -- The maturity date shown is the pre-refunded date.
(D)   Security is escrowed to maturity.
(E) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on August 31, 2007. The coupon on a step bond changes on a specified date.
AMBAC -- American Municipal Bond Assurance Company
AMT -- Income from security is subject to Alternative Minimum Tax. Alternative Minimum Tax is a calculation that adds certain tax preference items back into adjusted gross income.
CIFG -- CDC IXIS Financial Guaranty
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
SONYMA -- State of New York Mortgage Agency
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        77

SCHEDULE OF INVESTMENTS

California Municipal Bond Fund

August 31, 2007

--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

26.9%    General Obligations
24.8%    Education
13.4%    Industrial Development
 7.7%    General Revenue
 6.6%    Water
 5.1%    Power
 4.5%    Public Facilities
 4.4%    Transportation
 3.9%    Utilities
 1.7%    Healthcare
 0.8%    Airports
 0.1%    Housing
 0.1%    Pollution Control
 0.0%    Short Term Investment

* Percentages based on total investments.

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.9%

CALIFORNIA -- 89.7%
   ABAG, Financial Authority Not-For-
     Profit, Channing House Project, COP
       4.900%, 02/15/09                           $         485   $         487
   California State, Daily-Kindergarten
     University, Ser A-4, GO
     Callable 09/11/07 @ 100 (A) (B)
       3.790%, 09/01/07                                     100             100
   California State, Department of Water
     Resources & Power,
     Ser A, RB, MBIA
     Pre-Refunded @ 101 (C)
       5.375%, 05/01/12                                   2,500           2,711
   California State, Department of Water
     Resources & Power,
     Ser W, RB, FSA
       5.500%, 12/01/13                                   1,540           1,694
   California State, Department of Water
     Resources, Water Systems Project,
     Ser Y, RB, FGIC
     Callable 06/01/13 @ 100
       5.250%, 12/01/19                                   2,425           2,561
   California State, Economic Recovery
     Authority, Ser A, GO
       5.250%, 07/01/12                                   6,930           7,391
   California State, Economic Recovery
     Authority, Ser A, GO, MBIA
       5.250%, 07/01/13                                   2,000           2,157
   California State, Economic Recovery
     Authority, Ser C-5, RB
     Callable 09/11/07 @ 100 (A)
       3.790%, 09/01/07                                     575             575
   California State, Educational Facilities
     Authority, Santa Clara University
     Project, RB, AMBAC
       5.250%, 09/01/19                                   1,250           1,368

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   California State, Efficiency Financing
     Authority, Capital Improvements
     Project, COP, AMBAC
       6.000%, 04/01/09                           $         730   $         757
   California State, Efficiency Financing
     Authority, Capital Improvements
     Project, COP, AMBAC (D)
       6.000%, 04/01/09                                      80              83
   California State, GO
       5.250%, 03/01/11                                   1,600           1,679
       5.250%, 02/01/18                                   2,000           2,160
       5.000%, 04/01/12                                  10,000          10,508
       5.000%, 03/01/15                                   7,000           7,440
       5.000%, 10/01/16                                   3,225           3,440
   California State, GO
     Callable 08/01/13 @ 100
       5.250%, 02/01/14                                   4,000           4,276
   California State, GO, XLCA
       5.250%, 02/01/11                                   7,000           7,346
       5.000%, 04/01/10                                   2,000           2,064
   California State, Health Facilities
     Financing Authority, Cedars-Sinai
     Medical Center Project, RB
       5.000%, 11/15/14                                   1,000           1,042
   California State, Infrastructure &
     Economic Development Authority,
     Bay Area Toll Bridges Project,
     Ser A, RB, FSA (D)
       5.000%, 07/01/11                                   2,000           2,101
   California State, Infrastructure &
     Economic Development Authority,
     Workers Compensation Relief
     Project, Ser A, RB, AMBAC
       5.250%, 10/01/13                                   4,900           5,312
   California State, Pollution Control
     Financing Authority, Exxon Mobil
     Project, RB
     Callable 09/11/07 @ 100 (A)
       3.730%, 09/01/07                                     115             115
   California State, Public Works Board,
     Community College Project,
     Ser B, RB, FGIC
     Callable 03/01/17 @ 100
       5.000%, 03/01/20                                   2,000           2,097
   California State, Public Works Board,
     Department of Corrections State
     Prison Project, Ser E, RB, MBIA
       6.000%, 06/01/10                                   1,500           1,588
   California State, Public Works Board,
     Department of General Services,
     Butterfield Street Project, Ser A, RB
       5.000%, 06/01/15                                   1,000           1,061


--------------------------------------------------------------------------------
78                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   California State, Public Works Board,
     Department of General Services,
     Ser A, RB, FSA
     Callable 04/01/16 @ 100
       5.000%, 04/01/17                           $       1,560   $       1,659
   California State, Public Works Board,
     University Project, Ser A, RB, FGIC
       5.250%, 10/01/17                                   1,380           1,511
   California State, Resource Efficiency
     Financing Authority, COP, AMBAC (D)
       6.000%, 04/01/09                                     610             633
   California State, Union Elementary
     School District, Ser B, GO, FGIC
     Pre-Refunded @ 100 (C)
       5.375%, 09/01/12                                   1,000           1,081
   California Statewide, Communities
     Development Authority, Health
     Facilities-Adventist Health Project,
     Ser A, RB
       5.000%, 03/01/15                                   1,385           1,429
   California Statewide, Communities
     Development Authority, Huntington
     Memorial Hospital, RB
       5.000%, 07/01/15                                   2,860           2,961
   California Statewide, Communities
     Development Authority, John
     Muir/Mount Diablo Health Project,
     COP, AMBAC
     Callable 09/11/07 @ 100 (A)
       3.950%, 09/01/07                                     100             100
   California Statewide, Communities
     Development Authority, Redlands
     Community Hospital, Ser A, RB,
     Radian Insured
       5.000%, 04/01/14                                   1,000           1,047
   Cerritos Community College,
     Ser A, GO, MBIA
     Pre-Refunded @ 101 (C)
       5.000%, 08/01/13                                   1,170           1,261
   Corona-Norco, Unified School District,
     Capital Appreciation Project,
     Ser B, GO, FSA (E)
       5.600%, 09/01/13                                   1,000             788
       5.500%, 09/01/12                                   1,005             829
   Del Mar, Race Track Authority, RB
       5.000%, 08/15/10                                     700             712
   Fairfield, Housing Authority, Creekside
     Estates Mobile Homes Project, RB
       5.150%, 09/01/07                                     220             220
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment Project,
     Ser A, TA
       5.100%, 10/01/09                                     360             367
       4.900%, 10/01/07                                   1,345           1,345

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Fontana, Redevelopment Agency,
     Jurupa Hills Redevelopment Project,
     Ser A, TA
     Callable 10/01/09 @ 101
       5.200%, 10/01/10                           $       1,615   $       1,665
   Fremont, Union High School District,
     GO, FGIC
       5.000%, 09/01/13                                   2,325           2,487
   Fresno, Joint Powers Finance Authority,
     TA, AMBAC
     Callable 08/01/10 @ 102
       5.500%, 08/01/15                                   1,445           1,539
   Golden West Schools, Financing
     Authority, Yorba Linda University,
     RB, AMBAC
       5.500%, 08/01/21                                   1,500           1,678
   Hacienda La Puente, Capital
     Appreciation, Ser A, GO, MBIA (E)
       5.450%, 08/01/15                                   1,200             863
   Huntington Beach, Unified School
     District, Election 2004 Project,
     GO, FSA
     Callable 08/01/14 @ 100
       5.000%, 08/01/15                                   1,165           1,246
   Intermodal, Container Transfer Facility,
     Joint Powers Authority, Ser A,
     RB, AMBAC
       5.000%, 11/01/10                                   1,465           1,522
   Lodi, Electric Systems Authority, Capital
     Appreciation, Ser B, COP, MBIA
     Pre-Refunded @ 90.35 (C) (E)
       5.715%, 01/15/09                                   1,000             860
   Loma Linda, University Medical Center,
     Ser A, RB
       5.000%, 12/01/15                                   1,575           1,595
   Los Angeles, Ser A, GO, MBIA
       5.250%, 09/01/13                                   1,180           1,276
   Los Angeles, Sonnelblick Del Rio West,
     COP, AMBAC
       5.375%, 11/01/10                                   1,730           1,819
   Los Angeles, Unified School District,
     GO, MBIA
       5.500%, 07/01/11                                   2,000           2,135
   Los Angeles, Unified School District,
     Ser A-2, GO, FGIC
     Callable 07/01/14 @ 100
       5.000%, 07/01/16                                   3,620           3,850
   North Orange County, Community
     College District, Election of 2002
     Project, Ser B, GO, FGIC
     Pre-Refunded @ 100 (C)
       5.000%, 08/01/14                                   1,250           1,346


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        79

SCHEDULE OF INVESTMENTS

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Ontario, Redevelopment Financing
     Authority, Center City & Cimarron
     Project No. 1, RB, MBIA
       5.000%, 08/01/11                           $       1,270   $       1,335
   Orange County, Water District Authority,
     Ser B, COP, MBIA
       4.500%, 08/15/13                                   1,350           1,401
   Palo Alto, Unified School District,
     GO, FSA
     Callable 08/01/15 @ 100
       5.000%, 08/01/16                                   1,195           1,281
   Pasadena, Unified School District,
     GO, FGIC
       5.000%, 11/01/13                                   2,000           2,143
   Rancho Cucamonga, Redevelopment
     Agency, Ranch Redevelopment
     Project, Ser A, TA, AMBAC
     Callable 09/01/14 @ 100
       5.000%, 09/01/15                                   2,000           2,127
   Rancho Mirage, Power Authority,
     Eisenhower Medical Center Project,
     Ser A, RB
     Callable 07/01/17 @ 100
       5.000%, 07/01/21                                   1,000           1,015
   Rancho Santiago, Community College
     District, GO, FSA
       5.250%, 09/01/17                                   1,825           2,010
   Redwood City, Elementary School
     District, GO, FGIC
       5.000%, 08/01/15                                   2,275           2,452
   Riverside, Community College District,
     GO, FSA
     Callable 08/01/15 @ 100
       5.000%, 08/01/18                                   1,700           1,802
   Riverside, Electric Authority, RB, FSA
     Callable 10/01/11 @ 101
       5.250%, 10/01/13                                   2,485           2,657
   Riverside, Public Financing Authority,
     COP
       5.400%, 05/15/09                                   2,005           2,031
   Roseville, Natural Gas Finance
     Authority, RB
       5.000%, 02/15/13                                   1,000           1,029
       5.000%, 02/15/17                                     500             512
   Sacramento, Municipal Utility District,
     Ser S, RB, MBIA
       5.000%, 11/15/13                                   1,400           1,501
   San Buenaventura, Ser B, COP,
     AMBAC
       5.000%, 01/01/12                                   1,455           1,531
   San Diego, Burnham Institution for
     Med Resh Project, COP
     Callable 09/01/15 @ 102
     5.000%, 09/01/16                                       575             576

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, RB
       5.450%, 09/01/09                           $         175   $         177
       5.350%, 09/01/08                                     175             176
   San Diego, Redevelopment Agency,
     Centre City Redevelopment Project,
     Ser A, TA, XLCA
       5.000%, 09/01/13                                   1,300           1,380
   San Diego, Unified School District,
     Election of 1998 Project,
     Ser B, GO, MBIA
       6.050%, 07/01/18                                   2,650           3,073
   San Francisco Bay Area, Bay Area Toll
     Authority, Ser F, RB
       5.000%, 04/01/13                                   1,000           1,063
   San Francisco, City & County Authority,
     Issue 29 Project, Ser B, RB, FGIC
       5.000%, 05/01/12                                   1,555           1,642
   San Francisco, City & County Authority,
     Ser A, RB, FSA
       5.000%, 11/01/12                                   6,000           6,383
   San Francisco, State Building Authority,
     California State & San Francisco
     Civic Center, Ser A, RB, FGIC
     Callable 12/01/15 @ 100
       5.000%, 12/01/16                                   3,500           3,748
   San Joaquin County, Capital Facilities
     Project, COP, MBIA
       5.500%, 11/15/13                                   1,000           1,096
   San Joaquin Hills, Transportation
     Authority, RB (D) (E)
       5.340%, 01/01/09                                   2,000           1,907
   San Jose, Redevelopment Agency,
     Merged Area Development Project,
     Ser D, TA, AMBAC
     Callable 08/01/17 @ 100
       5.000%, 08/01/21                                   5,000           5,206
   San Jose, Unified School District/Santa
     Clara County, Election Of 2002,
     Ser C, GO, FGIC
     Callable 08/01/16 @ 100
       5.250%, 08/01/19                                   2,050           2,210
   San Ramon Valley, Unified School
     District, Election 2002, GO, FSA
     Callable 08/01/14 @ 100
       5.250%, 08/01/17                                   1,475           1,584
   Santa Clara Valley, Water District
     Authority, Ser A, RB, FSA
     Callable 06/01/16 @ 100
       5.000%, 06/01/19                                   2,185           2,313


--------------------------------------------------------------------------------
80                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
   Santa Fe Springs, Community
     Development Authority, Construction
     Redevelopment Project,
     Ser A, TA, MBIA
       5.000%, 09/01/15                           $       2,585   $       2,771
   Santa Fe Springs, Community
     Development Authority,
     Ser A, TA, MBIA
       5.000%, 09/01/10                                   1,950           2,025
   Santa Monica, Malibu School District,
     GO, FGIC
       5.250%, 08/01/11                                   2,095           2,217
   Santa Rosa, Wastewater Authority,
     Ser A, RB, AMBAC
       5.000%, 09/01/16                                   2,000           2,153
   Saugus, Union School District,
     Ser B, GO, FSA
     Pre-Refunded @ 100 (C)
       5.000%, 08/01/15                                   1,375           1,485
   South San Francisco, School District,
     RB, MBIA
       5.000%, 09/15/17                                   1,070           1,152
   Stockton, Essential Services
     Building/Parking Facility, COP (D)
       5.000%, 08/01/09                                     280             287
   Sunnyvale, Water Financing Authority,
     RB, AMBAC
     Callable 10/01/11 @ 100
       5.250%, 10/01/13                                   1,595           1,691
   University of California, Regents
     Medical Center, Ser A, RB, MBIA
       5.000%, 05/15/13                                   2,000           2,128
   University of California, Regents
     Medical Center, Ser A, RB, MBIA
     Callable 05/15/15 @ 101
       5.000%, 05/15/16                                   1,000           1,074
   University of California,
     Ser K, RB, MBIA
     Callable 05/15/15 @ 101
       5.000%, 05/15/20                                   5,790           6,072
   Val Verde, Unified School District,
     COP, FGIC (D)
       5.000%, 01/01/14                                     500             535
   Val Verde, Unified School District,
     COP, FGIC
     Pre-Refunded @ 100 (C)
       5.250%, 01/01/15                                   1,000           1,091
       5.250%, 01/01/15                                   1,500           1,636
   Whittier Highschool District, GO, MBIA
     Callable 08/01/15 @ 100
       5.000%, 08/01/20                                   1,485           1,556
                                                                  --------------
                                                                        197,171
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                       ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
GUAM -- 0.5%
   Guam, Ser A, RB, FSA
       5.500%, 12/01/10                           $       1,000   $       1,057
                                                                  --------------
PUERTO RICO -- 7.6%
   Puerto Rico Commonwealth, Electric
     Power Authority, RB, MBIA
       5.000%, 07/01/20                                   1,700           1,816
   Puerto Rico Commonwealth,
     Government Development Bank,
     Ser B, RB
       5.000%, 12/01/14                                   1,250           1,310
   Puerto Rico Commonwealth, Highway
     & Transportation Authority,
     Ser K, RB
     Pre-Refunded @ 100 (C)
       5.000%, 07/01/15                                   1,210           1,303
   Puerto Rico Commonwealth, Highway
     & Transportation Authority,
     Ser W, RB, MBIA
       5.500%, 07/01/13                                   3,400           3,707
   Puerto Rico Commonwealth, Highway
     & Transportation Authority,
     Ser X, RB, FSA
       5.500%, 07/01/15                                   1,490           1,643
   Puerto Rico Commonwealth, Public
     Buildings Authority, Government
     Facilities Project, Ser C, RB
       5.500%, 07/01/16                                   1,000           1,108
   Puerto Rico Commonwealth, Public
     Improvements Authority, GO, MBIA
       5.250%, 07/01/12                                   2,000           2,135
   Puerto Rico Commonwealth, Public
     Improvements Authority,
     Ser A, GO, FGIC
       5.500%, 07/01/13                                   2,500           2,730
   Puerto Rico Commonwealth, Public
     Improvements Project, GO, MBIA
       5.250%, 07/01/15                                   1,000           1,089
                                                                  --------------
                                                                         16,841
                                                                  --------------
ALASKA -- 0.1%
   Valdez, Marine Terminal Authority,
     Exxon Mobil Project, RB
     Callable 09/11/07 @ 100 (A)
       3.880%, 09/01/07                                     110             110
                                                                  --------------
Total Municipal Bonds
  (Cost $214,320) ($ Thousands)                                         215,179
                                                                  --------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        81

SCHEDULE OF INVESTMENTS

California Municipal Bond Fund (Concluded)

August 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                ($ Thousands)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
TAX EXEMPT CORPORATE BOND -- 0.9%

CALIFORNIA -- 0.9%

   San Manuel Entertainment
     Callable 12/01/13 @ 102 (F)
       4.500%, 12/01/16                           $       2,000   $       1,964
                                                                  --------------
Total Tax Exempt Corporate Bond
   (Cost $2,000) ($ Thousands)                                            1,964
                                                                  --------------

CASH EQUIVALENT -- 0.0%
   SEI Tax Exempt Trust, Institutional
     Tax Free Fund, Cl A, 3.63%+                          1,625               2
                                                                  --------------
Total Cash Equivalent
   (Cost $2) ($ Thousands)                                                    2
                                                                  --------------
Total Investments -- 98.8%
   (Cost $216,322) ($ Thousands)                                  $     217,145
                                                                  ==============

Percentages are based on Net Assets of $219,744 ($ Thousands).

+ Affiliated Security -- See Note 3 in Notes to Financial Statements. Rate shown is the 7-day effective yield as of August 31, 2007.
(A) Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on August 31, 2007. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(B) Securities are held in connection with a letter of credit issued by a major bank.
(C) Pre-Refunded Securities - the maturity date shown is the pre-refunded date.
(D)   Security is escrowed to maturity.
(E) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(F) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2007, the value of these securities amounted to $1,964, representing 0.9% of the net assets of the Fund.
ABAG -- Association of Bay Area Governments
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
82                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

                       This page intentionally left blank.

Statements of Assets and Liabilities ($ Thousands)

For the year ended August 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                         INSTITUTIONAL         MASSACHUSETTS         INTERMEDIATE-
                                                      TAX FREE                TAX FREE        TAX FREE MONEY        TERM MUNICIPAL
                                                          FUND                    FUND           MARKET FUND                  FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Cost of investments                              $  690,039            $  1,270,155            $  101,533          $  1,139,470
   Cost of affiliated investments                           --                      --                    --                    78
-----------------------------------------------------------------------------------------------------------------------------------
   Investments at value                                690,039               1,270,155               101,533             1,132,760
   Affiliated investment, at value                          --                      --                    --                    78
   Cash                                                 15,498                   8,211                    --                    --
   Receivable for investment securities
     sold                                                   --                      --                    --                 6,073
   Dividends and interest receivable                     5,263                  10,281                   728                14,262
   Receivable for fund shares sold                          --                      --                    --                   438
   Prepaid expenses                                         13                      24                     2                    22
-----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                        710,813               1,288,671               102,263             1,153,633
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for investment securities
     purchased                                           2,705                   3,400                    --                    --
   Payable for fund shares redeemed                         --                      --                    --                   629
   Cash overdraft                                           --                      --                 1,412                    12
   Income distribution payable                             617                   2,205                   268                   311
   Administration fees payable                             211                     269                    15                   233
   Investment advisory fees payable                         19                      34                     3                   273
   Trustees fees payable                                     6                      11                     1                    10
   Shareholder servicing fees payable                       --                      96                    26                    --
   CCO fees payable                                          1                       3                    --                     2
   Accrued expense payable                                 112                     190                    15                   145
-----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                     3,671                   6,208                 1,740                 1,615
-----------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                       $  707,142            $  1,282,463            $  100,523          $  1,152,018
===================================================================================================================================

NET ASSETS:
   Paid-in Capital -- (unlimited
     authorization -- no par value)                 $  707,148            $  1,282,524            $  100,508          $  1,162,800
   Undistributed (distributions in
     excess of) net investment income                       14                     (42)                    7                   386
   Accumulated net realized gain (loss)
     on investments                                        (20)                    (19)                    8                (4,458)
   Net unrealized appreciation
     (depreciation) on investments                          --                      --                    --                (6,710)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                       $  707,142            $  1,282,463            $  100,523          $  1,152,018
===================================================================================================================================
   Net Asset Value, Offering and
     Redemption Price Per Share --
       Class A                                         $  1.00               $    1.00                   N/A             $   10.63
                                               ($707,141,761 /         ($920,165,788 /                           ($1,152,018,036 /
                                           707,297,594 shares)     920,378,215 shares)                         108,376,765 shares)
===================================================================================================================================
   Net Asset Value, Offering and
     Redemption Price Per Share --
       Class B                                             N/A               $    1.00               $  1.00                   N/A
                                                                       ($329,240,788 /       ($100,522,714 /
                                                                   329,240,932 shares)   100,507,412 shares)
===================================================================================================================================
   Net Asset Value, Offering and
     Redemption Price Per Share --
       Class C                                             N/A               $    1.00                   N/A                   N/A
                                                                        ($33,056,576 /
                                                                    33,079,677 shares)
-----------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
84                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      SHORT DURATION            PENNSYLVANIA         MASSACHUSETTS
                                                                           MUNICIPAL               MUNICIPAL             MUNICIPAL
                                                                                FUND               BOND FUND             BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Cost of investments                                                    $  288,834              $  104,068             $  41,705
   Cost of affiliated investments                                                 19                      40                    51
-----------------------------------------------------------------------------------------------------------------------------------
   Investments at value                                                      288,495                 104,545                41,720
   Affiliated investment, at value                                                19                      40                    51
   Cash                                                                           --                      --                    --
   Receivable for investment securities
     sold                                                                         --                      15                    --
   Dividends and interest receivable                                           3,715                   1,343                   428
   Receivable for fund shares sold                                               375                      87                    86
   Prepaid expenses                                                                5                       2                     1
-----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                              292,609                 106,032                42,286
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for investment securities
     purchased                                                                    --                      --                    --
   Payable for fund shares redeemed                                              161                     327                    18
   Cash overdraft                                                                 --                      --                    --
   Income distribution payable                                                    58                      98                     4
   Administration fees payable                                                    59                      18                     9
   Investment advisory fees payable                                               80                      22                    12
   Trustees fees payable                                                           2                       1                    --
   Shareholder servicing fees payable                                             --                      10                    --
   CCO fees payable                                                                1                      --                    --
   Accrued expense payable                                                        32                      14                     5
-----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                             393                     490                    48
-----------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                             $  292,216              $  105,542             $  42,238
===================================================================================================================================

NET ASSETS:
   Paid-in Capital -- (unlimited
     authorization -- no par value)                                       $  292,831              $  104,879             $  42,200
   Undistributed (distributions in
     excess of) net investment income                                             50                      68                     1
   Accumulated net realized gain (loss)
     on investments                                                             (326)                    118                    22
   Net unrealized appreciation
     (depreciation) on investments                                              (339)                    477                    15
-----------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                             $  292,216              $  105,542             $  42,238
===================================================================================================================================
   Net Asset Value, Offering and
     Redemption Price Per Share --
       Class A                                                               $  9.93                 $ 10.28                $ 9.83
                                                                     ($292,215,623 /          ($77,775,226 /        ($42,237,779 /
                                                                  29,438,919 shares)       7,565,319 shares)     4,297,709 shares)
===================================================================================================================================
   Net Asset Value, Offering and
     Redemption Price Per Share --
       Class B                                                                   N/A                 $ 10.28                   N/A
                                                                                              ($27,766,847 /
                                                                                            2,700,816 shares)
===================================================================================================================================
   Net Asset Value, Offering and
     Redemption Price Per Share --
       Class C                                                                   N/A                     N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                          NEW JERSEY                NEW YORK            CALIFORNIA
                                                                           MUNICIPAL               MUNICIPAL             MUNICIPAL
                                                                           BOND FUND               BOND FUND             BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Cost of investments                                                    $  117,716              $  151,654            $  216,320
   Cost of affiliated investments                                                 74                      14                     2
-----------------------------------------------------------------------------------------------------------------------------------
   Investments at value                                                      117,715                 152,083               217,143
   Affiliated investment, at value                                                74                      14                     2
   Cash                                                                           --                      --                     1
   Receivable for investment securities
     sold                                                                         --                      --                    --
   Dividends and interest receivable                                           1,404                   1,663                 2,703
   Receivable for fund shares sold                                                20                      46                   134
   Prepaid expenses                                                                2                       3                     4
-----------------------------------------------------------------------------------------------------------------------------------
   Total Assets                                                              119,215                 153,809               219,987
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
   Payable for investment securities
     purchased                                                                    --                   2,496                    --
   Payable for fund shares redeemed                                              426                     189                    60
   Cash overdraft                                                                 --                      --                    --
   Income distribution payable                                                    18                      22                    47
   Administration fees payable                                                    24                      31                    44
   Investment advisory fees payable                                               33                      42                    61
   Trustees fees payable                                                           1                       1                     2
   Shareholder servicing fees payable                                             --                      --                    --
   CCO fees payable                                                               --                      --                    --
   Accrued expense payable                                                        13                      20                    29
-----------------------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                                             515                   2,801                   243
-----------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                             $  118,700              $  151,008            $  219,744
===================================================================================================================================

NET ASSETS:
   Paid-in Capital -- (unlimited
     authorization -- no par value)                                       $  118,874              $  150,493            $  218,726
   Undistributed (distributions in
     excess of) net investment income                                              2                       5                   126
   Accumulated net realized gain (loss)
     on investments                                                             (175)                     81                    69
   Net unrealized appreciation
     (depreciation) on investments                                                (1)                    429                   823
-----------------------------------------------------------------------------------------------------------------------------------
   Net Assets                                                             $  118,700              $  151,008            $  219,744
===================================================================================================================================
   Net Asset Value, Offering and
     Redemption Price Per Share --
       Class A                                                               $  9.95                 $ 10.20               $ 10.04
                                                                     ($118,699,699 /         ($151,008,292 /       ($219,744,487 /
                                                                  11,932,660 shares)      14,807,750 shares)    21,880,666 shares)
===================================================================================================================================
   Net Asset Value, Offering and
     Redemption Price Per Share --
       Class B                                                                   N/A                     N/A                   N/A
===================================================================================================================================
   Net Asset Value, Offering and
     Redemption Price Per Share --
       Class C                                                                   N/A                     N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        85

Statements of Operations ($ Thousands)

For the year ended August 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                   INSTITUTIONAL    MASSACHUSETTS    INTERMEDIATE-
                                                                       TAX FREE         TAX FREE   TAX FREE MONEY   TERM MUNICIPAL
                                                                           FUND             FUND      MARKET FUND             FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                     $ 24,790    $      44,845   $        3,397   $       46,179
   Dividends from Affiliated Registered Investment
     Companies*                                                              --               --               --                5
-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                               24,790           44,845            3,397           46,184
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Administration Fees                                                    2,423            4,393              214            2,628
   Shareholder Servicing Fees - Class A                                   1,683            2,258               --            2,738
   Shareholder Servicing Fees - Class B(1)                                   --              873              279               --
   Shareholder Servicing Fees - Class C(1)                                   --              129               --               --
   Investment Advisory Fees                                                 249              451               34            3,614
   Trustees' Fees                                                            24               44                3               39
   CCO Fees                                                                   3                6               --                6
   Printing Fees                                                             53              106                7               94
   Custodian/Wire Agent Fees                                                 50               89               10               48
   Professional Fees                                                         49               96                6               85
   Registration Fees                                                         30               54                3               44
   Pricing Fees                                                              25               47               --               79
   Insurance Fees                                                             7               12               --               11
   Other Expenses                                                            10               35                9               23
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                         4,606            8,593              565            9,409
-----------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                                     --           (1,284)             (50)            (133)
     Shareholder Servicing Fees - Class A                                (1,582)          (2,258)              --           (2,211)
     Shareholder Servicing Fees - Class B                                    --               --               --               --
     Investment Advisory Fees                                                --               --               --             (527)
     Fees Paid Indirectly (See Note 2)                                       --               (9)              (2)              --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                           3,024            5,042              513            6,538
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    21,766           39,803            2,884           39,646
-----------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                                   22              (19)               9           (1,153)
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                                           --               --               --          (18,017)
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                   $ 21,788    $      39,784   $        2,893   $       20,476
-----------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

*     See Note 3 in the notes to financial statements.
(1)   Indicates class specific Administrative and Shareholder Service Fees.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
86                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     SHORT DURATION   PENNSYLVANIA   MASSACHUSETTS
                                                                                          MUNICIPAL      MUNICIPAL       MUNICIPAL
                                                                                               FUND      BOND FUND       BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                                   $        8,690   $      4,848   $       1,603
   Dividends from Affiliated Registered Investment
     Companies*                                                                                  --              2               2
-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                    8,690          4,850           1,605
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Administration Fees                                                                          560            209              94
   Shareholder Servicing Fees - Class A                                                         584            178              97
   Shareholder Servicing Fees - Class B(1)                                                       --             99              --
   Shareholder Servicing Fees - Class C(1)                                                       --             --              --
   Investment Advisory Fees                                                                     770            365             129
   Trustees' Fees                                                                                 8              4               1
   CCO Fees                                                                                       1              1              --
   Printing Fees                                                                                 21              9               4
   Custodian/Wire Agent Fees                                                                     10              5               1
   Professional Fees                                                                             18              8               3
   Registration Fees                                                                              8              4               2
   Pricing Fees                                                                                  17              8               3
   Insurance Fees                                                                                 2              1              --
   Other Expenses                                                                                 5              2               1
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                             2,004            893             335
-----------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                                                        (23)          (114)             (5)
     Shareholder Servicing Fees - Class A                                                      (444)           (35)            (73)
     Shareholder Servicing Fees - Class B                                                        --            (73)             --
     Investment Advisory Fees                                                                  (140)           (84)            (24)
     Fees Paid Indirectly (See Note 2)                                                           --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                               1,397            587             233
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                         7,293          4,263           1,372
-----------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                                                     (124)           213              23
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                                                              161         (1,735)           (449)
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                                 $        7,330   $      2,741   $         946
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         NEW JERSEY       NEW YORK      CALIFORNIA
                                                                                          MUNICIPAL      MUNICIPAL       MUNICIPAL
                                                                                          BOND FUND      BOND FUND       BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                                   $        4,070   $      5,619   $       8,354
   Dividends from Affiliated Registered Investment
     Companies*                                                                                   4              2               5
-----------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                                                                    4,074          5,621           8,359
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES:
   Administration Fees                                                                          247            337             495
   Shareholder Servicing Fees - Class A                                                         257            351             516
   Shareholder Servicing Fees - Class B(1)                                                       --             --              --
   Shareholder Servicing Fees - Class C(1)                                                       --             --              --
   Investment Advisory Fees                                                                     339            463             681
   Trustees' Fees                                                                                 4              5               7
   CCO Fees                                                                                       1              1               1
   Printing Fees                                                                                  9             13              19
   Custodian/Wire Agent Fees                                                                      4              6               9
   Professional Fees                                                                              8             10              16
   Registration Fees                                                                              4              5               9
   Pricing Fees                                                                                   7             --              --
   Insurance Fees                                                                                 1             --              --
   Other Expenses                                                                                 2             15              21
-----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                                               883          1,206           1,774
-----------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
     Administration Fees                                                                        (10)           (15)            (25)
     Shareholder Servicing Fees - Class A                                                      (236)          (266)           (474)
     Shareholder Servicing Fees - Class B                                                        --             --              --
     Investment Advisory Fees                                                                   (21)           (85)            (42)
     Fees Paid Indirectly (See Note 2)                                                           --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                                                                 616            840           1,233
-----------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                         3,458          4,781           7,126
-----------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS:
   Net Realized Gain (Loss) on Investments                                                      (36)            93              84
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments                                                             (963)          (904)         (2,692)
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                                                 $        2,459   $      3,970   $       4,518
-----------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        87

Statements of Changes in Net Assets ($ Thousands)

For the years ended August 31,

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                              INSTITUTIONAL
                                                                               TAX FREE FUND                  TAX FREE FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                               2007           2006           2007           2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                               $     21,766   $     18,649   $     39,803   $     32,224
   Net Realized Gain (Loss) on Investments                                       22             11            (19)            49
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments                                                                 --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                      21,788         18,660         39,784         32,273
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                  (21,752)       (18,649)       (30,234)       (24,322)
   Class B                                                                       --             --         (8,863)        (7,300)
   Class C                                                                       --             --           (745)          (596)

   NET REALIZED GAINS
   Class A                                                                       --             --             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                        (21,752)       (18,649)       (39,842)       (32,218)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                            4,888,662      4,657,863      4,247,009      4,872,557
   Reinvestment of Dividends & Distributions                                 14,751         12,023          8,952          8,088
   Cost of Shares Redeemed                                               (4,863,894)    (4,735,070)    (4,122,500)    (4,907,381)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions               39,519       (65,184)        133,461        (26,736)
---------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                   --             --      1,083,203      1,146,940
   Reinvestment of Dividends & Distributions                                     --             --          5,810          4,289
   Cost of Shares Redeemed                                                       --             --     (1,057,198)    (1,127,124)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                   --             --         31,815         24,105
---------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                   --             --        268,137        278,438
   Reinvestment of Dividends & Distributions                                     --             --             44             --
   Cost of Shares Redeemed                                                       --             --       (256,656)      (286,791)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                   --             --         11,525         (8,353)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Shares
     Transactions                                                            39,519        (65,184)       176,801        (10,984)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                     39,555        (65,173)       176,743        (10,929)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                        667,587        732,760      1,105,720      1,116,649
---------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                         $    707,142   $    667,587   $  1,282,463   $  1,105,720
=================================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                $         14   $         --   $        (42)  $         (3)
=================================================================================================================================

(1) For Capital Share Transactions, see Note 9 in the notes to the financial statements.
Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
88                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

----------------------------------------------------------------------------------------------------------------------------------
                                                                          MASSACHUSETTS TAX FREE          INTERMEDIATE-TERM
                                                                             MONEY MARKET FUND              MUNICIPAL FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                               2007           2006           2007           2006
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                               $      2,884   $      2,022   $     39,646   $     34,884
   Net Realized Gain (Loss) on Investments                                        9              3         (1,153)        (3,305)
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments                                                                 --             --        (18,017)        (8,684)
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                       2,893          2,025         20,476         22,895
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                       --             --        (39,536)       (34,769)
   Class B                                                                   (2,876)        (2,026)            --             --
   Class C                                                                       --             --             --             --

   NET REALIZED GAINS
   Class A                                                                       --             --             --         (2,459)
----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (2,876)        (2,026)       (39,536)       (37,228)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                                   --             --        359,275        340,294
   Reinvestment of Dividends & Distributions                                     --             --         36,089         34,035
   Cost of Shares Redeemed                                                       --             --       (270,564)      (287,230)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions                   --             --        124,800         87,099
----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                              562,404        540,401             --             --
   Reinvestment of Dividends & Distributions                                    143            108             --             --
   Cost of Shares Redeemed                                                 (566,246)      (523,829)            --             --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions               (3,699)        16,680             --             --
----------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                   --             --             --             --
   Reinvestment of Dividends & Distributions                                     --             --             --             --
   Cost of Shares Redeemed                                                       --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                   --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Shares
     Transactions                                                            (3,699)        16,680        124,800         87,099
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                     (3,682)        16,679        105,740         72,766
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                        104,205         87,526      1,046,278        973,512
----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                         $    100,523   $    104,205   $  1,152,018   $  1,046,278
==================================================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                $          7   $         (1)  $        386   $        276
==================================================================================================================================

----------------------------------------------------------------------------------------------------
                                                                              SHORT DURATION
                                                                              MUNICIPAL FUND
----------------------------------------------------------------------------------------------------
                                                                               2007           2006
----------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                               $      7,293   $      4,336
   Net Realized Gain (Loss) on Investments                                     (124)          (113)
   Net Change in Unrealized Appreciation (Depreciation) on
     Investments                                                                161             (9)
----------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                       7,330          4,214
----------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                   (7,244)        (4,408)
   Class B                                                                       --             --
   Class C                                                                       --             --

   NET REALIZED GAINS
   Class A                                                                       --             --
----------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (7,244)        (4,408)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                              172,970        156,753
   Reinvestment of Dividends & Distributions                                  6,763          4,185
   Cost of Shares Redeemed                                                  (97,192)       (77,082)
----------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions               82,541         83,856
----------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                   --             --
   Reinvestment of Dividends & Distributions                                     --             --
   Cost of Shares Redeemed                                                       --             --
----------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                   --             --
----------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                                   --             --
   Reinvestment of Dividends & Distributions                                     --             --
   Cost of Shares Redeemed                                                       --             --
----------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C Transactions                   --             --
----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Shares                 82,541         83,856
     Transactions
----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                     82,627         83,662
----------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                        209,589        125,927
----------------------------------------------------------------------------------------------------
   END OF YEAR                                                         $    292,216   $    209,589
====================================================================================================
   Undistributed Net Investment Income/
     (Distributions in Excess of Net Investment Income)                $         50   $          1
====================================================================================================


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        89

Statements of Changes in Net Assets ($ Thousands)

For the years ended August 31,

                                                                               PENNSYLVANIA                 MASSACHUSETTS
                                                                           MUNICIPAL BOND FUND           MUNICIPAL BOND FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                                               2007           2006           2007           2006
---------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                               $      4,263   $      4,146   $      1,372   $      1,330
   Net Realized Gain (Loss) on Investments                                      213            (93)            23             41
   Net Change in Unrealized Depreciation on Investments                      (1,735)        (1,550)          (449)          (671)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                       2,741          2,503            946            700
---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                   (1,372)        (1,750)        (1,372)        (1,330)
   Class B                                                                   (2,881)        (2,384)            --             --

   NET REALIZED GAINS
   Class A                                                                       --            (86)           (32)          (291)
   Class B                                                                       --           (116)            --             --
---------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (4,253)        (4,336)        (1,404)        (1,621)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                               25,565         20,454         11,023          8,952
   Reinvestment of Dividends & Distributions                                  2,724          2,375          1,354          1,562
   Cost of Shares Redeemed                                                  (13,999)       (12,451)        (6,949)       (11,629)
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions               14,290         10,378          5,428         (1,115)
---------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                3,405          6,744             --             --
   Reinvestment of Dividends & Distributions                                    210            459             --             --
   Cost of Shares Redeemed                                                  (18,203)        (6,708)            --             --
---------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions              (14,588)           495             --             --
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Shares
     Transactions                                                              (298)        10,873          5,428         (1,115)
---------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                     (1,810)         9,040          4,970         (2,036)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                        107,352         98,312         37,268         39,304
---------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                         $    105,542   $    107,352   $     42,238   $     37,268
=================================================================================================================================
   Undistributed Net Investment Income                                 $         68   $         58   $          1   $          1
=================================================================================================================================

(1) For Capital Share Transactions, see Note 9 in the notes to the financial statements.
Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
90                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

                                                                                NEW JERSEY                    NEW YORK
                                                                           MUNICIPAL BOND FUND          MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                               2007           2006           2007           2006
----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                               $      3,458   $      2,806   $      4,781   $      4,003
   Net Realized Gain (Loss) on Investments                                      (36)           (24)            93             43
   Net Change in Unrealized Depreciation on Investments                        (963)        (1,123)          (904)        (1,347)
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                       2,459          1,659          3,970          2,699
----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                   (3,459)        (2,809)        (4,781)        (4,003)
   Class B                                                                       --             --             --             --

   NET REALIZED GAINS
   Class A                                                                      (25)            --            (43)          (391)
   Class B                                                                       --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (3,484)        (2,809)        (4,824)        (4,394)
----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (1):
   CLASS A:
   Proceeds from Shares Issued                                               44,267         31,472         38,181         48,086
   Reinvestment of Dividends & Distributions                                  3,307          2,690          4,605          4,185
   Cost of Shares Redeemed                                                  (18,376)       (18,269)       (24,013)       (20,332)
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions               29,198         15,893         18,773         31,939
----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                   --             --             --             --
   Reinvestment of Dividends & Distributions                                     --             --             --             --
   Cost of Shares Redeemed                                                       --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                   --             --             --             --
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Shares
     Transactions                                                            29,198         15,893         18,773         31,939
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                     28,173         14,743         17,919         30,244
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                         90,527         75,784        133,089        102,845
----------------------------------------------------------------------------------------------------------------------------------
   END OF YEAR                                                         $    118,700   $     90,527   $    151,008   $    133,089
==================================================================================================================================
   Undistributed Net Investment Income                                 $          2   $          3   $          5   $          5
==================================================================================================================================

                                                                                CALIFORNIA
                                                                           MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------
                                                                               2007           2006
----------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                               $      7,126   $      6,651
   Net Realized Gain (Loss) on Investments                                       84            450
   Net Change in Unrealized Depreciation on Investments                      (2,692)        (3,333)
----------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations                       4,518          3,768
----------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                                   (7,117)        (6,612)
   Class B                                                                       --             --

   NET REALIZED GAINS
   Class A                                                                     (104)          (531)
   Class B                                                                       --             --
----------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                                         (7,221)        (7,143)
----------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                               62,928         68,819
   Reinvestment of Dividends & Distributions                                  6,705          6,606
   Cost of Shares Redeemed                                                  (43,288)       (62,489)
----------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A Transactions               26,345         12,936
----------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                                   --             --
   Reinvestment of Dividends & Distributions                                     --             --
   Cost of Shares Redeemed                                                       --             --
----------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class B Transactions                   --             --
----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Capital Shares
     Transactions                                                            26,345         12,936
----------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                     23,642          9,561
----------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                        196,102        186,541
----------------------------------------------------------------------------------------------------
   END OF YEAR                                                         $    219,744   $    196,102
====================================================================================================
   Undistributed Net Investment Income                                 $        126   $        117
====================================================================================================


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        91

Financial Highlights

For the periods ended August 31,
For a Share Outstanding Throughout the Periods

----------------------------------------------------------------------------------------------------------------------
                                              Net Realized
                                                       and
                    Net Asset                   Unrealized                 Dividends   Distributions           Total
                       Value,          Net           Gains        Total     from Net        from Net       Dividends
                    Beginning   Investment     (Losses) on         from   Investment        Realized             and
                    of Period       Income     Investments   Operations       Income           Gains   Distributions
----------------------------------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2007                $ 1.00      $ 0.032*           $ --*     $ 0.032     $ (0.032)           $ --        $ (0.032)
   2006                  1.00        0.027*             --*       0.027       (0.027)             --          (0.027)
   2005                  1.00        0.016*             --*       0.016       (0.016)             --          (0.016)
   2004                  1.00        0.007*             --*       0.007       (0.007)             --          (0.007)
   2003                  1.00        0.009              --        0.009       (0.009)             --          (0.009)

INSTITUTIONAL TAX FREE FUND
   CLASS A
   2007                $ 1.00      $ 0.033*           $ --*     $ 0.033     $ (0.033)           $ --        $ (0.033)
   2006                  1.00        0.029*             --*       0.029       (0.029)             --          (0.029)
   2005                  1.00        0.017*             --*       0.017       (0.017)             --          (0.017)
   2004                  1.00        0.008*             --*       0.008       (0.008)             --          (0.008)
   2003                  1.00        0.010              --        0.010       (0.010)             --          (0.010)
   CLASS B
   2007                $ 1.00      $ 0.030*           $ --*     $ 0.030     $ (0.030)           $ --        $ (0.030)
   2006                  1.00        0.026*             --*       0.026       (0.026)             --          (0.026)
   2005                  1.00        0.014*             --*       0.014       (0.014)             --          (0.014)
   2004                  1.00        0.005*             --*       0.005       (0.005)             --          (0.005)
   2003                  1.00        0.007              --        0.007       (0.007)             --          (0.007)
   CLASS C
   2007                $ 1.00      $ 0.028*           $ --*     $ 0.028     $ (0.028)           $ --        $ (0.028)
   2006                  1.00        0.024*             --*       0.024       (0.024)             --          (0.024)
   2005                  1.00        0.012*             --*       0.012       (0.012)             --          (0.012)
   2004                  1.00        0.003*             --*       0.003       (0.003)             --          (0.003)
   2003                  1.00        0.005              --        0.005       (0.005)             --          (0.005)

MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2007                $ 1.00      $ 0.031*           $ --*     $ 0.031     $ (0.031)           $ --        $ (0.031)
   2006                  1.00        0.026*             --*       0.026       (0.026)             --          (0.026)
   2005                  1.00        0.014*             --*       0.014       (0.014)             --          (0.014)
   2004                  1.00        0.005*             --*       0.005       (0.005)             --          (0.005)
   2003                  1.00        0.007              --        0.007       (0.007)             --          (0.007)

-------------------------------------------------------------------------------------------------------
                                                                              Ratio of
                                                                              Expenses
                                                                            to Average
                                                                            Net Assets   Ratio of Net
                                                             Ratio of       (Excluding     Investment
                     Net Asset                Net Assets     Expenses        Fees Paid         Income
                    Value, End     Total   End of Period   to Average   Indirectly and     to Average
                     of Period   Return+   ($ Thousands)   Net Assets         Waivers)     Net Assets
-------------------------------------------------------------------------------------------------------
TAX FREE FUND
   CLASS A
   2007                 $ 1.00      3.28%    $   707,142         0.45%            0.68%          3.23%
   2006                   1.00      2.76         667,587         0.45             0.69           2.72
   2005                   1.00      1.58         732,760         0.45             0.68           1.58
   2004                   1.00      0.65         782,314         0.45             0.68           0.66
   2003                   1.00      0.86         884,503         0.45             0.68           0.84

INSTITUTIONAL TAX FREE FUND
   CLASS A
   2007                 $ 1.00      3.39%    $   920,166         0.33%            0.69%          3.34%
   2006                   1.00      2.90         786,745         0.33             0.69           2.85
   2005                   1.00      1.72         813,440         0.33             0.68           1.70
   2004                   1.00      0.79         862,511         0.33             0.68           0.78
   2003                   1.00      1.01       1,112,175         0.33             0.67           1.00
   CLASS B
   2007                 $ 1.00      3.09%    $   329,241         0.63%            0.74%          3.04%
   2006                   1.00      2.59         297,434         0.63             0.74           2.55
   2005                   1.00      1.41         273,316         0.63             0.73           1.41
   2004                   1.00      0.49         239,435         0.63             0.73           0.49
   2003                   1.00      0.70         251,836         0.63             0.72           0.71
   CLASS C
   2007                 $ 1.00      2.87%    $    33,056         0.83%            0.94%          2.85%
   2006                   1.00      2.38          21,541         0.83             0.94           2.37
   2005                   1.00      1.21          29,893         0.83             0.93           1.22
   2004                   1.00      0.29          29,157         0.83             0.93           0.29
   2003                   1.00      0.50          37,052         0.83             0.92           0.52

MASSACHUSETTS TAX FREE MONEY MARKET FUND
   CLASS B
   2007                 $ 1.00      3.15%    $   100,523         0.55%            0.61%          3.11%
   2006                   1.00      2.65         104,205         0.55             0.62           2.59
   2005                   1.00      1.45          87,526         0.55             0.60           1.47
   2004                   1.00      0.51          56,648         0.55             0.59           0.51
   2003                   1.00      0.69          65,815         0.55             0.60           0.69


--------------------------------------------------------------------------------
92                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

----------------------------------------------------------------------------------------------------------------------
                                              Net Realized
                                                       and
                     Net Asset                  Unrealized                 Dividends   Distributions           Total
                        Value,          Net          Gains        Total     from Net        from Net       Dividends
                     Beginning   Investment    (Losses) on         from   Investment        Realized             and
                     of Period       Income    Investments   Operations       Income           Gains   Distributions
----------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2007                $ 10.81       $ 0.39*       $ (0.18)*     $ 0.21      $ (0.39)         $   --         $ (0.39)
   2006                  10.98         0.37*         (0.14)*       0.23        (0.37)          (0.03)          (0.40)
   2005                  11.12         0.37*         (0.11)*       0.26        (0.37)          (0.03)          (0.40)
   2004                  11.10         0.37*          0.21*        0.58        (0.37)          (0.19)          (0.56)
   2003                  11.46         0.40          (0.14)        0.26        (0.40)          (0.22)          (0.62)

SHORT DURATION MUNICIPAL FUND
   CLASS A
   2007                $  9.92       $ 0.31*       $  0.01*      $ 0.32      $ (0.31)         $   --         $ (0.31)
   2006                   9.94         0.25*         (0.02)*       0.23        (0.25)             --           (0.25)
   2005                  10.02         0.16*         (0.08)*       0.08        (0.16)             --           (0.16)
   2004 (1)              10.00         0.10*            --*        0.10        (0.08)             --           (0.08)

PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2007                $ 10.43       $ 0.42*       $ (0.15)*     $ 0.27      $ (0.42)         $   --         $ (0.42)
   2006                  10.63         0.42*         (0.18)*       0.24        (0.42)          (0.02)          (0.44)
   2005                  10.85         0.42*         (0.12)*       0.30        (0.42)          (0.10)          (0.52)
   2004                  10.84         0.44*          0.11*        0.55        (0.44)          (0.10)          (0.54)
   2003                  10.95         0.48          (0.10)        0.38        (0.48)          (0.01)          (0.49)
   CLASS B
   2007                $ 10.43       $ 0.43*       $ (0.15)*     $ 0.28      $ (0.43)         $   --         $ (0.43)
   2006                  10.63         0.43*         (0.18)*       0.25        (0.43)          (0.02)          (0.45)
   2005                  10.85         0.43*         (0.12)*       0.31        (0.43)          (0.10)          (0.53)
   2004                  10.84         0.45*          0.11*        0.56        (0.45)          (0.10)          (0.55)
   2003                  10.95         0.49          (0.10)        0.39        (0.49)          (0.01)          (0.50)

MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2007                $  9.94       $ 0.35*       $ (0.10)*     $ 0.25      $ (0.35)         $(0.01)        $ (0.36)
   2006                  10.18         0.35*         (0.16)*       0.19        (0.35)          (0.08)          (0.43)
   2005                  10.32         0.35*         (0.08)*       0.27        (0.35)          (0.06)          (0.41)
   2004                  10.24         0.34*          0.25*        0.59        (0.34)          (0.17)          (0.51)
   2003                  10.56         0.36          (0.11)        0.25        (0.36)          (0.21)          (0.57)

--------------------------------------------------------------------------------------------------------------
                                                                         Ratio of
                                                                         Expenses   Ratio of Net
                                                            Ratio of   to Average     Investment
                     Net Asset               Net Assets     Expenses   Net Assets         Income   Portfolio
                    Value, End    Total   End of Period   to Average   (Excluding     to Average    Turnover
                     of Period  Return+   ($ Thousands)   Net Assets     Waivers)     Net Assets       Rate+
--------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
   CLASS A
   2007                $ 10.63     1.94%    $ 1,152,018         0.60%        0.86%          3.62%      34.14%
   2006                  10.81     2.18       1,046,278         0.60         0.86           3.48       33.80
   2005                  10.98     2.39         973,512         0.60         0.87           3.33       26.71
   2004                  11.12     5.33         920,190         0.60         0.86           3.31       34.62
   2003                  11.10     2.31         824,103         0.60         0.87           3.53       41.87

SHORT DURATION MUNICIPAL FUND
   CLASS A
   2007                $  9.93     3.23%    $   292,216         0.60%        0.86%          3.12%      28.41%
   2006                   9.92     2.33         209,589         0.60         0.86           2.50       27.80
   2005                   9.94     0.83         125,927         0.60         0.86           1.71       17.74
   2004 (1)              10.02     0.96          67,979         0.60         0.88           1.31        8.39

PENNSYLVANIA MUNICIPAL BOND FUND
   CLASS A
   2007                $ 10.28     2.61%    $    77,775         0.60%        0.84%          4.04%      22.85%
   2006                  10.43     2.31          64,573         0.60         0.84           4.00        6.93
   2005                  10.63     2.88          55,224         0.60         0.85           3.92       12.28
   2004                  10.85     5.12          57,809         0.60         0.84           4.00       12.00
   2003                  10.84     3.48          56,268         0.60         0.85           4.35       19.73
   CLASS B
   2007                $ 10.28     2.74%    $    27,767         0.48%        0.89%          4.16%      22.85%
   2006                  10.43     2.43          42,779         0.48         0.89           4.12        6.93
   2005                  10.63     3.00          43,088         0.48         0.89           4.04       12.28
   2004                  10.85     5.25          50,888         0.48         0.89           4.12       12.00
   2003                  10.84     3.60          61,992         0.48         0.90           4.47       19.73

MASSACHUSETTS MUNICIPAL BOND FUND
   CLASS A
   2007                $  9.83     2.51%    $    42,238         0.60%        0.86%          3.52%      13.13%
   2006                   9.94     1.96          37,268         0.60         0.86           3.53       13.50
   2005                  10.18     2.69          39,304         0.60         0.86           3.44       23.03
   2004                  10.32     5.91          41,249         0.60         0.86           3.35       33.60
   2003                  10.24     2.44          39,899         0.60         0.87           3.48       41.20

*     Per share calculations were performed using average shares.
+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) The Short Duration Municipal Fund commenced operations on November 13, 2003. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        93

Financial Highlights

For the years ended August 31,
For a Share Outstanding Throughout the Periods

----------------------------------------------------------------------------------------------------------------------
                                              Net Realized
                                                       and
                     Net Asset                  Unrealized                 Dividends   Distributions           Total
                        Value,          Net          Gains        Total     from Net        from Net       Dividends
                     Beginning   Investment    (Losses) on         from   Investment        Realized             and
                     of Period       Income    Investments   Operations       Income           Gains   Distributions
----------------------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2007                $ 10.05       $ 0.34*       $ (0.10)*     $ 0.24      $ (0.34)         $   --(1)      $ (0.34)
   2006                  10.21         0.34*         (0.16)*       0.18        (0.34)             --           (0.34)
   2005                  10.33         0.33*         (0.12)*       0.21        (0.33)             --(1)        (0.33)
   2004                  10.32         0.32*          0.18*        0.50        (0.32)          (0.17)          (0.49)
   2003                  10.60         0.35          (0.13)        0.22        (0.35)          (0.15)          (0.50)

NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2007                $ 10.26       $ 0.35*       $ (0.06)*     $ 0.29      $ (0.35)         $   --(1)      $ (0.35)
   2006                  10.44         0.35*         (0.14)*       0.21        (0.35)          (0.04)          (0.39)
   2005                  10.64         0.34*         (0.14)*       0.20        (0.34)          (0.06)          (0.40)
   2004                  10.47         0.35*          0.25*        0.60        (0.35)          (0.08)          (0.43)
   2003                  10.67         0.36          (0.07)        0.29        (0.36)          (0.13)          (0.49)

CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2007                $ 10.18       $ 0.35*       $ (0.13)*     $ 0.22      $ (0.35)         $(0.01)        $ (0.36)
   2006                  10.36         0.35*         (0.15)*       0.20        (0.35)          (0.03)          (0.38)
   2005                  10.45         0.35*         (0.07)*       0.28        (0.35)          (0.02)          (0.37)
   2004                  10.34         0.34*          0.24*        0.58        (0.34)          (0.13)          (0.47)
   2003                  10.72         0.36          (0.20)        0.16        (0.36)          (0.18)          (0.54)

---------------------------------------------------------------------------------------------------------------
                                                                          Ratio of
                                                                          Expenses   Ratio of Net
                                                             Ratio of   to Average     Investment
                     Net Asset                Net Assets     Expenses   Net Assets         Income   Portfolio
                    Value, End     Total   End of Period   to Average   (Excluding     to Average    Turnover
                     of Period   Return+   ($ Thousands)   Net Assets     Waivers)     Net Assets       Rate+
---------------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND
   CLASS A
   2007                $  9.95      2.41%      $ 118,700         0.60%        0.86%          3.36%      20.73%
   2006                  10.05      1.83          90,527         0.60         0.87           3.40       16.55
   2005                  10.21      2.13          75,784         0.60         0.86           3.24       29.25
   2004                  10.33      4.96          73,159         0.60         0.86           3.09       47.75
   2003                  10.32      2.06          62,708         0.60         0.87           3.31       35.06

NEW YORK MUNICIPAL BOND FUND
   CLASS A
   2007                $ 10.20      2.88%      $ 151,008         0.60%        0.86%          3.41%       8.45%
   2006                  10.26      2.03         133,089         0.60         0.86           3.38       12.58
   2005                  10.44      1.95         102,845         0.60         0.86           3.27       21.55
   2004                  10.64      5.82          97,570         0.60         0.86           3.27       17.22
   2003                  10.47      2.78          88,866         0.60         0.87           3.40       22.74

CALIFORNIA MUNICIPAL BOND FUND
   CLASS A
   2007                $ 10.04      2.13%      $ 219,744         0.60%        0.86%          3.45%      13.86%
   2006                  10.18      2.03         196,102         0.60         0.87           3.50       32.22
   2005                  10.36      2.70         186,541         0.60         0.86           3.37       11.79
   2004                  10.45      5.78         183,733         0.60         0.86           3.30       29.46
   2003                  10.34      1.48         179,552         0.60         0.86           3.40       60.61

*     Per share calculations were performed using average shares.
+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)   Amount represents less than $0.01 per share.
Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
94                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

Notes to Financial Statements

August 31, 2007

1. ORGANIZATION

SEI Tax Exempt Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with ten operational funds ("Funds"): the Tax Free, Institutional Tax Free, and Massachusetts Tax Free Money Market, (each a "Fund," collectively "the Money Market Funds"), the Intermediate-Term Municipal, Short Duration Municipal, Pennsylvania Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, and California Municipal Bond (each a "Fund," collectively "the Fixed Income Funds"). The Funds are registered to offer up to three classes of shares: Class A, Class B and Class C. The Trust`s prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

The Tax-Advantage Income Fund commenced operations on September 4, 2007.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of August 31, 2007, there were no fair valued securities in the Funds.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

EXPENSES -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

DISCOUNT AND PREMIUM AMORTIZATION -- All amortization is calculated using the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

COMPENSATING BALANCES -- Funds with cash overdrafts in excess of $100,000 are required to leave 112% in compensating balances with


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        95

U.S. Bank, NA, the custodian of the Trust, on the following day. Funds with positive cash balances in excess of $100,000 are allowed to overdraw 90% of the balance with U.S. Bank NA on the following day.

FEES PAID INDIRECTLY -- The Money Market Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee by their custodian when negative cash balances are maintained. These credits and debits are included under custodian/wire agent fees on the statement of operations, with the corresponding expense offset shown as "fees paid indirectly," if any.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION & TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company ("SEI"), provides administrative and transfer agent services to the Funds. For its services, the Administrator receives annual fees, based on the average daily net assets of the respective funds, as presented below:

              Tax Free Fund                           .36%
              Institutional Tax Free Fund             .36%
              Massachusetts Tax Free
                 Money Market Fund                    .23%
              Intermediate-Term Municipal Fund        .24%
              Short Duration Municipal Fund           .24%
              Pennsylvania Municipal Bond Fund        .20%
              Massachusetts Municipal Bond Fund       .24%
              New Jersey Municipal Bond Fund          .24%
              New York Municipal Bond Fund            .24%
              California Municipal Bond Fund          .24%

However, the Administrator has voluntarily agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds' daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.

-----------------------------------------------------------------------------------------------
                                   Institutional   Massachusetts    Intermediate-        Short
                             Tax             Tax        Tax Free             Term     Duration
Fund                        Free            Free    Money Market        Municipal    Municipal
-----------------------------------------------------------------------------------------------
Class A                     .45%            .33%           .25%*             .60%         .60%
Class B                      --             .63%           .55%               --           --
Class C                      --             .83%           .75%*              --           --
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
                    Pennsylvania   Massachusetts      New Jersey         New York   California
                       Municipal       Municipal       Municipal        Municipal    Municipal
Fund                        Bond            Bond            Bond             Bond         Bond
-----------------------------------------------------------------------------------------------
Class A                     .60%            .60%            .60%             .60%         .60%
Class B                     .48%             --              --               --           --
-----------------------------------------------------------------------------------------------

* Class not currently operational.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms (including the Distributor) that provide shareholder and administrative services may receive compensation thereof. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund:

--------------------------------------------------------------------------------
                                                Shareholder    Administrative
                                                  servicing           service
Fund                                                   fees              fees
--------------------------------------------------------------------------------
Tax Free -- Class A                                     .25%               --
Institutional Tax Free
   Class A                                              .25%               --
   Class B                                              .25%              .05%
   Class C                                              .25%              .25%
Massachusetts Tax Free
   Money Market
   Class B                                              .25%              .05%
   Class C                                              .25%*             .25%*
Intermediate-Term Municipal
   Class A                                              .25%               --
Short Duration
   Municipal -- Class A                                 .25%               --
Pennsylvania Municipal Bond
   Class A                                              .25%               --
   Class B                                              .25%              .05%
Massachusetts Municipal Bond
   Class A                                              .25%               --
New Jersey Municipal Bond
   Class A                                              .25%               --
New York Municipal Bond
   Class A                                              .25%               --
California Municipal Bond
   Class A                                              .25%               --

* Class not currently operational.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each Fund and Class B of Pennsylvania Municipal Bond Fund since inception of the plan. This waiver is voluntary and can be terminated at any time.

INVESTMENT IN AFFILIATED REGISTERED INVESTMENT COMPANY -- The Funds may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its Index.

PAYMENT TO AFFILIATES -- Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator or SEI Investments Management Corporation ("SIMC") (the "Adviser"), a wholly owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.


--------------------------------------------------------------------------------
96                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

4. INVESTMENT ADVISORY AGREEMENTS

SIMC acts as the Investment Adviser to the Fixed Income Funds. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% for the Pennsylvania Municipal Bond Fund and .33% for the Intermediate-Term, Short Duration, Massachusetts, New Jersey, New York and California Municipal Bond Funds. The Adviser has agreed to voluntarily waive a portion of its fee to limit the Funds' total annual expenses. These waivers are voluntary and can be terminated at any time.

SIMC is also the Investment Adviser to the Money Market Funds. For its services, SIMC receives an annual fee equal to 0.05% for the first $500 million, 0.04% for the next $500 million, and 0.03% over $1 billion. The fee is calculated based on the combined assets of the Money Market Funds. The annual fee received by SIMC for these Money Market Funds is paid to the sub-advisors of these Funds in accordance with the sub-advisory agreements as described below. Accordingly, SIMC does not retain a fee for its services as Investment Adviser for these Funds.

Pursuant to the "manager of managers" structure, the Board of Trustees approved sub-advisory agreements for the Funds. Neuberger Berman Management Inc. ("NB") acts as the Sub-Adviser on behalf of the Money Market Funds and Short Duration Municipal Fund. Standish Mellon Asset Management ("SMAM") acts as Sub-Adviser for the Pennsylvania, New York and Massachusetts Municipal Bond Funds. SMAM and Delaware Investments ("DI") act as Sub-Advisers for the Intermediate-Term Municipal Fund. McDonnell Investment Management L.L.C. ("MIM") is the Sub-Adviser for the New Jersey and the California Municipal Bond Funds. Each Sub-Adviser is party to an investment sub-advisory agreement approved by the shareholders of each Fund with SIMC. SIMC is responsible for the supervision of, and payment of fees to NB, MIM, DI and SMAM in connection with their services to the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the year ended August 31, 2007, were as follows:
--------------------------------------------------------------------------------
                Intermediate-Term  Short Duration   Pennsylvania  Massachusetts
                        Municipal       Municipal      Municipal      Municipal
                             Fund            Fund      Bond Fund      Bond Fund
                    ($ Thousands)   ($ Thousands)  ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
Purchases ...   $         456,720  $      113,574  $      22,810  $      10,229
Sales .......             353,575          49,944         22,781          4,910

--------------------------------------------------------------------------------
                       New Jersey        New York     California
                        Municipal       Municipal      Municipal
                        Bond Fund       Bond Fund      Bond Fund
                    ($ Thousands)   ($ Thousands)  ($ Thousands)
--------------------------------------------------------------------------------
Purchases ...   $          50,394  $       29,821  $      55,819
Sales .......              20,771          11,331         28,038

6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.

Many municipalities insure their obligations with insurance underwritten by insurance companies, which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements, such as letters of credit or guarantees issued by third party domestic or foreign banks or other institutions, that reduce the credit risk of the securities.

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        97

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

-------------------------------------------------------------------------------------------
                               Tax-Exempt                         Long-term
                                   Income   Ordinary Income    Capital Gain           Total
                            ($ Thousands)     ($ Thousands)   ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------------------
Tax Free Fund        2007   $      21,752   $            --   $          --   $      21,752
                     2006          18,649                --              --          18,649

Institutional Tax    2007          39,842                --              --          39,842
   Free Fund         2006          32,217                 1              --          32,218

Massachusetts
   Tax Free
   Money Market      2007           2,876                --              --           2,876
   Fund              2006           2,026                --              --           2,026

Intermediate-Term
   Municipal         2007          39,487                49              --          39,536
   Fund              2006          34,746                31           2,451          37,228

Short Duration
   Municipal         2007           6,932               312              --           7,244
   Fund              2006           4,408                --              --           4,408

-------------------------------------------------------------------------------------------
                               Tax-Exempt                         Long-term
                                   Income   Ordinary Income    Capital Gain           Total
                            ($ Thousands)     ($ Thousands)   ($ Thousands)   ($ Thousands)
-------------------------------------------------------------------------------------------
Pennsylvania
   Municipal         2007           4,246                 7              --           4,253
   Bond Fund         2006           4,134                 1             201           4,336

Massachusetts
   Municipal         2007           1,372                --              32           1,404
   Bond Fund         2006           1,330                --             291           1,621

New Jersey
   Municipal         2007           3,457                 2              25           3,484
   Bond Fund         2006           2,809                --              --           2,809

New York
   Municipal         2007           4,781                --              43           4,824
   Bond Fund         2006           4,003                --             391           4,394

California
   Municipal         2007           7,107                22              92           7,221
   Bond Fund         2006           6,586                26             531           7,143

As of August 31, 2007, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

------------------------------------------------------------------------------------------------------------------------------------
                          Undistributed                                                                                       Total
                             Tax-Exempt                                                                               Distributable
                                Income/  Undistributed   Undistributed                                    Unrealized      Earnings/
                          Distributions       Ordinary       Long-Term   Capital Loss   Post-October   Appreciation/   (Accumulated
                              in Excess         Income    Capital Gain  Carryforwards        Losses   (Depreciation)        Losses)
                          ($ Thousands)  ($ Thousands)   ($ Thousands)  ($ Thousands)  ($ Thousands)   ($ Thousands)  ($ Thousands)
------------------------------------------------------------------------------------------------------------------------------------
Tax Free Fund             $          15  $          --   $          --  $         (21) $          --  $           --  $          (6)
Institutional Tax Free
   Fund                             (41)            --              --             (1)           (19)             --            (61)
Massachusetts Tax
   Free Money Market
   Fund                               7              4               4             --             --              --             15
Intermediate-Term
   Municipal Fund                    40             --              --         (2,931)        (1,528)         (6,363)       (10,782)
Short Duration
   Municipal Fund                     3             --              --           (237)           (89)           (292)          (615)
Pennsylvania
   Municipal Bond
   Fund                               5             --             120             --             --             538            663
Massachusetts
   Municipal Bond
   Fund                               1             --              22             --             --              15             38
New Jersey Municipal
   Bond Fund                          2             --              --             --           (175)             (1)          (174)
New York Municipal
   Bond Fund                          2             --              82             --             --             431            515
California Municipal
   Bond Fund                          3             23              45             --             --             947          1,018


--------------------------------------------------------------------------------
98                        SEI Tax Exempt Trust / Annual Report / August 31, 2007

Post-October losses represent losses realized on investment transactions from November 1, 2006 through August 31, 2007, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains. Each Fund's capital loss carryforwards will expire as follows:

----------------------------------------------------------------------------------------------------------------
                                        Expires         Expires         Expires         Expires         Expires
                                           2015            2014            2013            2012            2011
                                  ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
----------------------------------------------------------------------------------------------------------------
Tax Free Fund                     $          --   $          --   $          15   $          --   $          --
Institutional Tax Free Fund                  --              --               1              --              --
Intermediate-Term
   Municipal Fund                         2,758             173              --              --              --
Short Duration Municipal Fund               144              71              22              --              --

------------------------------------------------------------------------------------------------
                                                                                  Total Capital
                                                                                          Loss
                                        Expires         Expires         Expires    Carryforward
                                           2010            2009            2008         8/31/07
                                  ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------------------
Tax Free Fund                     $           1   $           5   $          --   $          21
Institutional Tax Free Fund                  --              --              --               1
Intermediate-Term
   Municipal Fund                            --              --              --           2,931
Short Duration Municipal Fund                --              --              --             237

During the year ended August 31, 2007, the following funds utilized capital loss carryforwards to offset realized capital gains.
---------------------------------------------------------
                                                   Amount
                                            ($ Thousands)
---------------------------------------------------------
Tax Free Fund                                         $21
Pennsylvania Municipal Bond Fund                        5
New Jersey Municipal Bond Fund                         77

At August 31, 2007, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:

------------------------------------------------------------------------------------------------------------------
                                                               Aggregate Gross   Aggregate Gross   Net Unrealized
                                                                    Unrealized        Unrealized    Appreciation/
                                            Federal Tax Cost      Appreciation      Depreciation   (Depreciation)
                                               ($ Thousands)     ($ Thousands)     ($ Thousands)    ($ Thousands)
------------------------------------------------------------------------------------------------------------------
Intermediate-Term Municipal Fund            $      1,139,201   $         6,722   $       (13,085)  $       (6,363)
Short Duration Municipal Fund                        288,806               314              (606)            (292)
Pennsylvania Municipal Bond Fund                     104,047             1,378              (840)             538
Massachusetts Municipal Bond Fund                     41,756               377              (362)              15
New Jersey Municipal Bond Fund                       117,790               798              (799)              (1)
New York Municipal Bond Fund                         151,666             1,168              (737)             431
California Municipal Bond Fund                       216,198             2,429            (1,482)             947

At August 31, 2007, the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Schedule of Investments.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                        99

NOTES TO FINANCIAL STATEMENTS (Concluded)


9. SHARE TRANSACTIONS (Thousands):

-----------------------------------------------------------------------------------------------------------------------
                                                                          INSTITUTIONAL             MASSACHUSETTS
                                                 TAX FREE                   TAX FREE                TAX FREE MONEY
                                                   FUND                       FUND                    MARKET FUND
-----------------------------------------------------------------------------------------------------------------------
                                              2007          2006          2007          2006        2007          2006
-----------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Proceeds from Shares Issued           4,888,662     4,657,863     4,247,009     4,872,557          --            --
   Reinvestment of Dividends
      & Distributions                       14,751        12,023         8,952         8,088          --            --
   Cost of Shares Redeemed              (4,863,894)   (4,735,070)   (4,122,500)   (4,907,381)         --            --
-----------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions               39,519       (65,184)      133,461       (26,736)         --            --
-----------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                  --            --     1,083,203     1,146,940     562,404       540,401
   Reinvestment of Dividends
      & Distributions                           --            --         5,810         4,289         143           108
   Cost of Shares Redeemed                      --            --    (1,057,198)   (1,127,124)   (566,246)     (523,829)
-----------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions                   --            --        31,815        24,105      (3,699)       16,680
-----------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                  --            --       268,137       278,438          --            --
   Reinvestment of Dividends
      & Distributions                           --            --            44            --          --            --
   Cost of Shares Redeemed                      --            --      (256,656)     (286,791)         --            --
-----------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions                   --            --        11,525        (8,353)         --            --
-----------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
      Share Transactions                    39,519       (65,184)      176,801       (10,984)     (3,699)       16,680
=======================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

-----------------------------------------------------------------------------------------------------------------------
                                               NEW JERSEY                   NEW YORK                  CALIFORNIA
                                                MUNICIPAL                  MUNICIPAL                   MUNICIPAL
                                                BOND FUND                  BOND FUND                   BOND FUND
-----------------------------------------------------------------------------------------------------------------------
                                              2007          2006          2007          2006        2007          2006
-----------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Proceeds from Shares Issued               4,431         3,140         3,740         4,701       6,225         6,779
   Reinvestment of Dividends
      & Distributions                          330           269           450           410         662           652
   Cost of Shares Redeemed                  (1,836)       (1,824)       (2,349)       (1,992)     (4,274)       (6,161)
-----------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions                2,925         1,585         1,841         3,119       2,613         1,270
-----------------------------------------------------------------------------------------------------------------------
   Increase in Share Transactions            2,925         1,585         1,841         3,119       2,613         1,270
=======================================================================================================================


--------------------------------------------------------------------------------
100                       SEI Tax Exempt Trust / Annual Report / August 31, 2007

-----------------------------------------------------------------------------------------------------------------------
                                     INTERMEDIATE-         SHORT DURATION         PENNSYLVANIA         MASSACHUSETTS
                                    TERM MUNICIPAL            MUNICIPAL             MUNICIPAL            MUNICIPAL
                                         FUND                   FUND                BOND FUND            BOND FUND
-----------------------------------------------------------------------------------------------------------------------
                                     2007       2006       2007       2006       2007       2006       2007       2006
-----------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Proceeds from Shares Issued     33,341     31,589     17,430     15,808      2,462      1,963      1,115        903
   Reinvestment of Dividends
      & Distributions               3,347      3,164        681        422        262        228        137        158
   Cost of Shares Redeemed        (25,075)   (26,686)    (9,792)    (7,773)    (1,350)    (1,196)      (702)    (1,172)
-----------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions      11,613      8,067      8,319      8,457      1,374        995        550       (111)
-----------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued         --         --         --         --        328        647         --         --
   Reinvestment of Dividends
      & Distributions                  --         --         --         --         20         44         --         --
   Cost of Shares Redeemed             --         --         --         --     (1,748)      (644)        --         --
-----------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions          --         --         --         --     (1,400)        47         --         --
-----------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued         --         --         --         --         --         --         --         --
   Reinvestment of Dividends
      & Distributions                  --         --         --         --         --         --         --         --
   Cost of Shares Redeemed             --         --         --         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions          --         --         --         --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
      Share Transactions           11,613      8,067      8,319      8,457        (26)     1,042        550       (111)
====================================================================================================================

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund asset calculations as late as the Funds' last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in its semi-annual report of February 28, 2008. As of August 31, 2007, the Funds do not anticipate a material impact to the financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued STATEMENT ON FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of August 31, 2007, the Funds do not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

11. SUBSEQUENT EVENT

The Tax-Advantage Income Fund commenced operations on September 4, 2007.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                       101

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                       TERM OF                                       NUMBER OF
                                        OFFICE                                      PORTFOLIOS
                                         AND                 PRINCIPAL                IN FUND
          NAME           POSITION(S)  LENGTH OF            OCCUPATION(S)              COMPLEX            OTHER DIRECTORSHIPS
        ADDRESS,          HELD WITH     TIME                DURING PAST               OVERSEEN                 HELD BY
        AND AGE            TRUSTS      SERVED 1             FIVE YEARS              BY TRUSTEE 2               TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------

Robert A. Nesher          Chairman    since 1982  Currently performs various              75        Trustee of The Advisors' Inner
One Freedom                of the                 services on behalf of SEI                         Circle Fund, The Advisors'
Valley Drive,             Board of                Investments for which Mr.                         Inner Circle Fund II, Bishop
Oaks, PA 19456            Trustees*               Nesher is compensated.                            Street Funds, Director of SEI
61 yrs. old                                                                                         Global Master Fund, plc, SEI
                                                                                                    Global Assets Fund, plc, SEI
                                                                                                    Global Investments Fund, plc,
                                                                                                    SEI Investments Global,
                                                                                                    Limited, SEI Investments --
                                                                                                    Global Fund Services, Limited,
                                                                                                    SEI Investments (Europe),
                                                                                                    Limited, SEI Investments -- Unit
                                                                                                    Trust Management (UK), Limited,
                                                                                                    SEI Global Nominee Ltd., SEI
                                                                                                    Opportunity Master Fund, L.P.,
                                                                                                    SEI Opportunity Fund, L.P., SEI
                                                                                                    Multi-Strategy Funds plc, SEI
                                                                                                    Structured Credit Fund, L.P. and
                                                                                                    SEI Alpha Strategy Portfolios,
                                                                                                    L.P.
------------------------------------------------------------------------------------------------------------------------------------

William M. Doran          Trustee*    since 1982  Self-employed consultant since          75        Trustee of The Advisors' Inner
1701 Market Street                                2003. Partner, Morgan, Lewis &                    Circle Fund, The Advisors'
Philadelphia, PA                                  Bockius LLP (law firm) from 1976                  Inner Circle Fund II, Bishop
19103                                             to 2003, counsel to the Trust,                    Street Funds, Director of SEI
67 yrs. old                                       SEI, SIMC, the Administrator and                  since 1974. Director of the
                                                  the Distributor. Secretary of SEI                 Distributor since 2003.
                                                  since 1978.                                       Director of SEI Investments --
                                                                                                    Global Fund Services, Limited,
                                                                                                    SEI Investments Global,
                                                                                                    Limited, SEI Investments
                                                                                                    (Europe), Limited, SEI
                                                                                                    Investments (Asia), Limited,
                                                                                                    SEI Asset Korea Co., Ltd. and
                                                                                                    SEI Alpha Strategy Portfolios,
                                                                                                    L.P.
------------------------------------------------------------------------------------------------------------------------------------

TRUSTEES
--------

F. Wendell Gooch          Trustee     since 1982  Retired                                 75        Trustee of STI Classic Funds
One Freedom                                                                                         and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
74 yrs. old
------------------------------------------------------------------------------------------------------------------------------------

James M. Storey           Trustee     since 1995  Attorney, sole practitioner since       75        Trustee of The Advisors' Inner
One Freedom                                       1994. Partner, Dechert Price &                    Circle Fund, The Advisors'
Valley Drive,                                     Rhoads, September 1987 - December                 Inner Circle Fund II, Bishop
Oaks, PA 19456                                    1993.                                             Street Funds, Massachusetts
76 yrs. old                                                                                         Health and Education Tax-
                                                                                                    Exempt Trust, U.S. Charitable
                                                                                                    Gift Trust and SEI Alpha
                                                                                                    Strategy Portfolios, L.P.
------------------------------------------------------------------------------------------------------------------------------------

* MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED" PERSONS OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.

1 EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

2 THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
102                       SEI Tax Exempt Trust / Annual Report / August 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                       TERM OF                                       NUMBER OF
                                        OFFICE                                      PORTFOLIOS
                                         AND                 PRINCIPAL                IN FUND
          NAME           POSITION(S)  LENGTH OF            OCCUPATION(S)              COMPLEX            OTHER DIRECTORSHIPS
        ADDRESS,          HELD WITH     TIME                DURING PAST               OVERSEEN                 HELD BY
        AND AGE            TRUSTS      SERVED 1             FIVE YEARS              BY TRUSTEE 2               TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------

George J. Sullivan, Jr.    Trustee    since 1996  Self-Employed Consultant,               75        Trustee of The Advisors' Inner
One Freedom                                       Newfound Consultants Inc.                         Circle Fund, The Advisors'
Valley Drive                                      since April 1997.                                 Inner Circle Fund II, Bishop
Oaks, PA 19456                                                                                      Street Funds, State Street
64 yrs. old                                                                                         Navigator Securities Lending
                                                                                                    Trust, SEI Opportunity Master
                                                                                                    Fund, L.P., SEI Opportunity
                                                                                                    Fund, L.P., SEI Structured
                                                                                                    Credit Fund, L.P. and SEI Alpha
                                                                                                    Strategy Portfolios, L.P.
------------------------------------------------------------------------------------------------------------------------------------

Rosemarie B. Greco         Trustee    since 1999  Director, Governor's Office of          75        Director, Sonoco, Inc.;
One Freedom`                                      Health Care Reform,                               Director, Exelon Corporation;
Valley Drive                                      Commonwealth of Pennsylvania                      Trustee, Pennsylvania Real
Oaks, PA 19456                                    since 2003. Founder and                           Estate Investment Trust and SEI
61 yrs. old                                       Principal, Grecoventures Ltd.                     Alpha Strategy Portfolios, L.P.
                                                  from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------

Nina Lesavoy               Trustee    since 2003  Managing Partner, Cue Capital           75        Director of SEI Opportunity
One Freedom                                       since March 2002, Managing                        Master Fund, L.P., SEI
Valley Drive,                                     Partner and Head of Sales,                        Opportunity Fund, L.P., SEI
Oaks, PA 19456                                    Investorforce, March                              Structured Credit Fund, L.P.
50 yrs. old                                       2000-December 2001; Global                        and SEI Alpha Strategy
                                                  Partner working for the CEO,                      Portfolios L.P.
                                                  Invesco Capital, January
                                                  1998-January 2000. Head of
                                                  Sales and Client Services,
                                                  Chancellor Capital and later
                                                  LGT Asset Management, 1986-2000.
------------------------------------------------------------------------------------------------------------------------------------

James M. Williams          Trustee    since 2004  Vice President and Chief                75        Trustee/Director of Ariel
One Freedom                                       Investment Officer, J. Paul                       Mutual Funds, SEI Opportunity
Valley Drive,                                     Getty Trust, Non-Profit                           Master Fund, L.P., SEI
Oaks, PA 19456                                    Foundation for Visual Arts,                       Opportunity Fund, L.P., SEI
59 yrs. old                                       since December 2002. President,                   Structured Credit Fund, L.P.
                                                  Harbor Capital Advisors and                       and SEI Alpha Strategy
                                                  Harbor Mutual Funds, 2000-2002.                   Portfolios, L.P.
                                                  Manager, Pension Asset
                                                  Management, Ford Motor Company,
                                                  1997-1999.
------------------------------------------------------------------------------------------------------------------------------------

Mitchell A. Johnson        Trustee    since 2007  Private Investor since 1994.            75        Trustee of the Advisors' Inner
One Freedom                                                                                         Circle Fund, The Advisor's
Valley Drive,                                                                                       Inner Circle Fund II, Bishop
Oaks, PA 19456                                                                                      Street Funds and SEI Alpha
65 yrs. old                                                                                         Strategy Portfolios, L.P.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------

Robert A. Nesher          President   since 2005  Currently performs various             N/A                      N/A
One Freedom                 & CEO                 services on behalf of SEI for
Valley Drive,                                     which Mr. Nesher is compensated.
Oaks, PA 19456
61 yrs. old
------------------------------------------------------------------------------------------------------------------------------------

Stephen F. Panner        Controller   since 2005  Fund Accounting Director of the        N/A                      N/A
One Freedom                  and                  Administrator since 2005. Fund
Valley Drive,               Chief                 Administration Manager, Old
Oaks, PA 19456            Financial               Mutual Fund Services,
37 yrs. old                Officer                2000-2005. Chief Financial
                                                  Officer, Controller and
                                                  Treasurer, PBHG Funds and PBHG
                                                  Insurance Series Fund,
                                                  2004-2005. Assistant Treasurer,
                                                  PBHG Funds and PBHG Insurance
                                                  Series Fund, 2000-2004.
                                                  Assistant Treasurer, Old Mutual
                                                  Advisors Fund, 2004-2005.
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                       103

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited) (Concluded)

------------------------------------------------------------------------------------------------------------------------------------
                                       TERM OF                                       NUMBER OF
                                        OFFICE                                      PORTFOLIOS
                                         AND                 PRINCIPAL                IN FUND
          NAME           POSITION(S)  LENGTH OF            OCCUPATION(S)              COMPLEX            OTHER DIRECTORSHIPS
        ADDRESS,          HELD WITH     TIME                DURING PAST               OVERSEEN                 HELD BY
        AND AGE            TRUSTS      SERVED 1             FIVE YEARS              BY TRUSTEE 2               TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------

Russell Emery               Chief     since 2006  Chief Compliance Officer of SEI         N/A                     N/A
One Freedom              Compliance               Opportunity Master Fund, L.P.,
Valley Drive               Officer                SEI Opportunity Fund, L.P., SEI
Oaks, PA 19456                                    Structured Credit Fund, L.P., The
44 yrs. old                                       Advisors' Inner Circle Fund, The
                                                  Advisors' Inner Circle Fund II,
                                                  and Bishop Street Funds, since
                                                  March 2006. Director of
                                                  Investment Product Management and
                                                  Development of SIMC, February
                                                  2003-March 2006. Senior
                                                  Investment Analyst--Equity Team
                                                  of SEI, March 2000-February 2003.
------------------------------------------------------------------------------------------------------------------------------------

Timothy D. Barto            Vice      since 2002  General Counsel, Vice President         N/A                     N/A
One Freedom               President               and Secretary of SIMC and the
Valley Drive                 and                  Administrator since 2004. Vice
Oaks, PA 19456            Secretary               President and Assistant Secretary
39 yrs. old                                       of SEI since 2001. Vice President
                                                  of SIMC and the Administrator
                                                  since 1999. Assistant Secretary
                                                  of SIMC, the Administrator and
                                                  the Distributor and Vice
                                                  President of the Distributor,
                                                  1999-2003.
------------------------------------------------------------------------------------------------------------------------------------

Sofia A. Rosala             Vice      since 2004  Vice President and Assistant            N/A                     N/A
One Freedom               President               Secretary of SIMC and the
Valley Drive                 and                  Administrator since 2005.
Oaks, PA 19456            Assistant               Compliance Officer of SEI,
33 yrs. old               Secretary               September 2001-2004.
------------------------------------------------------------------------------------------------------------------------------------

James Ndiaye                Vice      since 2005  Vice President and Assistant            N/A                     N/A
One Freedom               President               Secretary of SIMC since 2005.
Valley Drive                 and                  Vice President, Deutsche Asset
Oaks, PA 19456            Assistant               Management (2003-2004).
38 yrs. old               Secretary               Associate, Morgan, Lewis &
                                                  Bockius LLP (2000-2003).
------------------------------------------------------------------------------------------------------------------------------------

Michael T. Pang             Vice      since 2005  Vice President and Assistant            N/A                     N/A
One Freedom               President               Secretary of SIMC since 2005.
Valley Drive                 and                  Counsel, Caledonian Bank &
Oaks, PA 19456            Assistant               Trust's Mutual Funds Group
35 yrs. old               Secretary               (2004). Counsel, Permal Asset
                                                  Management (2001-2004).
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
104                       SEI Tax Exempt Trust / Annual Report / August 31, 2007

------------------------------------------------------------------------------------------------------------------------------------
                                       TERM OF                                       NUMBER OF
                                        OFFICE                                      PORTFOLIOS
                                         AND                 PRINCIPAL                IN FUND
          NAME           POSITION(S)  LENGTH OF            OCCUPATION(S)              COMPLEX            OTHER DIRECTORSHIPS
        ADDRESS,          HELD WITH     TIME                DURING PAST               OVERSEEN                 HELD BY
        AND AGE            TRUSTS      SERVED 1             FIVE YEARS              BY TRUSTEE 2               TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------

John J. McCue               Vice      since 2004  Director of Portfolio                   N/A                     N/A
One Freedom               President               Implementations for SIMC since
Valley Drive                                      1995. Managing Director of Money
Oaks, PA 19456                                    Market Investments for SIMC
44 yrs. old                                       since 2003.
------------------------------------------------------------------------------------------------------------------------------------

Nicole Welch             Anti-Money   since 2005  Assistant Vice President and            N/A                     N/A
One Freedom              Laundering               Anti-Money Laundering Compliance
Valley Drive             Compliance               Coordinator of SEI since 2005.
Oaks, PA 19456             Officer                Compliance Analyst, TD Waterhouse
29 yrs. old                                       (2004). Senior Compliance
                                                  Analyst, UBS Financial Services
                                                  (2002-2004). Knowledge Management
                                                  Analyst, PriceWaterhouseCoopers
                                                  Consulting (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

(1) EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.

(2) THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI DAILY INCOME TRUST, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                       105

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons, because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


--------------------------------------------------------------------------------
106                       SEI Tax Exempt Trust / Annual Report / August 31, 2007

                                                BEGINNING     ENDING                  EXPENSES
                                                 ACCOUNT     ACCOUNT     ANNUALIZED     PAID
                                                  VALUE       VALUE       EXPENSE      DURING
                                                 3/1/07      8/31/07       RATIOS      PERIOD*
-----------------------------------------------------------------------------------------------
TAX FREE FUND
-----------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $ 1,000.00   $ 1,016.70      0.45%      $ 2.29
HYPOTHETICAL 5% RETURN
Class A                                        $ 1,000.00   $ 1,022.94      0.45%      $ 2.29
-----------------------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
-----------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $ 1,000.00   $ 1,017.30      0.33%      $ 1.68
Class B                                        $ 1,000.00   $ 1,015.80      0.63%      $ 3.20
Class C                                        $ 1,000.00   $ 1,014.70      0.83%      $ 4.21
HYPOTHETICAL 5% RETURN
Class A                                        $ 1,000.00   $ 1,023.52      0.33%      $ 1.68
Class B                                        $ 1,000.00   $ 1,021.99      0.63%      $ 3.22
Class C                                        $ 1,000.00   $ 1,020.97      0.83%      $ 4.24
-----------------------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B                                        $ 1,000.00   $ 1,016.00      0.55%      $ 2.79
HYPOTHETICAL 5% RETURN
Class B                                        $ 1,000.00   $ 1,022.40      0.55%      $ 2.81
-----------------------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
-----------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $ 1,000.00   $   996.00      0.60%      $ 3.02
HYPOTHETICAL 5% RETURN
Class A                                        $ 1,000.00   $ 1,022.19      0.60%      $ 3.06
-----------------------------------------------------------------------------------------------
SHORT DURATION MUNICIPAL FUND
-----------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $ 1,000.00   $ 1,016.20      0.60%      $ 3.05
HYPOTHETICAL 5% RETURN
Class A                                        $ 1,000.00   $ 1,022.14      0.60%      $ 3.06

                                                BEGINNING     ENDING                  EXPENSES
                                                 ACCOUNT     ACCOUNT     ANNUALIZED     PAID
                                                  VALUE       VALUE       EXPENSE      DURING
                                                 3/1/07      8/31/07       RATIOS      PERIOD*
-----------------------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $ 1,000.00   $ 1,003.60      0.60%      $ 3.03
Class B                                        $ 1,000.00   $ 1,004.20      0.48%      $ 2.42
HYPOTHETICAL 5% RETURN
Class A                                        $ 1,000.00   $ 1,022.14      0.60%      $ 3.06
Class B                                        $ 1,000.00   $ 1,022.76      0.48%      $ 2.45
-----------------------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $ 1,000.00   $ 1,003.60      0.60%      $ 3.03
HYPOTHETICAL 5% RETURN
Class A                                        $ 1,000.00   $ 1,022.14      0.60%      $ 3.06
-----------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $ 1,000.00   $ 1,005.00      0.60%      $ 3.03
HYPOTHETICAL 5% RETURN
Class A                                        $ 1,000.00   $ 1,022.14      0.60%      $ 3.06
-----------------------------------------------------------------------------------------------
NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $ 1,000.00   $ 1,009.40      0.60%      $ 3.04
HYPOTHETICAL 5% RETURN
Class A                                        $ 1,000.00   $ 1,022.14      0.60%      $ 3.06
-----------------------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                        $ 1,000.00   $ 1,002.60      0.60%      $ 3.03
HYPOTHETICAL 5% RETURN
Class A                                        $ 1,000.00   $ 1,022.14      0.60%      $ 3.06

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Annual Report / August 31, 2007                       107

Notice to Shareholders (Unaudited)


For shareholders that do not have an August 31, 2007, taxable year end, this notice is for informational purposes only. For shareholders with an August 31, 2007, taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2007, the Funds are designating the following with regard to distributions paid during the year:

                                                                     (B)
                                                    (A)            ORDINARY          (C)                             (E)
                                                 LONG-TERM          INCOME        TAX EXEMPT         (D)          DIVIDENDS
                                               CAPITAL GAIN     DISTRIBUTIONS       INCOME          TOTAL          RECEIVED
FUND                                           DISTRIBUTION      (TAX BASIS)    DISTRIBUTIONS   DISTRIBUTIONS   DEDUCTION (1)
-----------------------------------------------------------------------------------------------------------------------------
Tax Free (6)                                       0.00%            0.00%          100.00%         100.00%          0.00%
Institutional Tax Free (6)                         0.00%            0.00%          100.00%         100.00%          0.00%
Massachusetts Tax Free
   Money Market (6)                                0.00%            0.00%          100.00%         100.00%          0.00%
Intermediate-Term Municipal (6)                    0.00%            0.13%           99.87%         100.00%          0.00%
Short Duration Municipal (6)                       0.00%            0.00%          100.00%         100.00%          0.00%
Pennsylvania Municipal Bond (6)                    0.00%            0.17%           99.83%         100.00%          0.00%
Massachusetts Municipal Bond (6)                   2.31%            0.00%           97.69%         100.00%          0.00%
New Jersey Municipal Bond                          0.74%            0.04%           99.22%         100.00%          0.00%
New York Municipal Bond                            0.90%            0.00%           99.10%         100.00%          0.00%
California Municipal Bond (7)                      1.29%            0.31%           98.40%         100.00%          0.00%

                                                 (F)
                                              QUALIFYING
                                               DIVIDEND
                                                INCOME          (G)           (H)             (I)
                                               (15% TAX        U.S.       QUALIFIED        QUALIFIED
                                               RATE FOR     GOVERNMENT     INTEREST       SHORT-TERM
FUND                                           QDI) (2)    INTEREST (3)   INCOME (4)   CAPITAL GAIN (5)
-------------------------------------------------------------------------------------------------------
Tax Free (6)                                     0.00%         0.00%         0.00%            0.00%
Institutional Tax Free (6)                       0.00%         0.00%         0.00%            0.00%
Massachusetts Tax Free
   Money Market (6)                              0.00%         0.00%         0.00%            0.00%
Intermediate-Term Municipal (6)                  0.00%         0.00%         0.00%            0.00%
Short Duration Municipal (6)                     0.00%         0.00%         0.00%            0.00%
Pennsylvania Municipal Bond (6)                  0.00%         0.00%         0.00%            0.00%
Massachusetts Municipal Bond (6)                 0.00%         0.00%         0.00%            0.00%
New Jersey Municipal Bond                        0.00%         0.00%         0.00%            0.00%
New York Municipal Bond                          0.00%         0.00%         0.00%            0.00%
California Municipal Bond (7)                    0.00%         0.00%         0.00%          100.00%

(1) "Dividends Received Deduction" represent dividends which qualify for the corporate dividends received deduction.
(2) "Qualifying Dividend Income" represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Fund to designate the max amount permitted by law.
(3) "U.S. Government Interest" represent the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4) "Qualified Interest Income" represent qualifying interest that is exempt from U.S. withholding tax when paid to foreign investors as created by the American Jobs Creation Act of 2004.
(5) "Qualified Short-Term Capital Gain" represent qualifying short-term capital gain that is exempt from U.S. withholding tax when paid to foreign investors as created by the American Jobs Creation Act of 2004.
(6) These funds did not meet the state specific statutory threshold criteria for California, Connecticut, New Jersey, or New York.
(7) For California income tax purposes, for the fiscal year ended August 31, 2007, the Fund designates 91.03% of its distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Items (A), (B), (C) and (D) are based on the percentage of each fund's total distribution.
Items (E) and (F) are based on the percentage of "Ordinary Income
Distributions."
Item (G) is based on the percentage of gross income of each Fund.
Item (H) is based on the percentage of net investment income distributions. Item (I) is based on the percentage of short-term capital gain distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.


--------------------------------------------------------------------------------
108                       SEI Tax Exempt Trust / Annual Report / August 31, 2007

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran

F. Wendell Gooch

James M. Storey

George J. Sullivan, Jr.

Rosemarie B. Greco

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION, CALL

1 800 DIAL SEI

(1 800 342 5734)

[LOGO]
   SEI New ways.
       New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456  1.800.DIAL.SEI (1.800.342.5734)




SEI-F-024 (8/07)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

For each of the last two fiscal years, the aggregate fees for which KPMG LLP ("KPMG") billed the Trust for services as follows:

------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2007                                                   2006
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates        affiliates that
                                     were              did not require                     that were         did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $171,000            N/A               N/A             $187,600            N/A                $0
        Fees (1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           $ 0               $ 0               N/A                $0                $0                $0
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax              N/A               N/A               N/A                $0                $0                $0
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All             $5,015           $264,500             $0                $0             $190,000          $60,630
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


Notes:

(1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer ("CFO") of the Funds and must include a detailed description of the services proposed to be rendered. The Fund's CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the Audit Committee or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Funds, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                ---------------------------- ----------------- ----------------
                                                   2007             2006
                ---------------------------- ----------------- ----------------
                Audit-Related Fees                  0%               0%

                ---------------------------- ----------------- ----------------
                Tax Fees                            0%               0%

                ---------------------------- ----------------- ----------------
                All Other Fees                      0%               0%

                ---------------------------- ----------------- ----------------


(f) Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the last two fiscal years were $264,500 and $250,630 for 2007 and 2006, respectively. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the registrant.

(h) Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                SEI Tax Exempt Trust


By (Signature and Title)*
                                            /s/ Robert A. Nesher
                                            ------------------------------------
                                            Robert A. Nesher
                                            President  & CEO
Date: October 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*
                                            /s/ Robert A. Nesher
                                            ------------------------------------
                                            Robert A. Nesher
                                            President  & CEO
Date: October 30, 2007


By (Signature and Title)*
                                            /s/ Stephen F. Panner
                                            ------------------------------------
                                            Stephen F. Panner
                                            Controller & CFO
Date: October 30, 2007


* Print the name and title of each signing officer under his or her signature.